Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.4%)
California (97.5%):
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 7/1/39 , Continuously Callable @100 ............................. $ 2,000 $ 2,089
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (a) ................................................... 1,250 761
Albany Unified School District, GO
Series B , 5 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,000 2,067
Series B , 4 .00% , 8/1/46 , Continuously Callable @100 ......................... 1,500 1,506
Bay Area Toll Authority Revenue , Series A , 4 .43% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (b) (c) ...................................................... 15,000 15,174
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 (a) ............................. 3,085 3,247
4 .35% , 8/1/34 , Continuously Callable @100 (a) ............................. 3,000 3,160
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.) , Series B , 4 .50% , 7/1/54 , Continuously Callable @100 .... 1,000 1,017
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (d) ................................................... 1,900 1,837
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 489
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 475
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 968
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,115
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,094
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,675
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 540
California Enterprise Development Authority Revenue
5 .00% , 6/1/44 , Continuously Callable @100 (d) ............................. 750 782
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,870
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 677
4 .00% , 6/1/54 , Continuously Callable @100 ............................... 2,000 2,005
5 .00% , 6/1/54 , Continuously Callable @100 (d) ............................. 1,985 2,053
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,321
Series A , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,100 2,102
Series A , 5 .25% , 12/1/44 , Continuously Callable @100 ........................ 1,300 1,432
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,800 1,795
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,944
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,704
Series A , 4 .00% , 4/1/49 , Continuously Callable @100 ......................... 1,700 1,683
Series A , 4 .00% , 8/15/50 , Continuously Callable @100 ........................ 2,000 2,012
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 14,085
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,075
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 4,025
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,078
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,389
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,115
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 538
California Municipal Finance Authority Revenue
5 .00% , 6/1/43 , Continuously Callable @100 ............................... 2,500 2,661
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 6,206
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 916
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 761
Series A , 5 .50% , 5/1/44 , Continuously Callable @100 (d) ...................... 290 302
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,855
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,018
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,009
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 1,002

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... $ 750 $ 668
Series A , 5 .00% , 4/1/54 , Continuously Callable @103 ......................... 1,540 1,667
Series A , 5 .75% , 5/1/54 , Continuously Callable @100 (d) ...................... 710 740
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 961
Series A , 5 .88% , 5/1/59 , Continuously Callable @100 (d) ...................... 305 323
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,936
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,125
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,565
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (d) ................................................... 7,470 7,750
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,010
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 3,011
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (d) ............................. 1,600 1,612
5 .00% , 8/1/41 , Pre-refunded 8/1/25 @ 100 (d) ............................... 150 152
5 .00% , 8/1/42 , Continuously Callable @100 (d) ............................. 1,000 1,031
5 .00% , 8/1/46 , Continuously Callable @100 (d) ............................. 2,050 2,061
5 .00% , 8/1/46 , Pre-refunded 8/1/25 @ 100 (d) ............................... 200 203
5 .00% , 7/1/49 , Continuously Callable @103 (d) ............................. 1,000 1,058
5 .00% , 8/1/52 , Continuously Callable @100 (d) ............................. 1,000 1,018
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (d) ...................... 1,370 1,389
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 650 657
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 900 915
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 1,050 1,089
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 3,150 3,223
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,788
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,769
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,054
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,167
Series A , 5 .00% , 5/15/25 ............................................. 2,180 2,194
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,494
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 2,035
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,977
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,026
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,562
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.) , Series A , 5 .25% , 8/15/52 , Continuously Callable @100 .................. 1,000 1,087
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 4,036
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,500 9,511
Chino Valley Unified School District, GO
,
Series B , 4 .00% , 8/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,022
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 811
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (d) ........................................ 1,750 1,562
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 1,250 1,265
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 640 648
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,339
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,065
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (d) .......... 2,000 2,154
City of San Mateo Special Tax (INS - Build America Mutual Assurance Co.) , Series 2008-1 ,
5 .25% , 9/1/44 , Continuously Callable @100 ............................... 4,000 4,406

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 11/15/41 , Continuously Callable @100 .............................. $ 5,710 $ 5,734
4 .00% , 11/15/44 , Continuously Callable @100 .............................. 5,000 5,014
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,916
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,046
County of Sacramento Airport System Revenue , Series B , 5 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,100 1,125
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,333
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (e) ........................................................ 15,000 10,843
1/15/35 (e) ........................................................ 7,500 5,209
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 4/1/46 , Continuously Callable @100 ......................... 1,225 1,234
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,072
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.) , 5 .00% , 8/1/45 ,
Continuously Callable @100 ........................................... 2,400 2,470
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series A ,
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 3,000 3,183
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,944
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,596
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 8/1/38 , Continuously Callable @100 ......................... 750 769
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 455
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 454
Irvine Unified School District Special Tax
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,015 1,033
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,102
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,041
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,028
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,018
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 529
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,023
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,801
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,133
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,506
Long Beach Bond Finance Authority Revenue , Series A , 5 .00% , 11/15/35 .............. 3,875 4,313
Los Angeles County Public Works Financing Authority Revenue
Series A , 5 .00% , 12/1/44 , Continuously Callable @100 ........................ 2,000 2,000
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 6,000 6,102
Manteca Unified School District Special Tax , Series A , 5 .00% , 9/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,114
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,815
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,319
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,507
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,384
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,864
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ............. 3,315 3,410
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,006

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ $ 3,500 $ 3,504
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (e) .................................................. 7,500 6,335
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 8/1/31 (e) ....... 12,230 9,470
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (e) ... 5,500 5,164
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 5,046
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,784
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 0 .50% , 5/15/45 , Callable 1/2/25 @ 100 (f) ... 5,940 5,940
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,811
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,633
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,178
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual
Assurance Co.)
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,257
Series A , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,625 1,633
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ...... 2,000 2,009
Riverside County Transportation Commission Revenue , Series B1 , 4 .00% , 6/1/46 ,
Continuously Callable @100 ........................................... 3,000 3,036
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,049
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,002
San Bruno Park School District, GO , Series A , 5 .00% , 8/1/48 , Continuously Callable @100 .. 3,000 3,087
San Diego County Regional Airport Authority Revenue , Series A , 5 .00% , 7/1/47 , Continuously
Callable @100 ..................................................... 1,500 1,554
San Diego County Regional Airport Authority Revenue AMT , Series B , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,954
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,534
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/49 , Continuously Callable @100 .................... 1,000 1,081
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series
B , 5 .00% , 8/1/43 , Continuously Callable @100 ............................. 2,750 2,928
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,010
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,275
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,000 1,027
State of California, GO , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 4,000 4,092
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 882
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,507
Sweetwater Union High School District, GO , Series 2018-A1 , 5 .00% , 8/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,081
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,008
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/45 , Continuously Callable @100 ......................... 7,500 7,518
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 720 738
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,267
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 817
University of California Revenue , Series AL-2 , 0 .35% , 5/15/48 , Callable 1/2/25 @ 100 (f) ... 7,800 7,800
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,871

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... $ 4,475 $ 4,491
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,013
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,629
Washington Township Health Care District, GO
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,280 3,145
Series B , 4 .50% , 8/1/53 , Continuously Callable @100 ......................... 750 787
West Contra Costa Unified School District, GO , Series B , 5 .00% , 8/1/54 , Continuously
Callable @100 ..................................................... 1,000 1,106
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4 .00% , 8/1/41 , Continuously Callable @100 .................. 6,000 6,039
459,314
Guam (1.2%):
Antonio B Won Pat International Airport Authority Revenue AMT , Series A , 5 .25% , 10/1/41 ,
Continuously Callable @100 ........................................... 100 108
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 2,800 2,874
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 2,635 2,834
5,816
Virgin Islands (0.7%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/33 , Continuously Callable
@100 (d) ......................................................... 3,000 3,019
Total Municipal Bonds (Cost $466,482)
a
a
a
468,149
Total Investments (Cost $466,482) — 99.4% 468,149
Other assets in excess of liabilities —  0.6% 2,922
NET ASSETS - 100.00% $ 471,071
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2024.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$36,843 (thousands) and amounted to 7.8% of net assets.
(e) Zero-coupon bond.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (40.0%)
Communication Services (3.4%):
Alphabet, Inc. , Class C ................................................... 37,700 $ 6,428
Cargurus, Inc. (a) ....................................................... 2,098 79
Comcast Corp. , Class A .................................................. 16,786 725
IDT Corp. , Class B ...................................................... 1,782 92
Meta Platforms, Inc. , Class A .............................................. 8,323 4,780
Shutterstock, Inc. ....................................................... 1,142 36
TEGNA, Inc. .......................................................... 6,052 114
Verizon Communications, Inc. .............................................. 25,516 1,131
Yelp, Inc. (a) ........................................................... 2,348 90
Ziff Davis, Inc. (a) ....................................................... 1,959 115
13,590
Consumer Discretionary (3.8%):
Academy Sports & Outdoors, Inc. ........................................... 1,788 88
Asbury Automotive Group, Inc. (a) ........................................... 250 65
AutoNation, Inc. (a) ..................................................... 75 13
AutoZone, Inc. (a) ....................................................... 46 146
Best Buy Co., Inc. ...................................................... 4,001 360
Booking Holdings, Inc. ................................................... 204 1,061
Caleres, Inc. .......................................................... 1,845 57
D.R. Horton, Inc. ....................................................... 7,703 1,300
Deckers Outdoor Corp. (a) ................................................. 988 194
Dick's Sporting Goods, Inc. ................................................ 3,121 647
Expedia Group, Inc. (a) ................................................... 4,332 800
General Motors Co. ..................................................... 30,483 1,694
G-III Apparel Group Ltd. (a) ............................................... 2,765 82
H&R Block, Inc. ....................................................... 4,993 296
Installed Building Products, Inc. ............................................ 446 102
KB Home ............................................................ 1,083 90
Kontoor Brands, Inc. .................................................... 1,348 124
LCI Industries ......................................................... 541 65
Lennar Corp. , Class A .................................................... 7,082 1,235
Murphy USA, Inc. ...................................................... 844 462
NVR, Inc. (a) .......................................................... 130 1,201
O'Reilly Automotive, Inc. (a) ............................................... 117 145
Oxford Industries, Inc. ................................................... 721 60
Perdoceo Education Corp. ................................................. 1,276 35
Phinia, Inc. ........................................................... 1,926 108
PulteGroup, Inc. ........................................................ 10,680 1,445
Ralph Lauren Corp. ..................................................... 3,473 804
Signet Jewelers Ltd. ..................................................... 988 99
Steven Madden Ltd. ..................................................... 2,126 97
Taylor Morrison Home Corp. (a) ............................................ 2,127 157
The Buckle, Inc. ........................................................ 2,002 104
The ODP Corp. (a) ...................................................... 1,294 33
Toll Brothers, Inc. ...................................................... 9,733 1,608
TopBuild Corp. (a) ...................................................... 217 85
Tri Pointe Homes, Inc. (a) ................................................. 2,569 112
Winmark Corp. ........................................................ 208 86
Winnebago Industries, Inc. ................................................ 1,364 80
Worthington Enterprises, Inc. .............................................. 738 30
15,170
Consumer Staples (3.2%):
Altria Group, Inc. ....................................................... 22,202 1,282
Cal-Maine Foods, Inc. ................................................... 1,225 120
Coca-Cola Consolidated, Inc. .............................................. 202 263
Colgate-Palmolive Co. ................................................... 14,416 1,393
Costco Wholesale Corp. .................................................. 1,483 1,441
Dole PLC ............................................................ 1,708 26
Ingles Markets, Inc. , Class A ............................................... 1,010 75

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Kimberly-Clark Corp. .................................................... 9,649 $ 1,345
Philip Morris International, Inc. ............................................. 8,623 1,147
Sysco Corp. ........................................................... 7,594 586
Target Corp. .......................................................... 6,905 914
The Andersons, Inc. ..................................................... 1,763 84
The Kroger Co. ........................................................ 26,032 1,590
The Procter & Gamble Co. ................................................ 6,191 1,110
USANA Health Sciences, Inc. (a) ............................................ 922 35
Vital Farms, Inc. (a) ..................................................... 2,901 96
Walmart, Inc. .......................................................... 17,130 1,584
13,091
Energy (1.4%):
Ardmore Shipping Corp. .................................................. 2,348 26
Berry Corp. ........................................................... 5,356 22
California Resources Corp. ................................................ 576 34
Chord Energy Corp. ..................................................... 453 58
ConocoPhillips Co. ..................................................... 9,112 987
CONSOL Energy, Inc. ................................................... 877 115
Devon Energy Corp. ..................................................... 6,031 229
Diamondback Energy, Inc. ................................................ 4,063 721
EOG Resources, Inc. .................................................... 11,614 1,548
HF Sinclair Corp. ....................................................... 3,086 126
Liberty Energy, Inc. ..................................................... 2,620 48
Magnolia Oil & Gas Corp. , Class A .......................................... 2,655 74
Matador Resources Co. ................................................... 806 48
Murphy Oil Corp. ...................................................... 2,644 86
Ovintiv, Inc. .......................................................... 9,227 419
Phillips 66 Co. ......................................................... 4,658 624
REX American Resources Corp. (a) .......................................... 920 40
RPC, Inc. ............................................................ 5,248 34
Scorpio Tankers, Inc. .................................................... 1,056 53
SM Energy Co. ........................................................ 1,427 64
Teekay Tankers Ltd. , Class A ............................................... 2,153 87
Valero Energy Corp. ..................................................... 867 121
5,564
Financials (5.3%):
Amalgamated Financial Corp. .............................................. 684 24
American Express Co. ................................................... 2,674 815
Ameriprise Financial, Inc. ................................................. 3,107 1,783
Ameris Bancorp ........................................................ 1,171 82
Apollo Commercial Real Estate Finance, Inc. ................................... 3,314 31
Apollo Global Management, Inc. ............................................ 1,389 243
Artisan Partners Asset Management, Inc. , Class A ................................ 1,933 94
Associated Banc-Corp. ................................................... 4,542 121
Bread Financial Holdings, Inc. ............................................. 1,751 103
Capital One Financial Corp. ............................................... 3,059 587
Cathay General Bancorp .................................................. 1,405 73
CNO Financial Group, Inc. ................................................ 3,119 125
Corebridge Financial, Inc. ................................................. 20,088 650
Donnelley Financial Solutions, Inc. (a) ........................................ 1,257 76
East West Bancorp, Inc. .................................................. 5,113 561
Enova International, Inc. (a) ................................................ 606 64
Enterprise Financial Services Corp. .......................................... 547 33
Essent Group Ltd. ...................................................... 1,168 68
Evercore, Inc. ......................................................... 1,116 344
Everest Group Ltd. ...................................................... 1,949 755
Fidelity National Financial, Inc. ............................................ 6,117 388
Fifth Third Bancorp ..................................................... 11,074 532
First Bancorp .......................................................... 6,442 133
First Financial Bancorp ................................................... 1,462 43
Genworth Financial, Inc. (a) ................................................ 11,909 93

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Hancock Whitney Corp. .................................................. 1,359 $ 81
Hope Bancorp, Inc. ..................................................... 9,165 125
Horace Mann Educators Corp. .............................................. 870 36
Interactive Brokers Group, Inc. ............................................. 2,972 568
International Bancshares Corp. ............................................. 1,917 140
Jackson Financial, Inc. , Class A ............................................. 1,355 136
JPMorgan Chase & Co. .................................................. 12,638 3,156
Live Oak Bancshares, Inc. ................................................ 1,589 75
Moelis & Co. , Class A ................................................... 1,364 105
Mr. Cooper Group, Inc. (a) ................................................. 645 64
OFG Bancorp ......................................................... 2,917 133
Pathward Financial, Inc. .................................................. 1,388 116
PennyMac Financial Services, Inc. .......................................... 651 70
Piper Sandler Cos. ...................................................... 205 70
PROG Holdings, Inc. .................................................... 826 40
Prudential Financial, Inc. ................................................. 5,369 695
Regions Financial Corp. .................................................. 5,698 155
Simmons First National Corp. , Class A ....................................... 2,236 55
Skyward Specialty Insurance Group, Inc. (a) .................................... 2,108 114
Synchrony Financial ..................................................... 27,873 1,882
T. Rowe Price Group, Inc. ................................................. 3,406 422
The Allstate Corp. ...................................................... 2,443 507
The Bank of New York Mellon Corp. ......................................... 5,750 471
The Bank of NT Butterfield & Son Ltd. ....................................... 2,784 106
The Hartford Financial Services Group, Inc. .................................... 10,058 1,240
The Progressive Corp. ................................................... 331 89
Veritex Holdings, Inc. .................................................... 3,432 104
Visa, Inc. , Class A ...................................................... 1,301 410
W.R. Berkley Corp. ..................................................... 11,591 748
Wells Fargo & Co. ...................................................... 20,843 1,588
Westamerica Bancorp .................................................... 1,457 83
21,405
Health Care (4.7%):
AbbVie, Inc. .......................................................... 9,803 1,793
ACADIA Pharmaceuticals, Inc. (a) ........................................... 3,309 54
AdaptHealth Corp. (a) .................................................... 5,817 58
ADMA Biologics, Inc. (a) ................................................. 1,593 32
Alkermes PLC (a) ....................................................... 2,743 80
Arcellx, Inc. (a) ........................................................ 955 84
Arcus Biosciences, Inc. (a) ................................................. 2,287 35
Avanos Medical, Inc. (a) .................................................. 2,567 49
Avidity Biosciences, Inc. (a) ............................................... 801 35
Biohaven Ltd. (a) ....................................................... 896 41
Blueprint Medicines Corp. (a) .............................................. 515 50
Cardinal Health, Inc. .................................................... 12,109 1,480
Catalyst Pharmaceuticals, Inc. (a) ............................................ 3,903 86
Cencora, Inc. .......................................................... 446 112
Centene Corp. (a) ....................................................... 11,691 701
Collegium Pharmaceutical, Inc. (a) ........................................... 1,602 49
Corcept Therapeutics, Inc. (a) .............................................. 1,856 107
CorVel Corp. (a) ........................................................ 373 136
Crinetics Pharmaceuticals, Inc. (a) ........................................... 887 51
Cross Country Healthcare, Inc. (a) ........................................... 3,647 39
DaVita, Inc. (a) ......................................................... 134 22
Denali Therapeutics, Inc. (a) ............................................... 1,457 36
Dynavax Technologies Corp. (a) ............................................. 5,124 66
Dyne Therapeutics, Inc. (a) ................................................ 748 23
Elevance Health, Inc. .................................................... 1,680 684
Eli Lilly & Co. ......................................................... 2,533 2,015
Geron Corp. (a) ......................................................... 6,299 26
Gilead Sciences, Inc. .................................................... 12,849 1,190
Halozyme Therapeutics, Inc. (a) ............................................. 693 33

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Harmony Biosciences Holdings, Inc. (a) ....................................... 3,672 $ 127
HCA Healthcare, Inc. .................................................... 1,883 616
Innoviva, Inc. (a) ....................................................... 3,710 70
Insmed, Inc. (a) ......................................................... 1,046 79
Ironwood Pharmaceuticals, Inc. (a) ........................................... 9,200 32
iTeos Therapeutics, Inc. (a) ................................................ 5,996 51
Johnson & Johnson ..................................................... 4,846 751
McKesson Corp. ....................................................... 2,652 1,667
Medpace Holdings, Inc. (a) ................................................ 889 303
Merck & Co., Inc. ...................................................... 16,149 1,641
Molina Healthcare, Inc. (a) ................................................ 1,601 477
Myriad Genetics, Inc. (a) .................................................. 2,720 44
Option Care Health, Inc. (a) ................................................ 4,386 104
Owens & Minor, Inc. (a) .................................................. 2,730 37
Pediatrix Medical Group, Inc. (a) ............................................ 2,380 36
Progyny, Inc. (a) ........................................................ 2,629 41
Regeneron Pharmaceuticals, Inc. (a) .......................................... 629 472
REVOLUTION Medicines, Inc. (a) .......................................... 1,159 67
Rhythm Pharmaceuticals, Inc. (a) ............................................ 663 41
SIGA Technologies, Inc. .................................................. 11,076 81
Tenet Healthcare Corp. (a) ................................................. 6,445 920
The Cigna Group ....................................................... 2,664 900
Twist Bioscience Corp. (a) ................................................. 727 36
U.S. Physical Therapy, Inc. ................................................ 563 56
United Therapeutics Corp. (a) .............................................. 1,989 737
Universal Health Services, Inc. , Class B ....................................... 1,570 322
Vaxcyte, Inc. (a) ........................................................ 803 76
Veracyte, Inc. (a) ........................................................ 2,322 100
Vericel Corp. (a) ........................................................ 1,383 80
19,131
Industrials (4.3%):
ACCO Brands Corp. .................................................... 14,408 84
Acuity Brands, Inc. ..................................................... 1,672 536
Allison Transmission Holdings, Inc. ......................................... 4,954 587
American Woodmark Corp. (a) .............................................. 419 38
Apogee Enterprises, Inc. .................................................. 1,165 98
Applied Industrial Technologies, Inc. ......................................... 577 159
Argan, Inc. ........................................................... 543 85
ASGN, Inc. (a) ......................................................... 775 71
BlueLinx Holdings, Inc. (a) ................................................ 990 124
Boise Cascade Co. ...................................................... 996 147
Builders FirstSource, Inc. (a) ............................................... 7,900 1,473
Carlisle Cos., Inc. ....................................................... 1,201 548
Caterpillar, Inc. ........................................................ 2,810 1,141
Cintas Corp. .......................................................... 3,272 739
Comfort Systems USA, Inc. ............................................... 692 341
Core & Main, Inc. , Class A (a) .............................................. 11,610 564
CRA International, Inc. ................................................... 334 65
Cummins, Inc. ......................................................... 1,554 583
Deluxe Corp. .......................................................... 3,887 90
EMCOR Group, Inc. .................................................... 1,808 922
ExlService Holdings, Inc. (a) ............................................... 1,683 78
Exponent, Inc. ......................................................... 928 92
Ferguson Enterprises, Inc. ................................................. 2,674 577
Genco Shipping & Trading Ltd. ............................................. 4,331 69
GMS, Inc. (a) .......................................................... 743 75
Griffon Corp. .......................................................... 1,066 90
Illinois Tool Works, Inc. .................................................. 1,571 436
JELD-WEN Holding, Inc. (a) ............................................... 5,486 60
Kforce, Inc. ........................................................... 1,195 72
Korn Ferry ........................................................... 1,011 79
Leidos Holdings, Inc. .................................................... 2,049 339

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Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Lennox International, Inc. ................................................. 1,362 $ 909
Limbach Holdings, Inc. (a) ................................................ 206 20
Lockheed Martin Corp. ................................................... 1,241 657
Masco Corp. .......................................................... 6,529 526
Masterbrand, Inc. (a) ..................................................... 4,743 82
Matson, Inc. .......................................................... 932 143
MillerKnoll, Inc. ....................................................... 1,663 42
Mueller Industries, Inc. ................................................... 1,785 144
Otis Worldwide Corp. .................................................... 3,182 328
Owens Corning ........................................................ 3,632 747
PACCAR, Inc. ......................................................... 9,184 1,075
Quanex Building Products Corp. ............................................ 1,186 35
Resideo Technologies, Inc. (a) .............................................. 4,138 112
SkyWest, Inc. (a) ........................................................ 703 81
Sterling Infrastructure, Inc. (a) .............................................. 612 119
Sun Country Airlines Holdings, Inc. (a) ........................................ 3,306 48
Terex Corp. ........................................................... 1,600 88
Textron, Inc. .......................................................... 1,965 168
Trane Technologies PLC .................................................. 217 90
UFP Industries, Inc. ..................................................... 1,002 136
United Rentals, Inc. ..................................................... 176 152
W.W. Grainger, Inc. ..................................................... 1,096 1,321
Wabash National Corp. ................................................... 3,196 63
17,448
Information Technology (11.5%):
A10 Networks, Inc. ..................................................... 5,618 96
Adeia, Inc. ............................................................ 6,865 83
Apple, Inc. ........................................................... 42,682 10,130
Applied Materials, Inc. ................................................... 5,250 917
Arista Networks, Inc. (a) .................................................. 1,598 648
Badger Meter, Inc. ...................................................... 290 63
Belden, Inc. ........................................................... 506 62
Box, Inc. , Class A (a) .................................................... 3,556 125
Broadcom, Inc. ........................................................ 12,590 2,041
CDW Corp. ........................................................... 1,453 256
Cisco Systems, Inc. ..................................................... 12,334 730
Clear Secure, Inc. , Class A ................................................ 3,028 78
CommVault Systems, Inc. (a) ............................................... 696 119
Dell Technologies, Inc. , Class C ............................................ 10,273 1,311
Diodes, Inc. (a) ......................................................... 1,226 80
Dropbox, Inc. , Class A (a) ................................................. 21,801 603
Extreme Networks, Inc. (a) ................................................ 3,917 65
F5, Inc. (a) ............................................................ 2,753 689
Fair Isaac Corp. (a) ...................................................... 277 658
GoDaddy, Inc. , Class A (a) ................................................. 8,099 1,600
Hewlett Packard Enterprise Co. ............................................. 36,240 769
Insight Enterprises, Inc. (a) ................................................ 921 144
Jabil, Inc. ............................................................ 5,549 754
KLA Corp. ........................................................... 869 562
Knowles Corp. (a) ....................................................... 4,038 79
Kulicke & Soffa Industries, Inc. ............................................. 855 41
Microsoft Corp. ........................................................ 21,534 9,119
Motorola Solutions, Inc. .................................................. 2,277 1,138
Napco Security Technologies, Inc. ........................................... 1,530 60
NetScout Systems, Inc. (a) ................................................. 1,319 29
NVIDIA Corp. ......................................................... 78,600 10,866
PC Connection, Inc. ..................................................... 528 38
Photronics, Inc. (a) ...................................................... 3,527 88
Qorvo, Inc. (a) ......................................................... 5,098 352
QUALCOMM, Inc. ..................................................... 6,343 1,006
Qualys, Inc. (a) ......................................................... 260 40
Sanmina Corp. (a) ....................................................... 1,483 118

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
ScanSource, Inc. (a) ..................................................... 1,636 $ 82
SolarWinds Corp. ....................................................... 3,817 51
TD SYNNEX Corp. ..................................................... 2,758 328
TTM Technologies, Inc. (a) ................................................ 1,802 44
Verint Systems, Inc. (a) ................................................... 2,342 59
VeriSign, Inc. (a) ........................................................ 1,274 238
Vishay Intertechnology, Inc. ............................................... 3,880 74
Xerox Holdings Corp. ................................................... 3,918 36
46,469
Materials (1.1%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 537 132
Cabot Corp. ........................................................... 609 67
CF Industries Holdings, Inc. ............................................... 2,657 238
Commercial Metals Co. .................................................. 920 57
Hawkins, Inc. ......................................................... 705 95
LyondellBasell Industries NV , Class A ........................................ 9,024 752
Metallus, Inc. (a) ........................................................ 3,663 61
Nucor Corp. ........................................................... 4,817 745
O-I Glass, Inc. (a) ....................................................... 6,746 85
Packaging Corp. of America ............................................... 237 59
Reliance, Inc. .......................................................... 1,198 385
Ryerson Holding Corp. ................................................... 1,428 37
Steel Dynamics, Inc. ..................................................... 11,123 1,616
Sylvamo Corp. ......................................................... 938 86
Warrior Met Coal, Inc. ................................................... 477 33
4,448
Real Estate (0.4%):
Acadia Realty Trust ..................................................... 3,659 95
Alexander & Baldwin, Inc. ................................................ 4,026 79
COPT Defense Properties ................................................. 1,548 51
DiamondRock Hospitality Co. .............................................. 8,497 79
Easterly Government Properties, Inc. ......................................... 5,477 67
Empire State Realty Trust, Inc. ............................................. 6,434 71
Innovative Industrial Properties, Inc. ......................................... 709 77
Kite Realty Group Trust .................................................. 3,758 104
PotlatchDeltic Corp. ..................................................... 1,291 58
Terreno Realty Corp. .................................................... 584 35
The St. Joe Co. ........................................................ 1,200 61
VICI Properties, Inc. .................................................... 21,816 711
Xenia Hotels & Resorts, Inc. ............................................... 5,171 80
1,568
Utilities (0.9%):
Black Hills Corp. ....................................................... 2,088 134
Consolidated Edison, Inc. ................................................. 1,466 148
DTE Energy Co. ....................................................... 5,403 680
Entergy Corp. ......................................................... 6,534 1,020
New Jersey Resources Corp. ............................................... 1,340 69
NiSource, Inc. ......................................................... 16,413 625
Northwestern Energy Group, Inc. ........................................... 2,416 133
NRG Energy, Inc. ....................................................... 6,737 685
ONE Gas, Inc. ......................................................... 1,027 80
Spire, Inc. ............................................................ 1,274 93
3,667
Total Common Stocks (Cost $113,461)
a
a
a
161,551

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 1,494 $ 1,491
Total U.S. Treasury Obligations (Cost $1,495)
a
a
a
1,491
Shares
Exchange-Traded Funds (46.5%)
Invesco DB Commodity Index Tracking Fund (c) ................................ 45,600 1,010
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 43,991 2,180
Invesco FTSE RAFI Emerging Markets ETF ................................... 240,641 5,001
iShares 0-5 Year TIPS Bond ETF ............................................ 15,974 1,615
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,550
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,200
iShares 7-10 Year Treasury Bond ETF ........................................ 25,252 2,404
iShares Core MSCI EAFE ETF ............................................. 103,179 7,599
iShares Core S&P 500 ETF ................................................ 9,551 5,779
iShares Core U.S. Aggregate Bond ETF ....................................... 10,663 1,058
iShares J.P. Morgan USD Emerging Markets Bond ETF (c) ......................... 8,329 768
iShares MSCI International Momentum Factor ETF (c) ............................ 146,564 5,751
iShares MSCI International Quality Factor ETF ................................. 165,207 6,433
iShares Russell 2000 ETF (c) ............................................... 31,919 7,720
Schwab Fundamental Emerging Markets Equity ETF ............................. 430,014 13,128
Schwab Fundamental International Equity ETF (c) ............................... 829,619 29,377
Schwab Fundamental International Small Equity ETF ............................. 91,800 3,320
SPDR Gold Shares (a) .................................................... 25,212 6,192
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 904
VanEck Gold Miners ETF ................................................. 20,300 764
Vanguard FTSE All-World ex-US ETF ........................................ 28,182 1,688
Vanguard FTSE Developed Markets ETF ...................................... 593,223 29,839
Vanguard FTSE Emerging Markets ETF ...................................... 257,587 11,738
Vanguard Mortgage-Backed Securities ETF (c) .................................. 21,540 999
Vanguard Real Estate ETF ................................................ 99,703 9,787
Vanguard S&P 500 ETF .................................................. 37,008 20,482
Vanguard Total Bond Market ETF ........................................... 72,980 5,371
Vanguard Total Stock Market ETF ........................................... 4,415 1,324
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 16,645 843
Xtrackers USD High Yield Corporate Bond ETF ................................. 42,134 1,549
Total Exchange-Traded Funds (Cost $151,263)
a
a
a
187,373
Affiliated Exchange-Traded Funds (12.1%)
VictoryShares Core Intermediate Bond ETF .................................... 688,471 32,344
VictoryShares Core Plus Intermediate Bond ETF ................................ 392,170 8,569
VictoryShares Emerging Markets Value Momentum ETF .......................... 16,000 755
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,202
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 80,000 2,024
Total Affiliated Exchange-Traded Funds (Cost $52,594)
a
a
a
48,894
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .55% (d) ........ 1,218,838 1,219
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .57% (d) ............ 1,218,838 1,219
Invesco Government & Agency Portfolio, Institutional Shares , 4 .57% (d) ............... 1,218,838 1,219
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .58% (d) . 1,218,838 1,218
Total Collateral for Securities Loaned (Cost $4,875)
a
a
a
4,875
Total Investments (Cost $323,688) — 100.2% 404,184
Liabilities in excess of other assets —  (0.2)% (990)
NET ASSETS - 100.00% $ 403,194
At November 30, 2024, the Fund's investments in foreign securities were 30.2% of net assets.
^ Purchased with cash collateral from securities on loan.

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Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on November 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 110 12/20/24 $ 5,659,393 $ 5,598,617 $ (60,776)
FTSE 100 Index Futures .............. 49 12/20/24 5,217,722 5,179,336 (38,386)
Swiss Market Index Futures ........... 15 12/20/24 2,035,397 2,001,873 (33,524)
Tokyo Price Index Futures ............ 20 12/12/24 3,577,765 3,581,551 3,786
$ (128,900)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 15 12/19/24 $ 1,996,553 $ 2,068,295 $ (71,742)
E-Mini Russell 2000 Index Futures ...... 61 12/20/24 6,729,493 7,456,030 (726,537)
Hang Seng Index Futures ............. 9 12/30/24 1,101,439 1,128,210 (26,771)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 19 12/19/24 3,947,924 4,179,213 (231,289)
$ (1,056,339)
Total unrealized appreciation $ 3,786
Total unrealized depreciation (1,189,025)
Total net unrealized appreciation (depreciation) $ (1,185,239)
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
VictoryShares Core Intermediate Bond
ETF ......................... $ 34,381 $ — $ (2,647) $ (465) $ — $ 1,075 $ 32,344 $ 943
VictoryShares Core Plus Intermediate
Bond ETF .................... 7,437 979 — — — 153 8,569 255
VictoryShares Emerging Markets Value
Momentum ETF ................ 725 — — — — 30 755 41
VictoryShares Short-Term Bond ETF ... 5,121 — — — — 81 5,202 194
VictoryShares WestEnd Economic Cycle
Bond ETF .................... — 2,007 — — — 17 2,024 30
$ 47,664 $ 2,986 $ (2,647) $ (465) $ — $ 1,356 $ 48,894 $ 1,463

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (32.4%)
VictoryShares Core Intermediate Bond ETF .................................... 438,782 $ 20,614
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,624
VictoryShares Free Cash Flow ETF(a) ........................................ 90,000 3,295
VictoryShares International Value Momentum ETF ............................... 93,597 4,471
VictoryShares Short-Term Bond ETF ......................................... 579,469 29,223
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,703
VictoryShares US Value Momentum ETF ...................................... 25,995 2,267
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 82,587 3,409
Total Affiliated Exchange-Traded Funds (Cost $64,969)
a
a
a
67,606
Affiliated Mutual Funds (67.3%)
Victory 500 Index Fund, Reward Shares ....................................... 95,380 7,366
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,279,774 48,839
Victory Emerging Markets Fund, Institutional Shares ............................. 105,073 2,186
Victory Government Securities Fund, Institutional Shares .......................... 2,859,873 25,338
Victory High Income Fund, Institutional Shares ................................. 1,387,406 9,601
Victory Income Fund, Institutional Shares ..................................... 1,499,269 17,436
Victory Income Stock Fund, Institutional Shares ................................. 106,051 2,333
Victory International Fund, Institutional Shares .................................. 254,571 7,128
Victory Market Neutral Income Fund, Class I ................................... 1,161,670 9,723
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 61,247 3,223
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 63,955 1,350
Victory Short-Term Bond Fund, Institutional Shares .............................. 868 8
Victory Small Cap Stock Fund, Institutional Shares ............................... 36,945 577
Victory Target Managed Allocation Fund ...................................... 475,327 5,267
Total Affiliated Mutual Funds (Cost $140,749)
a
a
a
140,375
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.55%(b) ........ 278,919 279
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.57%(b) ............ 278,919 279
Invesco Government & Agency Portfolio, Institutional Shares, 4.57%(b) ............... 303,131 303
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.58%(b) . 254,706 255
Total Collateral for Securities Loaned (Cost $1,116)
a
a
a
1,116
Total Investments (Cost $206,834) — 100.2% 209,097
Liabilities in excess of other assets —  (0.2)% (507)
NET ASSETS - 100.00% $ 208,590
At November 30, 2024, the foreign securities held by the underlying Funds were 13.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on November 30, 2024.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
Victory 500 Index Fund, Reward Shares . $ 8,886 $ 74 $ (2,967) $ 1,670 $ — $ (297) $ 7,366 $ 74
Victory Core Plus Intermediate Bond
Fund, Institutional Shares ......... 48,423 1,474 (1,919) (378) — 1,239 48,839 1,654
Victory Emerging Markets Fund,
Institutional Shares .............. 2,510 — (415) 9 — 82 2,186 —

Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
Victory Government Securities Fund,
Institutional Shares .............. $ 25,849 $ 640 $ (1,530) $ (182) $ — $ 561 $ 25,338 $ 719
Victory High Income Fund, Institutional
Shares ....................... 10,445 567 (1,495) (256) — 340 9,601 567
Victory Income Fund, Institutional Shares 17,197 522 (714) (99) — 530 17,436 522
Victory Income Stock Fund, Institutional
Shares ....................... 2,475 33 (497) 58 — 264 2,333 33
Victory International Fund, Institutional
Shares ....................... 7,133 — (416) 12 — 399 7,128 —
Victory Market Neutral Income Fund,
Class I ....................... 9,519 343 — — — (139) 9,723 343
Victory Nasdaq-100 Index Fund, Class R6 3,798 — (1,105) 250 — 280 3,223 —
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 948 — — — — 402 1,350 —
Victory Short-Term Bond Fund,
Institutional Shares .............. 7 1 — — — —* 8 –*
Victory Small Cap Stock Fund,
Institutional Shares .............. 1,482 — (1,008) 20 — 83 577 —
Victory Target Managed Allocation Fund 5,728 — (997) (55) — 591 5,267 —
VictoryShares Core Intermediate Bond
ETF ......................... 16,425 3,872 — — — 317 20,614 517
VictoryShares Emerging Markets Value
Momentum ETF ................ 2,520 — — — — 104 2,624 142
VictoryShares Free Cash Flow ETF .... 1,787 932 — — — 576 3,295 19
VictoryShares International Value
Momentum ETF ................ 4,868 — (472) (30) — 105 4,471 195
VictoryShares Short-Term Bond ETF ... 31,240 — (2,508) (72) — 563 29,223 1,149
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 1,419 — — — — 284 1,703 19
VictoryShares US Value Momentum ETF 2,224 — (420) 181 — 282 2,267 29
VictoryShares WestEnd U.S. Sector ETF 2,880 — — — — 529 3,409 20
$ 207,763 $ 8,458 $ (16,463) $ 1,128 $ — $ 7,095 $ 207,981 $ 6,002
*
Rounds to less than $1 thousand.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (40.7%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 299,573 $ 14,131
VictoryShares Free Cash Flow ETF (a) ........................................ 422,092 15,453
VictoryShares International Value Momentum ETF ............................... 487,611 23,293
VictoryShares Small Cap Free Cash Flow ETF .................................. 161,062 4,553
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 104,594 9,605
VictoryShares US Value Momentum ETF (a) .................................... 169,156 14,755
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 537,787 22,200
Total Affiliated Exchange-Traded Funds (Cost $83,989)
a
a
a
103,990
Affiliated Mutual Funds (59.0%)
Victory 500 Index Fund, Reward Shares ....................................... 697,945 53,902
Victory Emerging Markets Fund, Institutional Shares ............................. 593,340 12,341
Victory Income Stock Fund, Institutional Shares ................................. 538,826 11,854
Victory International Fund, Institutional Shares .................................. 1,418,890 39,729
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 378,484 19,916
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 45,942 970
Victory Small Cap Stock Fund, Institutional Shares ............................... – (b) – (c)
Victory Target Managed Allocation Fund ...................................... 1,061,627 11,763
Total Affiliated Mutual Funds (Cost $100,722)
a
a
a
150,475
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .55% (d) ........ 434,044 434
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .57% (d) ............ 434,044 434
Invesco Government & Agency Portfolio, Institutional Shares , 4 .57% (d) ............... 434,044 434
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .58% (d) . 434,044 434
Total Collateral for Securities Loaned (Cost $1,736)
a
a
a
1,736
Total Investments (Cost $186,447) — 100.4% 256,201
Liabilities in excess of other assets —  (0.4)% (1,091)
NET ASSETS - 100.00% $ 255,110
At November 30, 2024, the foreign securities held by the underlying Funds were 35.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rounds to less than 1 share.
(c) Rounds to less than $1 thousand.
(d) Rate disclosed is the daily yield on November 30, 2024.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
Victory 500 Index Fund, Reward Shares . $ 46,754 $ 436 $ (1,888) $ 275 $ — $ 8,325 $ 53,902 $ 436
Victory Emerging Markets Fund,
Institutional Shares .............. 11,214 918 (211) (16) — 436 12,341 —
Victory Income Stock Fund, Institutional
Shares ....................... 10,157 170 — — — 1,527 11,854 170
Victory International Fund, Institutional
Shares ....................... 36,719 835 — — — 2,175 39,729 —
Victory Nasdaq-100 Index Fund, Class R6 17,982 — (954) 154 — 2,734 19,916 —
Victory Precious Metals and Minerals
Fund, Institutional Shares ......... 681 — — — — 289 970 —

Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
Victory Small Cap Stock Fund,
Institutional Shares .............. $ 5,202 $ — $ (5,697) $ 449 $ — $ 46 $ — * $ —
Victory Target Managed Allocation Fund 14,145 — (3,731) 82 — 1,267 11,763 —
VictoryShares Emerging Markets Value
Momentum ETF ................ 12,091 1,615 — — — 425 14,131 688
VictoryShares Free Cash Flow ETF .... 11,674 1,009 — — — 2,770 15,453 104
VictoryShares International Value
Momentum ETF ................ 23,446 — (528) (58) — 433 23,293 1,000
VictoryShares Small Cap Free Cash Flow
ETF ......................... 1,804 2,518 — — — 231 4,553 23
VictoryShares US Small Mid Cap Value
Momentum ETF ................ 5,858 2,507 — — — 1,240 9,605 81
VictoryShares US Value Momentum ETF 12,853 — (750) 248 — 2,404 14,755 158
VictoryShares WestEnd U.S. Sector ETF 17,633 1,258 — — — 3,309 22,200 125
$ 228,213 $ 11,266 $ (13,759) $ 1,134 $ — $ 27,611 $ 254,465 $ 2,785
*
Rounds to less than $1 thousand.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (22.0%)
Communication Services (2.0%):
Alphabet, Inc. , Class C ................................................... 65,521 $ 11,170
Comcast Corp. , Class A .................................................. 29,169 1,260
Meta Platforms, Inc. , Class A .............................................. 14,467 8,309
Verizon Communications, Inc. .............................................. 44,345 1,966
22,705
Consumer Discretionary (2.0%):
AutoNation, Inc. (a) ..................................................... 131 23
AutoZone, Inc. (a) ....................................................... 80 254
Best Buy Co., Inc. ...................................................... 6,941 625
Booking Holdings, Inc. ................................................... 357 1,857
D.R. Horton, Inc. ....................................................... 13,388 2,260
Deckers Outdoor Corp. (a) ................................................. 1,717 336
Dick's Sporting Goods, Inc. ................................................ 5,424 1,124
Expedia Group, Inc. (a) ................................................... 7,513 1,387
General Motors Co. ..................................................... 52,978 2,945
H&R Block, Inc. ....................................................... 8,676 514
Lennar Corp. , Class A .................................................... 12,310 2,147
Murphy USA, Inc. ...................................................... 1,467 804
NVR, Inc. (a) .......................................................... 226 2,087
O'Reilly Automotive, Inc. (a) ............................................... 204 254
PulteGroup, Inc. ........................................................ 18,561 2,511
Ralph Lauren Corp. ..................................................... 6,035 1,396
Toll Brothers, Inc. ...................................................... 16,916 2,794
TopBuild Corp. (a) ...................................................... 376 147
23,465
Consumer Staples (1.9%):
Altria Group, Inc. ....................................................... 38,502 2,223
Coca-Cola Consolidated, Inc. .............................................. 289 377
Colgate-Palmolive Co. ................................................... 25,055 2,421
Costco Wholesale Corp. .................................................. 2,578 2,506
Kimberly-Clark Corp. .................................................... 16,770 2,337
Philip Morris International, Inc. ............................................. 14,954 1,990
Sysco Corp. ........................................................... 13,192 1,017
Target Corp. .......................................................... 11,999 1,588
The Kroger Co. ........................................................ 45,240 2,763
The Procter & Gamble Co. ................................................ 10,755 1,928
Walmart, Inc. .......................................................... 29,767 2,753
21,903
Energy (0.7%):
ConocoPhillips Co. ..................................................... 15,806 1,712
Devon Energy Corp. ..................................................... 10,463 397
Diamondback Energy, Inc. ................................................ 7,062 1,254
EOG Resources, Inc. .................................................... 20,183 2,690
Ovintiv, Inc. .......................................................... 16,033 728
Phillips 66 Co. ......................................................... 8,095 1,084
Valero Energy Corp. ..................................................... 1,507 210
8,075
Financials (2.8%):
American Express Co. ................................................... 4,645 1,415
Ameriprise Financial, Inc. ................................................. 5,401 3,100
Apollo Global Management, Inc. ............................................ 2,413 422
Capital One Financial Corp. ............................................... 5,316 1,021
Corebridge Financial, Inc. ................................................. 34,900 1,130
East West Bancorp, Inc. .................................................. 8,886 975
Evercore, Inc. ......................................................... 1,939 597
Everest Group Ltd. ...................................................... 3,386 1,312
Fidelity National Financial, Inc. ............................................ 10,628 674
Fifth Third Bancorp ..................................................... 19,240 925

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Interactive Brokers Group, Inc. ............................................. 5,166 $ 987
JPMorgan Chase & Co. .................................................. 21,897 5,468
Prudential Financial, Inc. ................................................. 9,331 1,207
Regions Financial Corp. .................................................. 9,901 270
Synchrony Financial ..................................................... 48,440 3,271
T. Rowe Price Group, Inc. ................................................. 5,917 733
The Allstate Corp. ...................................................... 4,248 881
The Bank of New York Mellon Corp. ......................................... 9,979 817
The Hartford Financial Services Group, Inc. .................................... 17,479 2,155
The Progressive Corp. ................................................... 576 155
Visa, Inc. , Class A ...................................................... 2,261 712
W.R. Berkley Corp. ..................................................... 20,142 1,300
Wells Fargo & Co. ...................................................... 36,217 2,759
32,286
Health Care (2.5%):
AbbVie, Inc. .......................................................... 17,000 3,110
Cardinal Health, Inc. .................................................... 21,044 2,572
Cencora, Inc. .......................................................... 776 195
Centene Corp. (a) ....................................................... 20,274 1,216
DaVita, Inc. (a) ......................................................... 232 39
Elevance Health, Inc. .................................................... 2,913 1,185
Eli Lilly & Co. ......................................................... 4,401 3,500
Gilead Sciences, Inc. .................................................... 22,285 2,063
HCA Healthcare, Inc. .................................................... 3,273 1,071
Johnson & Johnson ..................................................... 8,425 1,306
McKesson Corp. ....................................................... 4,609 2,897
Medpace Holdings, Inc. (a) ................................................ 1,546 527
Merck & Co., Inc. ...................................................... 28,065 2,853
Molina Healthcare, Inc. (a) ................................................ 2,784 829
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,094 821
Tenet Healthcare Corp. (a) ................................................. 11,202 1,598
The Cigna Group ....................................................... 4,619 1,560
United Therapeutics Corp. (a) .............................................. 3,459 1,282
Universal Health Services, Inc. , Class B ....................................... 2,730 560
29,184
Industrials (2.2%):
Acuity Brands, Inc. ..................................................... 2,906 932
Allison Transmission Holdings, Inc. ......................................... 8,610 1,020
Builders FirstSource, Inc. (a) ............................................... 13,731 2,560
Carlisle Cos., Inc. ....................................................... 2,087 953
Caterpillar, Inc. ........................................................ 4,882 1,983
Cintas Corp. .......................................................... 5,690 1,285
Comfort Systems USA, Inc. ............................................... 1,203 593
Core & Main, Inc. , Class A (a) .............................................. 20,177 980
Cummins, Inc. ......................................................... 2,699 1,012
EMCOR Group, Inc. .................................................... 3,141 1,602
Ferguson Enterprises, Inc. ................................................. 4,637 1,001
Illinois Tool Works, Inc. .................................................. 2,731 758
Leidos Holdings, Inc. .................................................... 3,562 589
Lennox International, Inc. ................................................. 2,365 1,578
Lockheed Martin Corp. ................................................... 2,157 1,142
Masco Corp. .......................................................... 11,346 914
Otis Worldwide Corp. .................................................... 5,522 569
Owens Corning ........................................................ 6,310 1,297
PACCAR, Inc. ......................................................... 15,935 1,864
Textron, Inc. .......................................................... 3,414 292
Trane Technologies PLC .................................................. 376 157
United Rentals, Inc. ..................................................... 307 266
W.W. Grainger, Inc. ..................................................... 1,900 2,290
25,637

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Information Technology (6.7%):
Apple, Inc. ........................................................... 74,179 $ 17,605
Applied Materials, Inc. ................................................... 9,125 1,594
Arista Networks, Inc. (a) .................................................. 2,778 1,127
Broadcom, Inc. ........................................................ 21,885 3,547
Cisco Systems, Inc. ..................................................... 21,435 1,269
Dell Technologies, Inc. , Class C ............................................ 17,854 2,278
Dropbox, Inc. , Class A (a) ................................................. 37,884 1,048
F5, Inc. (a) ............................................................ 4,784 1,198
Fair Isaac Corp. (a) ...................................................... 481 1,142
GoDaddy, Inc. , Class A (a) ................................................. 14,075 2,781
Hewlett Packard Enterprise Co. ............................................. 62,982 1,337
Jabil, Inc. ............................................................ 9,642 1,310
KLA Corp. ........................................................... 1,512 978
Microsoft Corp. ........................................................ 37,424 15,848
Motorola Solutions, Inc. .................................................. 3,957 1,977
NVIDIA Corp. ......................................................... 136,601 18,885
Qorvo, Inc. (a) ......................................................... 8,859 612
QUALCOMM, Inc. ..................................................... 11,025 1,748
TD SYNNEX Corp. ..................................................... 4,792 570
VeriSign, Inc. (a) ........................................................ 2,212 414
77,268
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 4,618 414
LyondellBasell Industries NV , Class A ........................................ 15,648 1,304
Nucor Corp. ........................................................... 8,372 1,295
Packaging Corp. of America ............................................... 412 103
Reliance, Inc. .......................................................... 2,083 669
Steel Dynamics, Inc. ..................................................... 19,331 2,808
6,593
Real Estate (0.1%):
VICI Properties, Inc. .................................................... 38,552 1,257
Utilities (0.5%):
Consolidated Edison, Inc. ................................................. 2,548 256
DTE Energy Co. ....................................................... 9,388 1,181
Entergy Corp. ......................................................... 11,354 1,773
NiSource, Inc. ......................................................... 28,522 1,086
NRG Energy, Inc. ....................................................... 11,706 1,190
5,486
Total Common Stocks (Cost $172,795)
a
a
a
253,859
Principal Amount
(000)
U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 9,963 9,943
Total U.S. Treasury Obligations (Cost $9,969)
a
a
a
9,943
Shares
Exchange-Traded Funds (43.2%)
Invesco DB Commodity Index Tracking Fund .................................. 114,500 2,535
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 335,920 16,648
Invesco FTSE RAFI Emerging Markets ETF ................................... 686,690 14,269
iShares 0-5 Year TIPS Bond ETF ............................................ 104,795 10,593
iShares 1-3 Year Treasury Bond ETF ......................................... 156,318 12,868
iShares 20+ Year Treasury Bond ETF ......................................... 188,374 17,701
iShares 7-10 Year Treasury Bond ETF ........................................ 202,123 19,240
iShares Core MSCI EAFE ETF ............................................. 123,049 9,063
iShares Core MSCI Emerging Markets ETF .................................... 159,225 8,647
iShares Core S&P 500 ETF ................................................ 10,288 6,225

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
iShares Core S&P Small-Cap ETF ........................................... 104,912 $ 13,274
iShares Core U.S. Aggregate Bond ETF ....................................... 276,972 27,476
iShares J.P. Morgan USD Emerging Markets Bond ETF (c) ......................... 86,803 7,999
iShares MSCI Canada ETF ................................................ 57,930 2,505
iShares MSCI International Momentum Factor ETF (c) ............................ 401,271 15,746
iShares MSCI International Quality Factor ETF ................................. 457,001 17,796
iShares Russell 2000 ETF (c) ............................................... 68,837 16,650
Schwab Fundamental Emerging Markets Equity ETF ............................. 920,892 28,115
Schwab Fundamental International Equity ETF ................................. 1,549,839 54,880
Schwab Fundamental International Small Equity ETF ............................. 266,700 9,647
SPDR Gold Shares (a) (c) .................................................. 75,362 18,508
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 2,109
VanEck Gold Miners ETF ................................................. 50,213 1,891
Vanguard FTSE All-World ex-US ETF ........................................ 182,796 10,951
Vanguard FTSE Developed Markets ETF ...................................... 728,719 36,655
Vanguard Mortgage-Backed Securities ETF (c) .................................. 280,927 13,024
Vanguard Real Estate ETF (c) .............................................. 221,156 21,709
Vanguard S&P 500 ETF .................................................. 59,656 33,017
Vanguard Short-Term Corporate Bond ETF (c) .................................. 138,426 10,887
Vanguard Total Bond Market ETF ........................................... 104,751 7,710
Vanguard Total Stock Market ETF ........................................... 47,516 14,248
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 59,797 3,027
Xtrackers USD High Yield Corporate Bond ETF ................................. 317,331 11,665
Total Exchange-Traded Funds (Cost $424,052)
a
a
a
497,278
Affiliated Exchange-Traded Funds (32.5%)
VictoryShares Core Intermediate Bond ETF .................................... 5,559,400 261,181
VictoryShares Core Plus Intermediate Bond ETF ................................ 3,356,796 73,346
VictoryShares Emerging Markets Value Momentum ETF .......................... 51,500 2,429
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,297
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 700,000 17,710
Total Affiliated Exchange-Traded Funds (Cost $417,787)
a
a
a
374,963
Collateral for Securities Loaned (5.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .55% (d) ........ 14,574,430 14,574
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .57% (d) ............ 14,574,430 14,575
Invesco Government & Agency Portfolio, Institutional Shares , 4 .57% (d) ............... 14,574,430 14,575
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .58% (d) . 14,574,430 14,574
Total Collateral for Securities Loaned (Cost $58,298)
a
a
a
58,298
Total Investments (Cost $1,082,901) — 103.7% 1,194,341
Liabilities in excess of other assets —  (3.7)% (42,714)
NET ASSETS - 100.00% $ 1,151,627
At November 30, 2024, the Fund's investments in foreign securities were 21.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on November 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 355 12/20/24 $ 18,264,405 $ 18,068,267 $ (196,138)
FTSE 100 Index Futures .............. 141 12/20/24 15,014,261 14,903,803 (110,458)
Swiss Market Index Futures ........... 38 12/20/24 5,147,125 5,071,412 (75,713)
Tokyo Price Index Futures ............ 81 12/12/24 14,495,743 14,505,281 9,538
$ (372,771)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 57 12/19/24 $ 7,587,880 $ 7,859,518 $ (271,638)
E-Mini S&P 500 Futures .............. 21 12/20/24 6,111,412 6,354,075 (242,663)
Hang Seng Index Futures ............. 31 12/30/24 3,793,846 3,886,057 (92,211)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 91 12/19/24 18,874,736 20,016,230 (1,141,494)
$ (1,748,006)
Total unrealized appreciation $ 9,538
Total unrealized depreciation (2,130,315)
Total net unrealized appreciation (depreciation) $ (2,120,777)
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
VictoryShares Core Intermediate Bond
ETF ......................... $ 276,232 $ — $ (19,927) $ (3,422) $ — $ 8,298 $ 261,181 $ 7,590
VictoryShares Core Plus Intermediate
Bond ETF .................... 70,390 1,541 — — — 1,415 73,346 2,389
VictoryShares Emerging Markets Value
Momentum ETF ................ 2,333 — — — — 96 2,429 132
VictoryShares Short-Term Bond ETF ... 19,983 — — — — 314 20,297 758
VictoryShares WestEnd Economic Cycle
Bond ETF .................... — 17,563 — — — 147 17,710 259
$ 368,938 $ 19,104 $ (19,927) $ (3,422) $ — $ 10,270 $ 374,963 $ 11,128

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (29.4%)
Communication Services (2.5%):
Alphabet, Inc. , Class C ................................................... 197,876 $ 33,736
Cargurus, Inc. (a) ....................................................... 6,857 259
Comcast Corp. , Class A .................................................. 88,100 3,805
IDT Corp. , Class B ...................................................... 4,928 254
John Wiley & Sons, Inc. , Class A ............................................ 4,471 233
Meta Platforms, Inc. , Class A .............................................. 43,693 25,094
TEGNA, Inc. .......................................................... 20,660 388
Verizon Communications, Inc. .............................................. 133,931 5,939
Yelp, Inc. (a) ........................................................... 7,595 290
Ziff Davis, Inc. (a) ....................................................... 8,097 477
70,475
Consumer Discretionary (2.7%):
Asbury Automotive Group, Inc. (a) ........................................... 1,027 267
AutoNation, Inc. (a) ..................................................... 399 71
AutoZone, Inc. (a) ....................................................... 242 767
Best Buy Co., Inc. ...................................................... 20,959 1,886
Booking Holdings, Inc. ................................................... 1,072 5,577
Build-A-Bear Workshop, Inc. .............................................. 6,041 230
Caleres, Inc. .......................................................... 7,900 245
D.R. Horton, Inc. ....................................................... 40,435 6,825
Deckers Outdoor Corp. (a) ................................................. 5,196 1,018
Dick's Sporting Goods, Inc. ................................................ 16,387 3,396
Expedia Group, Inc. (a) ................................................... 22,674 4,186
General Motors Co. ..................................................... 160,001 8,894
G-III Apparel Group Ltd. (a) ............................................... 8,820 261
H&R Block, Inc. ....................................................... 26,208 1,554
KB Home ............................................................ 5,198 430
Kontoor Brands, Inc. .................................................... 2,431 223
Lennar Corp. , Class A .................................................... 37,177 6,483
M/I Homes, Inc. (a) ...................................................... 2,517 415
Movado Group, Inc. ..................................................... 9,416 192
Murphy USA, Inc. ...................................................... 4,434 2,429
NVR, Inc. (a) .......................................................... 680 6,280
O'Reilly Automotive, Inc. (a) ............................................... 617 767
Perdoceo Education Corp. ................................................. 7,597 209
Phinia, Inc. ........................................................... 5,750 322
PulteGroup, Inc. ........................................................ 56,057 7,583
Ralph Lauren Corp. ..................................................... 18,232 4,219
Signet Jewelers Ltd. ..................................................... 3,897 390
Taylor Morrison Home Corp. (a) ............................................ 6,675 493
The Buckle, Inc. ........................................................ 5,081 265
The ODP Corp. (a) ...................................................... 5,435 140
Toll Brothers, Inc. ...................................................... 51,089 8,438
TopBuild Corp. (a) ...................................................... 1,143 447
Tri Pointe Homes, Inc. (a) ................................................. 9,298 405
Winmark Corp. ........................................................ 562 232
Winnebago Industries, Inc. ................................................ 4,027 236
75,775
Consumer Staples (2.5%):
Altria Group, Inc. ....................................................... 116,192 6,709
Cal-Maine Foods, Inc. ................................................... 3,437 335
Coca-Cola Consolidated, Inc. .............................................. 876 1,143
Colgate-Palmolive Co. ................................................... 75,671 7,312
Costco Wholesale Corp. .................................................. 7,789 7,570
Dole PLC ............................................................ 15,759 238
Ingles Markets, Inc. , Class A ............................................... 2,940 217
John B Sanfilippo & Son, Inc. .............................................. 3,409 294
Kimberly-Clark Corp. .................................................... 50,650 7,058
Philip Morris International, Inc. ............................................. 45,126 6,004

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
SpartanNash Co. ....................................................... 10,502 $ 199
Sysco Corp. ........................................................... 39,794 3,069
Target Corp. .......................................................... 36,242 4,795
The Andersons, Inc. ..................................................... 4,893 234
The Kroger Co. ........................................................ 136,634 8,346
The Procter & Gamble Co. ................................................ 32,442 5,816
Vital Farms, Inc. (a) ..................................................... 9,252 307
Walmart, Inc. .......................................................... 89,907 8,316
67,962
Energy (1.0%):
Ardmore Shipping Corp. .................................................. 17,871 199
Berry Corp. ........................................................... 35,653 146
Chord Energy Corp. ..................................................... 1,261 161
ConocoPhillips Co. ..................................................... 47,704 5,168
CONSOL Energy, Inc. ................................................... 3,556 465
Devon Energy Corp. ..................................................... 31,588 1,199
Diamondback Energy, Inc. ................................................ 21,326 3,787
EOG Resources, Inc. .................................................... 60,959 8,123
Liberty Energy, Inc. ..................................................... 14,883 274
Matador Resources Co. ................................................... 2,642 159
Murphy Oil Corp. ...................................................... 6,808 221
Ovintiv, Inc. .......................................................... 48,430 2,200
Peabody Energy Corp. ................................................... 8,403 200
Phillips 66 Co. ......................................................... 24,452 3,276
REX American Resources Corp. (a) .......................................... 6,771 293
Scorpio Tankers, Inc. .................................................... 3,561 180
Teekay Tankers Ltd. , Class A ............................................... 9,293 374
Valero Energy Corp. ..................................................... 4,555 634
27,059
Financials (4.0%):
1st Source Corp. ....................................................... 6,326 410
Amalgamated Financial Corp. .............................................. 10,523 375
American Express Co. ................................................... 14,033 4,276
Ameriprise Financial, Inc. ................................................. 16,313 9,363
Ameris Bancorp ........................................................ 5,946 418
Apollo Commercial Real Estate Finance, Inc. ................................... 22,350 207
Apollo Global Management, Inc. ............................................ 7,291 1,276
Bread Financial Holdings, Inc. ............................................. 7,808 459
Capital One Financial Corp. ............................................... 16,056 3,083
Cathay General Bancorp .................................................. 7,575 394
CNO Financial Group, Inc. ................................................ 10,608 423
Community Trust Bancorp, Inc. ............................................. 5,099 301
Corebridge Financial, Inc. ................................................. 105,261 3,407
East West Bancorp, Inc. .................................................. 26,841 2,944
Essent Group Ltd. ...................................................... 6,075 351
Evercore, Inc. ......................................................... 5,858 1,804
Everest Group Ltd. ...................................................... 10,217 3,960
Fidelity National Financial, Inc. ............................................ 32,105 2,035
Fifth Third Bancorp ..................................................... 58,029 2,789
First Bancorp .......................................................... 22,623 468
First Financial Bancorp ................................................... 13,737 406
Genworth Financial, Inc. (a) ................................................ 42,078 328
Hancock Whitney Corp. .................................................. 7,318 434
Hanmi Financial Corp. ................................................... 11,310 299
Hope Bancorp, Inc. ..................................................... 28,019 382
Interactive Brokers Group, Inc. ............................................. 15,605 2,982
International Bancshares Corp. ............................................. 6,249 457
Jackson Financial, Inc. , Class A ............................................. 4,435 444
JPMorgan Chase & Co. .................................................. 66,135 16,515
Ladder Capital Corp. .................................................... 22,816 271
Live Oak Bancshares, Inc. ................................................ 7,831 371

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Moelis & Co. , Class A ................................................... 3,734 $ 287
OFG Bancorp ......................................................... 9,991 454
Old Second BanCorp., Inc. ................................................ 21,504 400
Pathward Financial, Inc. .................................................. 5,241 440
PennyMac Financial Services, Inc. .......................................... 3,342 358
Piper Sandler Cos. ...................................................... 1,085 372
PROG Holdings, Inc. .................................................... 6,281 306
Prudential Financial, Inc. ................................................. 28,185 3,647
QCR Holdings, Inc. ..................................................... 3,690 340
Regions Financial Corp. .................................................. 29,909 815
Selective Insurance Group, Inc. ............................................. 2,226 227
Simmons First National Corp. , Class A ....................................... 14,849 363
Skyward Specialty Insurance Group, Inc. (a) .................................... 6,723 364
Synchrony Financial ..................................................... 146,295 9,878
T. Rowe Price Group, Inc. ................................................. 17,878 2,214
The Allstate Corp. ...................................................... 12,830 2,661
The Bank of New York Mellon Corp. ......................................... 30,151 2,468
The Bank of NT Butterfield & Son Ltd. ....................................... 11,347 430
The Hartford Financial Services Group, Inc. .................................... 52,793 6,510
The Progressive Corp. ................................................... 1,744 469
Universal Insurance Holdings, Inc. .......................................... 8,246 187
Veritex Holdings, Inc. .................................................... 11,342 345
Visa, Inc. , Class A ...................................................... 6,832 2,153
W.R. Berkley Corp. ..................................................... 60,837 3,927
Wells Fargo & Co. ...................................................... 109,387 8,332
Westamerica Bancorp .................................................... 5,177 296
109,875
Health Care (3.4%):
AbbVie, Inc. .......................................................... 51,302 9,385
ACADIA Pharmaceuticals, Inc. (a) ........................................... 16,038 262
AdaptHealth Corp. (a) .................................................... 33,934 340
Addus HomeCare Corp. (a) ................................................ 1,955 240
Cardinal Health, Inc. .................................................... 63,558 7,769
Catalyst Pharmaceuticals, Inc. (a) ............................................ 15,959 352
Cencora, Inc. .......................................................... 2,348 591
Centene Corp. (a) ....................................................... 61,183 3,671
Collegium Pharmaceutical, Inc. (a) ........................................... 9,674 295
Concentra Group Holdings Parent, Inc. ....................................... 4,801 105
Corcept Therapeutics, Inc. (a) .............................................. 5,414 312
CorVel Corp. (a) ........................................................ 925 338
DaVita, Inc. (a) ......................................................... 703 117
Elevance Health, Inc. .................................................... 8,792 3,578
Eli Lilly & Co. ......................................................... 13,297 10,576
Enhabit, Inc. (a) ........................................................ 21,789 168
Gilead Sciences, Inc. .................................................... 67,258 6,227
Harmony Biosciences Holdings, Inc. (a) ....................................... 8,728 303
HCA Healthcare, Inc. .................................................... 9,886 3,235
Innoviva, Inc. (a) ....................................................... 17,318 329
Ironwood Pharmaceuticals, Inc. (a) ........................................... 32,104 113
Johnson & Johnson ..................................................... 25,442 3,944
McKesson Corp. ....................................................... 13,919 8,748
Medpace Holdings, Inc. (a) ................................................ 4,670 1,591
Merck & Co., Inc. ...................................................... 84,762 8,615
Molina Healthcare, Inc. (a) ................................................ 8,408 2,505
Option Care Health, Inc. (a) ................................................ 12,310 293
Owens & Minor, Inc. (a) .................................................. 13,585 183
Pediatrix Medical Group, Inc. (a) ............................................ 22,077 330
Prestige Consumer Healthcare, Inc. (a) ........................................ 3,402 288
Regeneron Pharmaceuticals, Inc. (a) .......................................... 3,306 2,480
Select Medical Holdings Corp. ............................................. 5,946 125
SIGA Technologies, Inc. .................................................. 53,804 392
Tenet Healthcare Corp. (a) ................................................. 33,831 4,827

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
The Cigna Group ....................................................... 13,940 $ 4,709
United Therapeutics Corp. (a) .............................................. 10,448 3,871
Universal Health Services, Inc. , Class B ....................................... 8,249 1,691
Veracyte, Inc. (a) ........................................................ 9,166 394
Vericel Corp. (a) ........................................................ 6,095 354
93,646
Industrials (3.0%):
Acuity Brands, Inc. ..................................................... 8,780 2,816
Allison Transmission Holdings, Inc. ......................................... 26,008 3,082
Argan, Inc. ........................................................... 1,698 265
ASGN, Inc. (a) ......................................................... 3,301 302
Beacon Roofing Supply, Inc. (a) ............................................. 2,854 323
BlueLinx Holdings, Inc. (a) ................................................ 3,268 411
Boise Cascade Co. ...................................................... 3,255 480
Builders FirstSource, Inc. (a) ............................................... 41,469 7,733
Carlisle Cos., Inc. ....................................................... 6,304 2,879
Caterpillar, Inc. ........................................................ 14,748 5,989
Cintas Corp. .......................................................... 17,186 3,880
Comfort Systems USA, Inc. ............................................... 3,634 1,793
Core & Main, Inc. , Class A (a) .............................................. 60,942 2,959
Cummins, Inc. ......................................................... 8,155 3,058
Deluxe Corp. .......................................................... 16,088 373
EMCOR Group, Inc. .................................................... 9,492 4,842
Ferguson Enterprises, Inc. ................................................. 13,996 3,022
Genco Shipping & Trading Ltd. ............................................. 10,338 164
Hub Group, Inc. , Class A ................................................. 7,981 412
Illinois Tool Works, Inc. .................................................. 8,251 2,290
JELD-WEN Holding, Inc. (a) ............................................... 19,805 216
Korn Ferry ........................................................... 5,167 405
Leidos Holdings, Inc. .................................................... 10,758 1,779
Lennox International, Inc. ................................................. 7,138 4,762
Lockheed Martin Corp. ................................................... 6,516 3,450
Masco Corp. .......................................................... 34,273 2,761
Masterbrand, Inc. (a) ..................................................... 17,016 294
Matson, Inc. .......................................................... 3,523 540
MillerKnoll, Inc. ....................................................... 9,786 246
Mueller Industries, Inc. ................................................... 4,342 351
Otis Worldwide Corp. .................................................... 16,677 1,717
Owens Corning ........................................................ 19,032 3,913
PACCAR, Inc. ......................................................... 48,111 5,629
Resideo Technologies, Inc. (a) .............................................. 13,912 378
Sterling Infrastructure, Inc. (a) .............................................. 1,975 384
Sun Country Airlines Holdings, Inc. (a) ........................................ 25,089 361
Terex Corp. ........................................................... 5,775 316
Textron, Inc. .......................................................... 10,316 883
Titan International, Inc. (a) ................................................. 18,871 138
Trane Technologies PLC .................................................. 1,143 476
UFP Industries, Inc. ..................................................... 3,532 480
United Rentals, Inc. ..................................................... 928 804
W.W. Grainger, Inc. ..................................................... 5,738 6,916
Wabash National Corp. ................................................... 14,117 280
84,552
Information Technology (8.6%):
A10 Networks, Inc. ..................................................... 17,856 304
Amkor Technology, Inc. .................................................. 6,636 176
Apple, Inc. ........................................................... 224,024 53,168
Applied Materials, Inc. ................................................... 27,562 4,815
Arista Networks, Inc. (a) .................................................. 8,392 3,406
Bel Fuse, Inc. , Class B ................................................... 5,388 432
Broadcom, Inc. ........................................................ 66,096 10,713
Cisco Systems, Inc. ..................................................... 64,738 3,833

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Clear Secure, Inc. , Class A ................................................ 7,531 $ 195
CommVault Systems, Inc. (a) ............................................... 1,982 340
Dell Technologies, Inc. , Class C ............................................ 53,923 6,880
Dropbox, Inc. , Class A (a) ................................................. 114,422 3,165
Extreme Networks, Inc. (a) ................................................ 13,582 226
F5, Inc. (a) ............................................................ 14,450 3,618
Fair Isaac Corp. (a) ...................................................... 1,452 3,449
GoDaddy, Inc. , Class A (a) ................................................. 42,511 8,399
Hewlett Packard Enterprise Co. ............................................. 190,214 4,036
Jabil, Inc. ............................................................ 29,127 3,956
KLA Corp. ........................................................... 4,567 2,955
Kulicke & Soffa Industries, Inc. ............................................. 5,499 266
Microsoft Corp. ........................................................ 113,024 47,861
Motorola Solutions, Inc. .................................................. 11,956 5,974
NVIDIA Corp. ......................................................... 412,545 57,034
Photronics, Inc. (a) ...................................................... 13,701 341
Qorvo, Inc. (a) ......................................................... 26,760 1,848
QUALCOMM, Inc. ..................................................... 33,301 5,279
Sanmina Corp. (a) ....................................................... 5,267 418
SolarWinds Corp. ....................................................... 19,710 263
TD SYNNEX Corp. ..................................................... 14,480 1,723
VeriSign, Inc. (a) ........................................................ 6,679 1,250
Vishay Intertechnology, Inc. ............................................... 18,352 351
Xerox Holdings Corp. ................................................... 18,272 167
236,841
Materials (0.8%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 1,513 371
CF Industries Holdings, Inc. ............................................... 13,950 1,251
Commercial Metals Co. .................................................. 2,710 167
Greif, Inc. , Class A ...................................................... 4,145 294
Hawkins, Inc. ......................................................... 2,803 377
LyondellBasell Industries NV , Class A ........................................ 47,228 3,936
Metallus, Inc. (a) ........................................................ 13,114 219
Nucor Corp. ........................................................... 25,283 3,911
Packaging Corp. of America ............................................... 1,245 310
Reliance, Inc. .......................................................... 6,294 2,022
Ryerson Holding Corp. ................................................... 7,818 201
Steel Dynamics, Inc. ..................................................... 58,380 8,481
21,540
Real Estate (0.3%):
Acadia Realty Trust ..................................................... 15,384 398
Alexander & Baldwin, Inc. ................................................ 12,971 255
Broadstone Net Lease, Inc. ................................................ 18,745 328
COPT Defense Properties ................................................. 11,824 390
DiamondRock Hospitality Co. .............................................. 41,982 390
Easterly Government Properties, Inc. ......................................... 26,330 324
Empire State Realty Trust, Inc. ............................................. 35,294 387
Innovative Industrial Properties, Inc. ......................................... 3,286 358
Kite Realty Group Trust .................................................. 16,350 451
Phillips Edison & Co., Inc. ................................................ 8,665 342
PotlatchDeltic Corp. ..................................................... 6,723 301
Ryman Hospitality Properties, Inc. ........................................... 2,598 305
Sabra Health Care REIT, Inc. .............................................. 20,871 391
Terreno Realty Corp. .................................................... 5,902 358
VICI Properties, Inc. .................................................... 115,670 3,772
8,750
Utilities (0.6%):
Black Hills Corp. ....................................................... 5,732 367
Consolidated Edison, Inc. ................................................. 7,696 774
DTE Energy Co. ....................................................... 28,317 3,562
Entergy Corp. ......................................................... 34,294 5,356

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
NiSource, Inc. ......................................................... 86,146 $ 3,281
NRG Energy, Inc. ....................................................... 35,357 3,593
ONE Gas, Inc. ......................................................... 5,223 407
Spire, Inc. ............................................................ 3,189 233
17,573
Total Common Stocks (Cost $561,398)
a
a
a
814,048
Principal Amount
(000)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 14,945 14,915
Total U.S. Treasury Obligations (Cost $14,954)
a
a
a
14,915
Shares
Exchange-Traded Funds (43.2%)
Invesco DB Commodity Index Tracking Fund (c) ................................ 256,100 5,670
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 653,206 32,373
Invesco FTSE RAFI Emerging Markets ETF ................................... 1,539,501 31,991
iShares 0-5 Year TIPS Bond ETF ............................................ 235,175 23,771
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,293
iShares 20+ Year Treasury Bond ETF ......................................... 275,988 25,935
iShares 7-10 Year Treasury Bond ETF ........................................ 396,847 37,776
iShares Core MSCI EAFE ETF ............................................. 32,626 2,403
iShares Core MSCI Emerging Markets ETF .................................... 796,070 43,235
iShares Core S&P Small-Cap ETF ........................................... 108,492 13,727
iShares Core U.S. Aggregate Bond ETF ....................................... 440,608 43,708
iShares J.P. Morgan USD Emerging Markets Bond ETF (c) ......................... 174,392 16,070
iShares MSCI Canada ETF (c) .............................................. 161,377 6,980
iShares MSCI International Momentum Factor ETF (c) ............................ 1,164,448 45,693
iShares MSCI International Quality Factor ETF ................................. 1,315,008 51,206
iShares Russell 2000 ETF ................................................. 189,491 45,832
Schwab Fundamental Emerging Markets Equity ETF ............................. 2,206,197 67,355
Schwab Fundamental International Equity ETF (c) ............................... 3,168,339 112,191
Schwab Fundamental International Small Equity ETF (c) ........................... 593,600 21,471
SPDR Gold Shares (a) (c) .................................................. 194,533 47,775
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 6,602
VanEck Gold Miners ETF ................................................. 130,923 4,931
Vanguard FTSE All-World ex-US ETF ........................................ 435,962 26,118
Vanguard FTSE Developed Markets ETF ...................................... 3,744,589 188,353
Vanguard Mortgage-Backed Securities ETF (c) .................................. 594,901 27,580
Vanguard Real Estate ETF (c) .............................................. 584,050 57,330
Vanguard S&P 500 ETF .................................................. 186,927 103,455
Vanguard Short-Term Corporate Bond ETF (c) .................................. 128,877 10,136
Vanguard Total Bond Market ETF ........................................... 169,151 12,450
Vanguard Total Stock Market ETF ........................................... 94,937 28,468
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 202,622 10,259
Xtrackers USD High Yield Corporate Bond ETF (c) ............................... 515,405 18,946
Total Exchange-Traded Funds (Cost $1,001,706)
a
a
a
1,195,083
Affiliated Exchange-Traded Funds (26.0%)
VictoryShares Core Intermediate Bond ETF (c) .................................. 10,550,445 495,660
VictoryShares Core Plus Intermediate Bond ETF (c) .............................. 6,069,323 132,615
VictoryShares Emerging Markets Value Momentum ETF .......................... 68,000 3,208
VictoryShares Short-Term Bond ETF ......................................... 991,350 49,993
VictoryShares WestEnd Economic Cycle Bond ETF (c) ............................ 1,529,841 38,705
Total Affiliated Exchange-Traded Funds (Cost $800,091)
a
a
a
720,181

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (3.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .55% (d) ........ 24,418,105 $ 24,418
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .57% (d) ............ 24,418,105 24,418
Invesco Government & Agency Portfolio, Institutional Shares , 4 .57% (d) ............... 24,430,680 24,431
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .58% (d) . 24,405,530 24,405
Total Collateral for Securities Loaned (Cost $97,672)
a
a
a
97,672
Total Investments (Cost $2,475,821) — 102.6% 2,841,899
Liabilities in excess of other assets —  (2.6)% (73,251)
NET ASSETS - 100.00% $ 2,768,648
At November 30, 2024, the Fund's investments in foreign securities were 24.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on November 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 764 12/20/24 $ 39,307,059 $ 38,884,947 $ (422,112)
FTSE 100 Index Futures .............. 341 12/20/24 36,311,084 36,043,948 (267,136)
Swiss Market Index Futures ........... 96 12/20/24 13,003,264 12,811,989 (191,275)
Tokyo Price Index Futures ............ 181 12/12/24 32,396,950 32,413,034 16,084
$ (864,439)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 123 12/19/24 $ 16,373,903 $ 16,960,013 $ (586,110)
E-Mini Russell 2000 Index Futures ...... 200 12/20/24 22,063,910 24,446,000 (2,382,090)
E-Mini S&P 500 Futures .............. 44 12/20/24 13,175,367 13,313,300 (137,933)
Hang Seng Index Futures ............. 65 12/30/24 7,954,840 8,148,185 (193,345)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 228 12/19/24 47,430,212 50,150,554 (2,720,342)
$ (6,019,820)
Total unrealized appreciation $ 16,084
Total unrealized depreciation (6,900,343)
Total net unrealized appreciation (depreciation) $ (6,884,259)
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
VictoryShares Core Intermediate Bond
ETF ......................... $ 518,409 $ — $ (31,891) $ (5,702) $ — $ 14,844 $ 495,660 $ 14,316
VictoryShares Core Plus Intermediate
Bond ETF .................... 121,415 8,782 — — — 2,418 132,615 4,143

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
VictoryShares Emerging Markets Value
Momentum ETF ................ $ 3,081 $ — $ — $ — $ — $ 127 $ 3,208 $ 174
VictoryShares Short-Term Bond ETF ... 53,192 — (4,029) (117) — 947 49,993 1,952
VictoryShares WestEnd Economic Cycle
Bond ETF .................... — 38,607 — — — 98 38,705 516
$ 696,097 $ 47,389 $ (35,920) $ (5,819) $ — $ 18,434 $ 720,181 $ 21,101

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (15.4%)
Communication Services (0.9%):
AT&T, Inc. ........................................................... 20,698 $ 479
Comcast Corp., Class A .................................................. 15,449 667
Verizon Communications, Inc. .............................................. 11,105 493
1,639
Consumer Discretionary (0.8%):
Darden Restaurants, Inc. .................................................. 1,044 184
Lennar Corp., Class A .................................................... 1,928 336
Lowe's Cos., Inc. ....................................................... 344 94
NIKE, Inc., Class B ..................................................... 4,818 379
PulteGroup, Inc. ........................................................ 1,882 255
The Home Depot, Inc. ................................................... 709 304
1,552
Consumer Staples (1.6%):
Altria Group, Inc. ....................................................... 11,171 645
Archer-Daniels-Midland Co. ............................................... 2,299 125
Kimberly-Clark Corp. .................................................... 2,889 403
PepsiCo, Inc. .......................................................... 3,757 614
Philip Morris International, Inc. ............................................. 5,293 704
Sysco Corp. ........................................................... 3,086 238
Target Corp. .......................................................... 1,879 249
2,978
Energy (0.4%):
Devon Energy Corp. ..................................................... 5,338 203
EOG Resources, Inc. .................................................... 1,294 173
Marathon Petroleum Corp. ................................................ 1,739 272
ONEOK, Inc. .......................................................... 945 107
Valero Energy Corp. ..................................................... 197 27
782
Financials (1.8%):
American Express Co. ................................................... 2,560 780
Ameriprise Financial, Inc. ................................................. 873 501
Everest Group Ltd. ...................................................... 374 145
JPMorgan Chase & Co. .................................................. 3,925 980
Mastercard, Inc., Class A ................................................. 657 350
Northern Trust Corp. .................................................... 1,774 197
T. Rowe Price Group, Inc. ................................................. 128 16
Visa, Inc., Class A ...................................................... 922 291
3,260
Health Care (2.1%):
AbbVie, Inc. .......................................................... 3,731 682
Bristol-Myers Squibb Co. ................................................. 8,828 523
Cardinal Health, Inc. .................................................... 2,107 258
CVS Health Corp. ...................................................... 4,480 268
Gilead Sciences, Inc. .................................................... 7,611 705
Merck & Co., Inc. ...................................................... 5,970 607
Pfizer, Inc. ............................................................ 21,112 553
ResMed, Inc. .......................................................... 88 22
The Cigna Group ....................................................... 374 126
3,744
Industrials (1.5%):
A.O. Smith Corp. ....................................................... 1,085 81
Automatic Data Processing, Inc. ............................................ 470 144
Caterpillar, Inc. ........................................................ 1,844 749
Cummins, Inc. ......................................................... 155 58
FedEx Corp. .......................................................... 1,339 405
Lockheed Martin Corp. ................................................... 450 238

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Masco Corp. .......................................................... 1,910 $ 154
Otis Worldwide Corp. .................................................... 2,737 282
Paychex, Inc. .......................................................... 185 27
United Parcel Service, Inc., Class B .......................................... 3,864 525
2,663
Information Technology (5.4%):
Accenture PLC, Class A .................................................. 1,966 712
Apple, Inc. ........................................................... 10,673 2,533
Applied Materials, Inc. ................................................... 3,347 585
Broadcom, Inc. ........................................................ 2,663 432
Cisco Systems, Inc. ..................................................... 10,528 623
Cognizant Technology Solutions Corp., Class A ................................. 3,963 319
HP, Inc. .............................................................. 2,415 86
Jabil, Inc. ............................................................ 70 9
KLA Corp. ........................................................... 809 523
Lam Research Corp. ..................................................... 7,587 561
Microchip Technology, Inc. ................................................ 316 22
Microsoft Corp. ........................................................ 4,297 1,820
NetApp, Inc. .......................................................... 1,796 220
NXP Semiconductors NV ................................................. 2,291 525
QUALCOMM, Inc. ..................................................... 3,920 621
TE Connectivity PLC .................................................... 1,050 159
9,750
Materials (0.5%):
Dow, Inc. ............................................................ 6,104 270
LyondellBasell Industries NV, Class A ........................................ 2,232 186
Nucor Corp. ........................................................... 1,585 245
Steel Dynamics, Inc. ..................................................... 1,341 195
896
Real Estate (0.2%):
American Tower Corp. ................................................... 103 22
Crown Castle, Inc. ...................................................... 942 100
Equinix, Inc. .......................................................... 153 150
Prologis, Inc. .......................................................... 701 82
Welltower, Inc. ......................................................... 271 37
391
Utilities (0.2%):
Evergy, Inc. ........................................................... 2,003 129
NRG Energy, Inc. ....................................................... 1,789 182
311
Total Common Stocks (Cost $21,394)
a
a
a
27,966
Principal Amount
(000)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes, 3.88%, 3/31/25(a) ....................................... $ 1,494 1,491
Total U.S. Treasury Obligations (Cost $1,495)
a
a
a
1,491
Shares
Exchange-Traded Funds (42.9%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 507
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 35,176 1,743
Invesco FTSE RAFI Emerging Markets ETF(b) ................................. 86,305 1,793
iShares 0-5 Year TIPS Bond ETF ............................................ 14,075 1,423
iShares 1-3 Year Treasury Bond ETF ......................................... 35,334 2,909
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,803
iShares 7-10 Year Treasury Bond ETF ........................................ 39,620 3,771
iShares Core MSCI Emerging Markets ETF .................................... 7,896 429

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
iShares Core S&P 500 ETF ................................................ 536 $ 324
iShares Core S&P Small-Cap ETF ........................................... 14,173 1,793
iShares Core U.S. Aggregate Bond ETF ....................................... 69,473 6,892
iShares J.P. Morgan USD Emerging Markets Bond ETF(b) ......................... 13,703 1,263
iShares MSCI International Momentum Factor ETF .............................. 71,831 2,819
iShares MSCI International Quality Factor ETF ................................. 81,444 3,171
iShares Russell 2000 ETF ................................................. 11,162 2,700
Schwab Fundamental Emerging Markets Equity ETF ............................. 126,356 3,858
Schwab Fundamental International Equity ETF ................................. 237,343 8,404
Schwab Fundamental International Small Equity ETF ............................. 50,100 1,812
SPDR Gold Shares(c) .................................................... 13,083 3,213
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 458
VanEck Gold Miners ETF ................................................. 8,627 325
Vanguard FTSE All-World ex-US ETF ........................................ 30,578 1,832
Vanguard FTSE Developed Markets ETF ...................................... 99,081 4,984
Vanguard Mortgage-Backed Securities ETF(b) .................................. 56,721 2,630
Vanguard Real Estate ETF ................................................ 38,071 3,737
Vanguard S&P 500 ETF .................................................. 8,565 4,740
Vanguard Short-Term Corporate Bond ETF(b) .................................. 10,471 824
Vanguard Small-Cap Value ETF ............................................ 8,408 1,818
Vanguard Total Stock Market ETF ........................................... 8,822 2,645
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 5,259 266
Xtrackers USD High Yield Corporate Bond ETF ................................. 45,151 1,660
Total Exchange-Traded Funds (Cost $66,140)
a
a
a
77,546
Affiliated Exchange-Traded Funds (40.5%)
VictoryShares Core Intermediate Bond ETF .................................... 1,058,573 49,732
VictoryShares Core Plus Intermediate Bond ETF ................................ 698,234 15,256
VictoryShares Emerging Markets Value Momentum ETF .......................... 9,770 461
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,179
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 140,000 3,542
Total Affiliated Exchange-Traded Funds (Cost $81,207)
a
a
a
73,170
Collateral for Securities Loaned (2.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.55%(d) ........ 1,208,553 1,209
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.57%(d) ............ 1,208,553 1,209
Invesco Government & Agency Portfolio, Institutional Shares, 4.57%(d) ............... 1,208,553 1,208
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.58%(d) . 1,208,553 1,208
Total Collateral for Securities Loaned (Cost $4,834)
a
a
a
4,834
Total Investments (Cost $175,070) — 102.3% 185,007
Liabilities in excess of other assets —  (2.3)% (4,201)
NET ASSETS - 100.00% $ 180,806
At November 30, 2024, the Fund's investments in foreign securities were 19.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security has been segregated as collateral for derivative instruments.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on November 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 35 12/20/24 $ 1,800,716 $ 1,781,378 $ (19,338)
FTSE 100 Index Futures .............. 20 12/20/24 2,129,682 2,114,015 (15,667)
Tokyo Price Index Futures ............ 11 12/12/24 1,963,308 1,969,853 6,545
$ (28,460)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 10 12/19/24 $ 1,331,035 $ 1,378,863 $ (47,828)
Hang Seng Index Futures ............. 6 12/30/24 734,293 752,140 (17,847)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 14 12/19/24 2,910,231 3,079,420 (169,189)
$ (234,864)
Total unrealized appreciation $ 6,545
Total unrealized depreciation (269,869)
Total net unrealized appreciation (depreciation) $ (263,324)
Affiliated Holdings
(Amounts in thousands)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
11/30/2024
Dividend
Income
VictoryShares Core Intermediate Bond
ETF ......................... $ 53,525 $ — $ (4,742) $ (795) $ — $ 1,744 $ 49,732 $ 1,459
VictoryShares Core Plus Intermediate
Bond ETF .................... 14,702 259 — — — 295 15,256 499
VictoryShares Emerging Markets Value
Momentum ETF ................ 443 — — — — 18 461 25
VictoryShares Short-Term Bond ETF ... 4,114 — — — — 65 4,179 156
VictoryShares WestEnd Economic Cycle
Bond ETF .................... — 3,513 — — — 29 3,542 52
$ 72,784 $ 3,772 $ (4,742) $ (795) $ — $ 2,151 $ 73,170 $ 2,191

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (96.8%)
Belgium (0.2%):
Materials (0.2%):
Titan Cement International SA ............................................. 25,119 $ 1,030
Brazil (5.6%):
Communication Services (0.2%):
TIM SA .............................................................. 375,000 987
Consumer Discretionary (0.8%):
Cury Construtora e Incorporadora SA ........................................ 146,800 501
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 73,200 224
Grupo SBF SA ......................................................... 271,849 556
Lojas Renner SA ....................................................... 117,400 294
Smartfit Escola de Ginastica e Danca SA ...................................... 237,000 718
Vibra Energia SA ....................................................... 582,609 1,998
4,291
Energy (1.4%):
Brava Energia (a) ....................................................... 143,308 474
Petroleo Brasileiro SA , ADR ............................................... 328,812 4,695
PRIO SA ............................................................. 256,400 1,711
6,880
Financials (1.5%):
B3 SA - Brasil Bolsa Balcao ............................................... 607,600 935
Banco ABC Brasil SA , Preference Shares ...................................... 148,600 500
Banco do Brasil SA ..................................................... 490,290 2,019
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 186,300 337
BB Seguridade Participacoes SA ............................................ 159,200 887
Itau Unibanco Holding SA , ADR ............................................ 299,974 1,608
Pagseguro Digital Ltd. , Class A (a) (b) ......................................... 182,097 1,336
7,622
Industrials (0.8%):
CCR SA ............................................................. 462,520 848
Embraer SA (a) ......................................................... 46,700 451
Embraer SA , ADR (a) .................................................... 30,447 1,164
Marcopolo SA , Preference Shares ........................................... 1,041,080 1,487
3,950
Materials (0.2%):
Vale SA , ADR ......................................................... 122,163 1,204
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA ................................... 294,500 1,165
Utilities (0.5%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 49,700 768
CPFL Energia SA ....................................................... 145,400 788
Equatorial Energia SA ................................................... 76,200 388
Neoenergia SA ......................................................... 118,200 381
2,325
28,424
Chile (0.2%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 261,888 552
Real Estate (0.1%):
Cencosud Shopping SA .................................................. 190,961 303
855

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
China (22.6%):
Communication Services (4.8%):
Baidu, Inc. , Class SW (a) .................................................. 70,000 $ 743
NetEase, Inc. , ADR ..................................................... 24,385 2,133
Tencent Holdings Ltd. ................................................... 384,763 19,871
Tencent Music Entertainment Group , ADR ..................................... 139,851 1,596
24,343
Consumer Discretionary (6.3%):
361 Degrees International Ltd. ............................................. 853,000 438
Alibaba Group Holding Ltd. , Class W ........................................ 773,304 8,446
Alibaba Group Holding Ltd. , ADR .......................................... 27,679 2,418
BYD Co. Ltd. ......................................................... 68,500 2,259
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 126,100 977
Gree Electric Appliances, Inc. of Zhuhai , Class A ................................ 261,299 1,527
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 337,000 956
JD.com, Inc. , Class SW .................................................. 139,900 2,615
JD.com, Inc. , ADR ...................................................... 46,373 1,733
Meituan , Class W (a) (c) ................................................... 226,900 4,786
Midea Group Co. Ltd. , Class A ............................................. 186,300 1,816
MINISO Group Holding Ltd. , ADR (b) ........................................ 31,394 628
MotoMotion China Corp. ................................................. 91,370 705
Trip.com Group Ltd. , ADR (a) .............................................. 35,169 2,274
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 227,700 881
32,459
Consumer Staples (1.5%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 231,600 1,496
Hengan International Group Co. Ltd. ......................................... 427,000 1,227
Tsingtao Brewery Co. Ltd. , Class H .......................................... 180,000 1,130
Weilong Delicious Global Holdings Ltd. ...................................... 688,800 641
Wuliangye Yibin Co. Ltd. , Class A ........................................... 149,900 3,062
7,556
Energy (0.2%):
PetroChina Co. Ltd. , Class H .............................................. 1,248,000 889
Financials (4.9%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,208,000 1,607
Bairong, Inc. (a) (c) ...................................................... 312,000 379
China Construction Bank Corp. , Class H ...................................... 9,792,000 7,404
China Merchants Bank Co. Ltd. , Class H ...................................... 933,500 4,279
China Pacific Insurance Group Co. Ltd. , Class H ................................ 873,200 2,765
Chongqing Rural Commercial Bank Co. Ltd. , Class H ............................. 3,241,000 1,782
Huatai Securities Co. Ltd. , Class A .......................................... 772,100 1,930
Ping An Insurance Group Co. of China Ltd. .................................... 852,000 4,955
25,101
Health Care (1.1%):
China Shineway Pharmaceutical Group Ltd. .................................... 328,000 411
Gushengtang Holdings Ltd. ................................................ 144,810 631
Pacific Shuanglin Bio-pharmacy Co. Ltd. , Class A ............................... 213,300 640
Shanghai Conant Optical Co. Ltd. , Class H .................................... 208,000 385
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 30,900 1,121
Sinopharm Group Co. Ltd. , Class H .......................................... 937,999 2,459
5,647
Industrials (1.2%):
ANE Cayman, Inc. (a) .................................................... 702,500 737
Anhui Expressway Co. Ltd. , Class H ......................................... 576,000 673
Anhui Heli Co. Ltd. , Class A ............................................... 362,300 877
China Communications Services Corp. Ltd. , Class H .............................. 768,000 405
Range Intelligent Computing Technology Group Co. Ltd. .......................... 234,900 1,085
Yutong Bus Co. Ltd. , Class A .............................................. 262,100 795

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
ZTO Express Cayman, Inc. , ADR ........................................... 78,730 $ 1,496
6,068
Information Technology (1.0%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 498,200 1,549
Lenovo Group Ltd. ...................................................... 2,458,000 2,909
Luxshare Precision Industry Co. Ltd. , Class A ................................... 147,100 791
5,249
Materials (1.2%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 644,500 1,689
China Hongqiao Group Ltd. ............................................... 850,500 1,249
Shanjin International Gold Co. Ltd. , Class A .................................... 627,100 1,416
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 797,300 896
Zijin Mining Group Co. Ltd. , Class H ........................................ 474,000 919
6,169
Real Estate (0.4%):
Ever Sunshine Services Group Ltd. .......................................... 2,592,000 683
Greentown China Holdings Ltd. ............................................ 1,190,000 1,466
2,149
115,630
Greece (0.8%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 12,740 333
OPAP SA ............................................................. 114,911 1,885
2,218
Energy (0.3%):
Motor Oil Hellas Corinth Refineries SA ....................................... 59,650 1,237
Financials (0.1%):
National Bank of Greece SA ............................................... 70,169 495
3,950
Hong Kong (1.2%):
Communication Services (0.1%):
NetEase Cloud Music, Inc. (a) (c) ............................................ 36,600 556
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 2,316,000 1,209
Consumer Staples (0.0%):(d)
Want Want China Holdings Ltd. ............................................ 286,000 161
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 498,000 679
Industrials (0.5%):
Techtronic Industries Co. Ltd. .............................................. 169,500 2,413
Information Technology (0.1%):
ASMPT Ltd. .......................................................... 58,300 582
Real Estate (0.1%):
China Jinmao Holdings Group Ltd. (a) ........................................ 1,910,000 267
Utilities (0.1%):
China Water Affairs Group Ltd. ............................................. 586,000 328
6,195

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Hungary (1.6%):
Communication Services (0.3%):
Magyar Telekom Telecommunications PLC .................................... 530,707 $ 1,686
Financials (1.1%):
OTP Bank Nyrt ........................................................ 98,163 5,326
Health Care (0.2%):
Richter Gedeon Nyrt .................................................... 45,794 1,219
8,231
India (16.0%):
Communication Services (0.7%):
DB Corp. Ltd. (a) ....................................................... 96,227 356
Indus Towers Ltd. (a) .................................................... 670,372 2,782
Just Dial Ltd. (a) ........................................................ 34,621 454
3,592
Consumer Discretionary (1.6%):
ASK Automotive Ltd. .................................................... 151,683 819
CIE Automotive India Ltd. (a) .............................................. 93,603 533
Crompton Greaves Consumer Electricals Ltd. ................................... 196,556 955
Hero MotoCorp Ltd. ..................................................... 34,718 1,961
Kalyan Jewellers India Ltd. (a) .............................................. 107,661 926
Mahindra & Mahindra Ltd. (a) .............................................. 77,848 2,743
7,937
Energy (0.6%):
Aegis Logistics Ltd. ..................................................... 56,771 611
Mangalore Refinery and Petrochemicals Ltd. ................................... 214,490 394
Reliance Industries Ltd. .................................................. 132,388 2,032
3,037
Financials (4.8%):
Angel One Ltd. ........................................................ 18,894 650
Axis Bank Ltd. ........................................................ 106,012 1,430
CreditAccess Grameen Ltd. ............................................... 26,209 281
Home First Finance Co. India Ltd. (c) ......................................... 47,794 597
ICICI Bank Ltd. , ADR ................................................... 462,711 14,136
Jio Financial Services Ltd. (a) .............................................. 93,860 366
LIC Housing Finance Ltd. ................................................. 216,046 1,638
Manappuram Finance Ltd. ................................................ 828,409 1,537
Nippon Life India Asset Management Ltd. (c) ................................... 113,729 925
Shriram Finance Ltd. .................................................... 40,491 1,449
The Karur Vysya Bank Ltd. ................................................ 513,909 1,443
24,452
Health Care (1.4%):
Dr Reddy's Laboratories Ltd. (a) ............................................. 178,550 2,544
JB Chemicals & Pharmaceuticals Ltd. ........................................ 25,854 532
Narayana Hrudayalaya Ltd. ................................................ 53,369 802
Natco Pharma Ltd. ...................................................... 34,747 567
Strides Pharma Science Ltd. ............................................... 37,122 720
Sun Pharmaceutical Industries Ltd. .......................................... 105,451 2,226
7,391
Industrials (1.5%):
BLS International Services Ltd. ............................................. 221,898 1,025
CMS Info Systems Ltd. .................................................. 124,932 736
Elecon Engineering Co. Ltd. ............................................... 85,750 595
Electrosteel Castings Ltd. (a) ............................................... 315,915 572
Firstsource Solutions Ltd. ................................................. 115,308 503
HG Infra Engineering Ltd. (a) .............................................. 27,169 429
J Kumar Infraprojects Ltd. (a) .............................................. 69,122 618

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
NCC Ltd. (a) .......................................................... 323,108 $ 1,189
Quess Corp. Ltd. (c) ..................................................... 84,567 707
Transport Corp. of India Ltd. ............................................... 36,326 460
Voltamp Transformers Ltd. (a) .............................................. 5,308 640
7,474
Information Technology (1.6%):
Infosys Ltd. , ADR (b) .................................................... 245,533 5,419
KPIT Technologies Ltd. .................................................. 87,124 1,415
Mastek Ltd. ........................................................... 20,239 762
Zensar Technologies Ltd. ................................................. 58,380 527
8,123
Materials (2.7%):
Dhanuka Agritech Ltd. ................................................... 35,177 631
Hindalco Industries Ltd. (a) ................................................ 174,192 1,357
JK Paper Ltd. .......................................................... 102,625 516
Maharashtra Seamless Ltd. ................................................ 87,637 668
MOIL Ltd. ............................................................ 100,137 376
National Aluminium Co. Ltd. .............................................. 222,862 641
PCBL Ltd. ............................................................ 212,358 1,096
Rallis India Ltd. ........................................................ 117,453 463
Ratnamani Metals & Tubes Ltd. ............................................ 15,162 617
Shree Digvijay Cement Co. Ltd. ............................................ 473,943 501
UltraTech Cement Ltd. ................................................... 22,095 2,935
UPL Ltd. (a) ........................................................... 187,398 1,212
Vedanta Ltd. .......................................................... 254,497 1,370
Welspun Corp. Ltd. ..................................................... 157,904 1,452
13,835
Real Estate (0.3%):
Oberoi Realty Ltd. ...................................................... 75,188 1,791
Utilities (0.8%):
CESC Ltd. ............................................................ 241,031 498
Mahanagar Gas Ltd. (a) ................................................... 24,700 349
Power Grid Corp. of India Ltd. ............................................. 586,027 2,288
VA Tech Wabag Ltd. (a) ................................................... 33,949 723
3,858
81,490
Indonesia (3.2%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk , ADR ...................................... 121,426 2,074
Consumer Discretionary (0.1%):
PT Aspirasi Hidup Indonesia Tbk ........................................... 10,832,300 527
Consumer Staples (0.1%):
PT Sumber Alfaria Trijaya Tbk ............................................. 4,036,300 726
Energy (0.2%):
PT AKR Corporindo Tbk ................................................. 3,342,200 260
PT United Tractors Tbk .................................................. 566,700 957
1,217
Financials (2.0%):
PT Bank Mandiri Persero Tbk .............................................. 11,409,780 4,438
PT Bank Rakyat Indonesia Persero Tbk ....................................... 20,776,146 5,599
10,037
Materials (0.2%):
Aneka Tambang Tbk .................................................... 4,726,200 428

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
PT Adaro Minerals Indonesia Tbk (a) ......................................... 7,153,500 $ 553
981
Real Estate (0.1%):
PT Bumi Serpong Damai Tbk (a) ............................................ 4,028,900 254
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 4,448,300 427
16,243
Ireland (0.1%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (a) ............................................... 6,843 661
Jordan (0.2%):
Health Care (0.2%):
Hikma Pharmaceuticals PLC ............................................... 40,363 988
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA , ADR ...................................................... 109,266 3,624
Macau (0.3%):
Consumer Discretionary (0.3%):
Sands China Ltd. (a) ..................................................... 587,600 1,510
Malaysia (0.6%):
Consumer Staples (0.1%):
Carlsberg Brewery Malaysia Bhd ........................................... 80,300 378
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 1,185,300 666
Industrials (0.1%):
My EG Services Bhd .................................................... 2,819,700 550
Materials (0.1%):
Malayan Cement Bhd .................................................... 638,100 691
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 1,227,000 523
Utilities (0.1%):
Mega First Corp. Bhd .................................................... 491,900 481
3,289
Mexico (3.2%):
Communication Services (0.4%):
America Movil SAB de CV , ADR ........................................... 126,768 1,880
Consumer Staples (0.3%):
Grupo Comercial Chedraui SA de CV (b) ...................................... 70,430 461
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 918,000 1,237
1,698
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 13,730 731
Financials (1.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 847,392 5,653
Regional SAB de CV .................................................... 138,179 770
6,423
Health Care (0.1%):
Genomma Lab Internacional SAB de CV , Class B ................................ 432,465 579

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Materials (0.7%):
Cemex SAB de CV , ADR ................................................. 331,478 $ 1,847
GCC SAB de CV ....................................................... 87,003 776
Grupo Mexico SAB de CV , Class B .......................................... 240,681 1,166
3,789
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 363,018 865
FIBRA Macquarie Mexico (c) .............................................. 270,525 426
1,291
16,391
Netherlands (0.2%):
Real Estate (0.2%):
NEPI Rockcastle NV .................................................... 133,080 1,034
Panama (0.3%):
Industrials (0.3%):
Copa Holdings SA , Class A ................................................ 16,736 1,563
Philippines (0.1%):
Financials (0.1%):
Security Bank Corp. ..................................................... 321,090 475
Poland (1.1%):
Consumer Discretionary (0.3%):
LPP SA .............................................................. 404 1,562
Financials (0.8%):
KRUK SA ............................................................ 5,369 559
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 240,898 3,321
3,880
5,442
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 253,826 —
Energy (0.0%):
Gazprom PJSC (a) (e) (f) ................................................... 1,087,480 —
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 457,159 —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 196,760 —
Sberbank of Russia PJSC (a) (e) (f) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 329,652 —
—
—
Saudi Arabia (1.8%):
Communication Services (0.3%):
Saudi Telecom Co. ...................................................... 169,246 1,793
Consumer Discretionary (0.4%):
Leejam Sports Co. JSC ................................................... 9,534 462
United Electronics Co. ................................................... 57,208 1,508
1,970
Financials (0.7%):
Alinma Bank .......................................................... 288,961 2,137
Saudi Awwal Bank ...................................................... 173,016 1,428
3,565

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Industrials (0.4%):
Riyadh Cables Group Co. ................................................. 56,153 $ 1,927
9,255
South Africa (2.5%):
Consumer Discretionary (0.5%):
Foschini Group Ltd. ..................................................... 186,461 1,770
Truworths International Ltd. ............................................... 117,738 669
2,439
Consumer Staples (0.1%):
AVI Ltd. ............................................................. 79,908 488
Financials (1.1%):
Nedbank Group Ltd. ..................................................... 159,028 2,560
Santam Ltd. ........................................................... 22,715 478
Standard Bank Group Ltd. ................................................ 203,340 2,683
5,721
Health Care (0.2%):
Life Healthcare Group Holdings Ltd. ......................................... 1,283,610 1,187
Industrials (0.3%):
Bidvest Group Ltd. ...................................................... 111,928 1,730
Materials (0.3%):
Pan African Resources PLC ............................................... 2,892,752 1,304
12,869
South Korea (10.6%):
Communication Services (0.4%):
SK Telecom Co. Ltd. .................................................... 23,749 1,046
SOOP Co. Ltd. ......................................................... 14,725 1,169
2,215
Consumer Discretionary (0.3%):
Hyundai Mobis Co. Ltd. .................................................. 8,752 1,507
Consumer Staples (0.1%):
Kolmar Korea Co. Ltd. ................................................... 7,950 302
Financials (1.9%):
DB Insurance Co. Ltd. ................................................... 12,764 1,002
JB Financial Group Co. Ltd. ............................................... 98,699 1,394
KIWOOM Securities Co. Ltd. .............................................. 31,360 2,907
Samsung Securities Co. Ltd. ............................................... 51,180 1,755
Shinhan Financial Group Co. Ltd. ........................................... 68,906 2,641
9,699
Health Care (0.6%):
Classys, Inc. .......................................................... 32,648 1,094
Hugel, Inc. (a) ......................................................... 1,882 353
PharmaResearch Co. Ltd. ................................................. 8,983 1,283
T&L Co. Ltd. .......................................................... 13,698 592
3,322
Industrials (1.8%):
GS Holdings Corp. ...................................................... 19,174 577
Hanwha Aerospace Co. Ltd. ............................................... 4,940 1,111
Hanwha Industrial Solutions Co. Ltd. (a) ....................................... 3,525 85
HD Hyundai Electric Co. Ltd. .............................................. 8,819 2,241
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a) ........................ 8,326 1,227
Hyosung Heavy Industries Corp. ............................................ 1,187 347
Hyundai Glovis Co. Ltd. .................................................. 4,833 427
Hyundai Rotem Co. Ltd. .................................................. 43,026 1,571

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Samsung C&T Corp. .................................................... 13,298 $ 1,141
Samsung E&A Co. Ltd. (a) ................................................ 28,050 362
9,089
Information Technology (5.0%):
Douzone Bizon Co. Ltd. .................................................. 11,839 605
Innox Advanced Materials Co. Ltd. .......................................... 35,638 551
Isu Petasys Co. Ltd. ..................................................... 13,522 220
LEENO Industrial, Inc. ................................................... 2,577 289
LG Innotek Co. Ltd. ..................................................... 8,340 977
PSK, Inc. ............................................................. 16,330 199
Samsung Electronics Co. Ltd. .............................................. 283,394 11,146
SK Hynix, Inc. ......................................................... 99,695 11,642
25,629
Materials (0.5%):
Dongsung Finetec Co. Ltd. ................................................ 65,802 679
Hyosung TNC Corp. ..................................................... 2,050 285
LOTTE Fine Chemical Co. Ltd. ............................................ 11,230 277
OCI Holdings Co. Ltd. ................................................... 3,815 163
Poongsan Corp. ........................................................ 18,254 677
Wonik Materials Co. Ltd. ................................................. 24,336 297
2,378
54,141
Taiwan (18.5%):
Communication Services (0.2%):
International Games System Co. Ltd. ......................................... 30,000 894
Consumer Discretionary (0.5%):
Lion Travel Service Co. Ltd. ............................................... 96,000 360
Taiwan Paiho Ltd. ...................................................... 158,000 380
Tong Yang Industry Co. Ltd. ............................................... 546,000 2,005
2,745
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 63,000 1,676
Industrials (1.0%):
Airtac International Group ................................................ 77,344 1,893
Bizlink Holding, Inc. .................................................... 53,000 1,067
Fortune Electric Co. Ltd. ................................................. 72,800 1,242
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 165,000 511
U-Ming Marine Transport Corp. ............................................ 198,000 365
5,078
Information Technology (16.2%):
ASE Technology Holding Co. Ltd. , ADR ...................................... 315,687 3,069
ASE Technology Holding Co. Ltd. ........................................... 553,000 2,628
ASPEED Technology, Inc. ................................................ 5,000 638
AURAS Technology Co. Ltd. .............................................. 20,000 426
Chenbro Micom Co. Ltd. ................................................. 52,000 467
Chicony Electronics Co. Ltd. .............................................. 82,000 399
Chroma ATE, Inc. ...................................................... 180,000 2,308
Compeq Manufacturing Co. Ltd. ............................................ 666,000 1,259
Elite Material Co. Ltd. ................................................... 210,000 3,056
Genius Electronic Optical Co. Ltd. .......................................... 36,000 497
Getac Holdings Corp. .................................................... 242,000 783
Gold Circuit Electronics Ltd. ............................................... 153,100 883
Insyde Software Corp. ................................................... 40,000 583
King Yuan Electronics Co. Ltd. ............................................. 583,000 2,301
Lotes Co. Ltd. ......................................................... 39,000 2,172
MediaTek, Inc. ......................................................... 172,000 6,756
MPI Corp. ............................................................ 19,000 461

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Novatek Microelectronics Corp. ............................................ 93,000 $ 1,396
Phison Electronics Corp. .................................................. 29,000 416
Radiant Opto-Electronics Corp. ............................................. 118,000 696
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,544,000 48,127
Tripod Technology Corp. ................................................. 66,000 387
Wiwynn Corp. ......................................................... 17,000 1,026
Yageo Corp. ........................................................... 105,704 1,689
82,423
Materials (0.3%):
Shiny Chemical Industrial Co. Ltd. .......................................... 74,000 380
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 123,000 559
Tung Ho Steel Enterprise Corp. ............................................. 371,000 808
1,747
94,563
Thailand (1.9%):
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 468,000 363
Consumer Staples (0.7%):
CP ALL PCL, NVDR .................................................... 1,367,600 2,447
Ichitan Group PCL, NVDR ................................................ 2,111,800 913
3,360
Energy (0.5%):
PTT Exploration & Production PCL , Class F ................................... 280,800 1,045
PTT Exploration & Production PCL, NVDR ................................... 477,100 1,778
2,823
Health Care (0.4%):
Bangkok Dusit Medical Services PCL, NVDR .................................. 2,578,300 1,901
Mega Lifesciences PCL, NVDR ............................................ 329,400 338
2,239
Real Estate (0.1%):
Sansiri PCL, NVDR ..................................................... 7,053,600 370
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 4,467,100 305
9,460
Turkey (0.8%):
Consumer Staples (0.4%):
BIM Birlesik Magazalar A/S ............................................... 148,059 2,025
Financials (0.1%):
Turkiye Sigorta A/S ..................................................... 1,548,421 586
Health Care (0.1%):
MLP Saglik Hizmetleri A/S (a) (c) ............................................ 52,931 609
Industrials (0.2%):
Pegasus Hava Tasimaciligi A/S (a) ........................................... 152,480 960
4,180
United Arab Emirates (0.9%):
Financials (0.2%):
Dubai Islamic Bank PJSC ................................................. 525,476 974
Industrials (0.1%):
Air Arabia PJSC (a) ...................................................... 945,358 770
Real Estate (0.6%):
Emaar Development PJSC ................................................ 344,847 1,068

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares
Value
(000)
Emaar Properties PJSC ................................................... 695,677 $ 1,810
2,878
4,622
United Kingdom (0.4%):
Consumer Staples (0.4%):
Unilever PLC ......................................................... 36,930 2,210
United States (0.5%):
Consumer Discretionary (0.2%):
SharkNinja, Inc. (a) ...................................................... 9,023 907
Energy (0.3%):
Schlumberger NV ...................................................... 38,164 1,677
2,584
Uruguay (0.7%):
Consumer Discretionary (0.7%):
MercadoLibre, Inc. (a) .................................................... 1,764 3,502
Total Common Stocks (Cost $416,550) 494,411
Rights (0.0%)(d)
India (0.0%):(d)
Materials (0.0%):(d)
UPL Ltd. (a) ........................................................... 23,424 50
Total Rights (Cost $–) 50
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI Emerging Markets Small-Cap ETF ................................ 16,749 1,016
Total Exchange-Traded Funds (Cost $1,056) 1,016
Collateral for Securities Loaned (1.3%)^
United States (1.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .55% (g) ........ 1,718,237 1,718
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .57% (g) ............ 1,718,237 1,719
Invesco Government & Agency Portfolio, Institutional Shares , 4 .57% (g) ............... 1,718,237 1,718
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .58% (g) . 1,718,237 1,718
Total Collateral for Securities Loaned (Cost $6,873) 6,873
Total Investments (Cost $424,479) — 98.3% 502,350
Other assets in excess of liabilities — 1.7% 8,172
NET ASSETS - 100.00% $ 510,522
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$10,481 (thousands) and amounted to 2.1% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2024 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2024.

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
(g) Rate disclosed is the daily yield on November 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Australia (1.4%):
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 17,422 $ 211
Industrials (0.5%):
Computershare Ltd. ..................................................... 14,612 304
Utilities (0.6%):
Origin Energy Ltd. ...................................................... 53,155 378
893
Austria (0.8%):
Financials (0.8%):
Erste Group Bank AG .................................................... 10,051 552
Bermuda (0.4%):
Financials (0.4%):
Everest Group Ltd. ...................................................... 622 241
Canada (4.1%):
Consumer Discretionary (0.6%):
Gildan Activewear, Inc. .................................................. 8,247 410
Energy (1.0%):
Canadian Natural Resources Ltd. ............................................ 11,440 388
Cenovus Energy, Inc. .................................................... 16,307 259
647
Financials (2.5%):
Bank of Montreal ....................................................... 5,004 477
Canadian Imperial Bank of Commerce ........................................ 12,484 810
Sun Life Financial, Inc. .................................................. 4,577 282
1,569
2,626
France (3.7%):
Energy (0.9%):
TotalEnergies SE ....................................................... 9,554 555
Health Care (0.3%):
Sanofi SA ............................................................ 1,923 187
Industrials (1.5%):
Bureau Veritas SA ...................................................... 3,635 111
Cie de Saint-Gobain SA .................................................. 9,682 884
995
Utilities (1.0%):
Engie SA ............................................................. 39,558 630
2,367
Germany (4.3%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 17,317 554
Consumer Discretionary (0.2%):
Mercedes-Benz Group AG ................................................ 2,627 148
Financials (1.1%):
Allianz SE , Registered Shares .............................................. 2,338 724
Industrials (0.5%):
Deutsche Post AG ...................................................... 8,668 319

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Materials (1.0%):
Heidelberg Materials AG ................................................. 4,955 $ 626
Utilities (0.6%):
E.ON SE ............................................................. 32,613 420
2,791
Hong Kong (0.7%):
Consumer Staples (0.7%):
WH Group Ltd. (a) ...................................................... 593,500 473
Ireland (1.0%):
Information Technology (1.0%):
TE Connectivity PLC .................................................... 4,113 622
Italy (0.8%):
Utilities (0.8%):
Enel SpA ............................................................. 72,556 522
Japan (3.9%):
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 30,900 412
Information Technology (1.6%):
NEC Corp. ........................................................... 3,400 290
TIS, Inc. ............................................................. 30,000 736
1,026
Materials (0.8%):
Nitto Denko Corp. ...................................................... 32,200 515
Utilities (0.8%):
The Kansai Electric Power Co., Inc. .......................................... 41,900 540
2,493
Netherlands (1.9%):
Communication Services (1.2%):
Koninklijke KPN NV .................................................... 193,945 752
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV ............................................ 13,993 483
1,235
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 32,156 529
Singapore (0.6%):
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 7,200 229
Oversea-Chinese Banking Corp. Ltd. ......................................... 14,900 181
410
Spain (2.6%):
Financials (1.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,839 612
Banco Santander SA ..................................................... 85,341 394
1,006
Utilities (1.0%):
Iberdrola SA .......................................................... 45,014 642
1,648

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Switzerland (5.8%):
Consumer Staples (0.9%):
Coca-Cola HBC AG ..................................................... 16,471 $ 588
Health Care (2.3%):
Novartis AG , Registered Shares ............................................. 7,689 815
Roche Holding AG ...................................................... 2,325 676
1,491
Information Technology (1.4%):
Logitech International SA , Class R .......................................... 10,625 864
Materials (1.2%):
Glencore PLC ......................................................... 48,514 235
Holcim AG ........................................................... 5,402 550
785
3,728
United Kingdom (5.9%):
Consumer Staples (2.4%):
British American Tobacco PLC ............................................. 6,302 239
Imperial Brands PLC .................................................... 11,051 362
Reckitt Benckiser Group PLC .............................................. 2,746 170
Tesco PLC ............................................................ 169,932 793
1,564
Energy (0.8%):
Shell PLC ............................................................ 16,934 544
Financials (1.9%):
HSBC Holdings PLC .................................................... 73,094 681
Standard Chartered PLC .................................................. 41,601 514
1,195
Industrials (0.6%):
Intertek Group PLC ..................................................... 6,717 403
Utilities (0.2%):
SSE PLC ............................................................. 4,696 106
3,812
United States (60.3%):
Communication Services (0.9%):
Omnicom Group, Inc. .................................................... 2,412 253
Verizon Communications, Inc. .............................................. 6,829 303
556
Consumer Discretionary (3.7%):
Best Buy Co., Inc. ...................................................... 6,156 554
Lennar Corp. , Class A .................................................... 832 145
Lowe's Cos., Inc. ....................................................... 1,615 440
PulteGroup, Inc. ........................................................ 1,221 165
The Home Depot, Inc. ................................................... 1,902 816
The TJX Cos., Inc. ...................................................... 2,117 266
2,386
Consumer Staples (8.4%):
Altria Group, Inc. ....................................................... 20,515 1,184
Colgate-Palmolive Co. ................................................... 9,508 919
General Mills, Inc. ...................................................... 8,021 531
Kimberly-Clark Corp. .................................................... 5,386 751
Philip Morris International, Inc. ............................................. 5,425 722
Sysco Corp. ........................................................... 4,323 333
The Clorox Co. ........................................................ 2,493 417

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
The Kroger Co. ........................................................ 9,112 $ 557
5,414
Energy (3.7%):
Devon Energy Corp. ..................................................... 12,415 471
EOG Resources, Inc. .................................................... 5,616 748
Marathon Petroleum Corp. ................................................ 3,659 571
Phillips 66 Co. ......................................................... 1,075 144
Valero Energy Corp. ..................................................... 3,030 422
2,356
Financials (13.8%):
American Express Co. ................................................... 2,246 684
American Financial Group, Inc. ............................................. 5,422 796
Ameriprise Financial, Inc. ................................................. 1,089 625
Capital One Financial Corp. ............................................... 2,003 385
Cincinnati Financial Corp. ................................................ 2,657 425
Fidelity National Financial, Inc. ............................................ 12,199 773
Fifth Third Bancorp ..................................................... 11,577 557
JPMorgan Chase & Co. .................................................. 4,989 1,246
Northern Trust Corp. .................................................... 1,890 210
Regions Financial Corp. .................................................. 17,458 476
Synchrony Financial ..................................................... 10,792 729
T. Rowe Price Group, Inc. ................................................. 2,786 345
The Goldman Sachs Group, Inc. ............................................ 873 531
The PNC Financial Services Group, Inc. ...................................... 1,984 426
The Western Union Co. ................................................... 18,329 202
W.R. Berkley Corp. ..................................................... 7,302 471
8,881
Health Care (5.7%):
AbbVie, Inc. .......................................................... 5,077 929
Bristol-Myers Squibb Co. ................................................. 12,869 762
Gilead Sciences, Inc. .................................................... 6,873 636
Johnson & Johnson ..................................................... 4,598 713
Merck & Co., Inc. ...................................................... 4,571 465
The Cigna Group ....................................................... 496 167
3,672
Industrials (6.6%):
3M Co. .............................................................. 3,737 499
C.H. Robinson Worldwide, Inc. ............................................. 4,211 444
Carlisle Cos., Inc. ....................................................... 1,068 488
Caterpillar, Inc. ........................................................ 1,132 460
Cummins, Inc. ......................................................... 247 93
Expeditors International of Washington, Inc. .................................... 1,299 158
Lockheed Martin Corp. ................................................... 1,093 579
Masco Corp. .......................................................... 8,035 647
Owens Corning ........................................................ 2,843 584
United Parcel Service, Inc. , Class B .......................................... 2,373 322
4,274
Information Technology (10.9%):
Apple, Inc. ........................................................... 1,297 308
Applied Materials, Inc. ................................................... 3,376 590
Cisco Systems, Inc. ..................................................... 18,658 1,105
Cognizant Technology Solutions Corp. , Class A ................................. 7,136 574
Hewlett Packard Enterprise Co. ............................................. 13,912 295
KLA Corp. ........................................................... 808 523
Microsoft Corp. ........................................................ 2,460 1,042
NetApp, Inc. .......................................................... 6,741 827
QUALCOMM, Inc. ..................................................... 5,965 945

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Seagate Technology Holdings PLC .......................................... 8,307 $ 842
7,051
Materials (4.0%):
CF Industries Holdings, Inc. ............................................... 7,176 643
LyondellBasell Industries NV , Class A ........................................ 5,363 447
Packaging Corp. of America ............................................... 3,540 881
Reliance, Inc. .......................................................... 1,817 584
2,555
Utilities (2.6%):
Duke Energy Corp. ...................................................... 4,716 552
Edison International ..................................................... 1,034 90
Evergy, Inc. ........................................................... 11,400 737
OGE Energy Corp. ...................................................... 6,617 291
1,670
38,815
Total Common Stocks (Cost $55,276) 63,757
Total Investments (Cost $55,276) — 99.0% 63,757
Other assets in excess of liabilities — 1.0% 627
NET ASSETS - 100.00% $ 64,384
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$473 (thousands) and amounted to 0.7% of net assets.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.8%)
ABS Other (1.0%):
Consumers 2014 Securitization Funding LLC , Series 2014-A , Class A3 , 3 .53% , 5/1/29 ..... $ 3,365 $ 3,290
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,844
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 3,505 3,067
10,201
Agency ABS Other (0.8%):
Nelnet Student Loan Trust ................................................
Series 2006-3 , Class B , 5 .86% ( SOFR90A + 51 bps ) , 6/25/41 , Callable 12/25/24 @ 100 (a) 1,214 1,089
Series 2015-3A , Class A2 , 5 .45% ( SOFR30A + 71 bps ) , 2/27/51 , Callable 10/25/30 @
100 (a) (b) ......................................................... 1,011 1,007
Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 2/25/33 @ 100 (b) .............. 3,750 3,414
SLM Student Loan Trust ..................................................
Series 2006-4 , Class B , 5 .65% ( SOFR90A + 46 bps ) , 1/25/70 , Callable 7/25/31 @ 100 (a) 2,060 1,956
Series 2013-6 , Class A3 , 5 .50% ( SOFR30A + 76 bps ) , 6/26/28 , Callable 6/26/28 @ 100 (a) 1,618 1,604
9,070
Total Asset-Backed Securities (Cost $20,061)
a
a
a
19,271
Collateralized Mortgage Obligations (15.6%)
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134 , Class FA , 5 .22% ( SOFR30A + 41 bps ) , 3/15/36 (a) ................... 275 271
Series 4023 , Class PF , 5 .47% ( SOFR30A + 66 bps ) , 10/15/41 (a) ................... 268 268
Federal National Mortgage Association .......................................
Series 2005-29 , Class FY , 5 .15% ( SOFR30A + 41 bps ) , 4/25/35 (a) ................. 479 473
Series 2007-84 , Class F , 5 .15% ( SOFR30A + 41 bps ) , 8/25/37 (a) .................. 331 327
1,339
Agency CMO Other (3.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623 , Class H , 2 .50% , 11/15/44 .................................... 1,008 920
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,330 3,354
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,888 2,814
Federal National Mortgage Association .......................................
Series 2012-100 , Class BA , 1 .50% , 9/25/27 ................................ 122 118
Series 2012-102 , Class GA , 1 .38% , 9/25/27 ................................ 203 195
Series 2012-103 , Class HB , 1 .50% , 9/25/27 ................................ 136 131
Series 2012-107 , Class GC , 1 .50% , 10/25/27 ............................... 187 181
Series 2012-73 , Class DC , 1 .50% , 7/25/27 ................................. 335 324
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,123 1,127
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,574 2,274
Series 2022-68 , Class WQ , 3 .64% , 5/20/50 (c) .............................. 3,951 3,769
Series 2022-90 , Class QU , 4 .00% , 11/20/49 ................................ 5,396 5,127
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................. 3,659 3,678
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,641 1,659
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,873 1,877
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 1,485 1,492
Series 2023-53 , Class QA , 5 .00% , 6/20/49 ................................. 3,317 3,318
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 2,820 2,775
35,133
Agency Commercial MBS (12.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K045 , Class A2 , 3 .02% , 1/25/25 , Callable 1/25/25 @ 100 ................. 1,958 1,949
Series K049 , Class A2 , 3 .01% , 7/25/25 , Callable 7/25/25 @ 100 ................. 3,943 3,901
Series K051 , Class A2 , 3 .31% , 9/25/25 , Callable 9/25/25 @ 100 ................. 9,691 9,582
Series K052 , Class A1 , 2 .60% , 1/25/25 , Callable 1/25/25 @ 100 ................. 55 55
Series K056 , Class A1 , 2 .20% , 7/25/25 , Callable 7/25/25 @ 100 ................. 291 289
Series K057 , Class A2 , 2 .57% , 7/25/26 , Callable 7/25/26 @ 100 ................. 7,000 6,799
Series K080 , Class A2 , 3 .93% , 7/25/28 , Callable 7/25/28 @ 100 (c) ............... 15,000 14,740

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series K126 , Class A2 , 2 .07% , 1/25/31 , Callable 1/25/31 @ 100 ................. $ 2,860 $ 2,499
Series K136 , Class A2 , 2 .13% , 11/25/31 , Callable 11/25/31 @ 100 ................ 5,000 4,299
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 2,000 1,727
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 3,000 2,612
Series K143 , Class A2 , 2 .35% , 3/25/32 , Callable 3/25/32 @ 100 ................. 5,000 4,335
Series K144 , Class A2 , 2 .45% , 4/25/32 , Callable 4/25/32 @ 100 ................. 5,183 4,517
Series K145 , Class A2 , 2 .58% , 5/25/32 , Callable 5/25/32 @ 100 ................. 3,423 3,006
Series K146 , Class A2 , 2 .92% , 6/25/32 , Callable 6/25/32 @ 100 ................. 3,000 2,696
Series K147 , Class A2 , 3 .00% , 6/25/32 , Callable 6/25/32 @ 100 (c) ............... 3,000 2,710
Series K149 , Class A2 , 3 .53% , 8/25/32 , Callable 8/25/32 @ 100 ................. 3,000 2,806
Series K523 , Class AS , 5 .40% ( SOFR30A + 55 bps ) , 4/25/29 , Callable 4/25/29 @ 100 (a) . 3,000 3,007
Series K730 , Class A2 , 3 .59% , 1/25/25 , Callable 1/25/25 @ 100 ................. 2,124 2,116
Series K733 , Class AM , 3 .75% , 9/25/25 , Callable 9/25/25 @ 100 ................. 5,000 4,953
Series KC03 , Class A2 , 3 .50% , 1/25/26 , Callable 1/25/26 @ 100 ................. 6,916 6,831
Series KPLB2 , Class A , 4 .83% , 6/25/33 , Callable 6/25/33 @ 100 (d) ............... 5,000 5,090
Federal National Mortgage Association .......................................
Series 2015-M13 , Class A2 , 2 .79% , 6/25/25 (c) .............................. 1,552 1,536
Series 2017-M12 , Class A2 , 3 .16% , 6/25/27 (c) .............................. 3,723 3,606
Series 2017-M8 , Class A2 , 3 .06% , 5/25/27 (c) ............................... 6,483 6,284
Series 2018-M10 , Class A2 , 3 .47% , 7/25/28 (c) .............................. 7,907 7,651
Series 2018-M4 , Class A2 , 3 .16% , 3/25/28 (c) ............................... 2,031 1,954
Series 2022-M12 , Class A , 3 .18% , 12/25/28 (c) .............................. 5,968 5,696
Series 2022-M13 , Class A2 , 2 .68% , 6/25/32 ................................ 8,671 7,627
Series 2022-M3 , Class A2 , 1 .76% , 11/25/31 (c) .............................. 4,000 3,325
Series 2023-M4 , Class A2 , 3 .89% , 9/25/32 (c) ............................... 4,000 3,806
132,004
Total Collateralized Mortgage Obligations (Cost $168,608)
a
a
a
168,476
Corporate Bonds (0.7%)
Energy (0.3%):
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,500 3,528
Utilities (0.4%):
Tennessee Valley Authority , 3 .50% , 12/15/42 ................................... 5,000 4,242
Total Corporate Bonds (Cost $7,833)
a
a
a
7,770
Municipal Bonds (0.5%)
Hawaii (0.0%):(e)
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 203 198
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .15% , 2/1/33 .............................................. 3,000 2,948
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,937
4,885
Total Municipal Bonds (Cost $5,202)
a
a
a
5,083
U.S. Government Agency Mortgages (47.3%)
Federal Farm Credit Banks Funding Corporation
5 .58% , 8/19/32 .................................................... 1,750 1,746
5 .93% , 7/14/33 .................................................... 2,500 2,507
6 .00% , 6/5/34 ..................................................... 4,000 4,008
5 .14% , 10/30/34 .................................................... 3,000 2,971
2 .55% , 12/21/34 .................................................... 3,000 2,497
2 .20% , 9/2/36 ..................................................... 2,000 1,512
5 .60% , 8/5/39 ..................................................... 4,000 3,984

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
6 .19% , 6/17/44 .................................................... $ 2,500 $ 2,491
21,716
Federal Home Loan Banks
1 .25% , 8/16/27 (c) (f) ................................................. 1,000 936
5 .65% , 7/30/31 .................................................... 3,000 2,999
5 .25% , 9/25/34 .................................................... 3,000 2,970
6,905
Federal Home Loan Mortgage Corporation
3 .00% , 3/1/32 - 5/1/52 ............................................... 14,448 13,136
3 .50% , 10/1/33 - 7/1/52 .............................................. 14,719 13,665
4 .00% , 10/1/33 - 12/1/52 ............................................. 22,968 21,889
5 .50% , 12/1/35 - 11/1/54 .............................................. 22,776 22,818
1 .50% , 4/1/37 ..................................................... 3,050 2,663
5 .00% , 3/1/38 - 6/1/53 ............................................... 32,899 32,453
4 .50% , 11/1/42 - 10/1/52 .............................................. 9,638 9,321
4 .00% ( SOFR30A + 227 bps ) , 8/1/52 (a) .................................... 6,517 6,317
6 .50% , 2/1/53 ..................................................... 3,111 3,190
6 .00% , 8/1/53 - 12/1/54 .............................................. 7,769 7,878
133,330
Federal National Mortgage Association
2 .25% , 11/1/26 ..................................................... 1,767 1,693
3 .00% , 2/1/27 - 2/1/52 ............................................... 17,184 15,289
2 .48% , 11/1/29 ..................................................... 884 802
1 .74% , 2/1/31 ..................................................... 3,015 2,550
1 .64% , 9/1/31 ..................................................... 1,250 1,038
5 .00% , 12/1/35 - 4/1/53 .............................................. 18,394 18,210
5 .50% , 11/1/37 - 11/1/54 .............................................. 17,857 17,884
4 .50% , 1/1/38 - 9/1/52 ............................................... 31,717 30,636
4 .00% , 4/1/38 - 7/1/53 ............................................... 40,510 38,247
6 .00% , 5/1/38 - 11/1/54 .............................................. 2,804 2,854
2 .50% , 6/1/41 - 3/1/52 ............................................... 20,271 17,283
3 .50% , 1/1/42 - 7/1/52 ............................................... 32,853 30,180
2 .44% , 10/1/51 .................................................... 2,798 1,820
2 .00% , 11/1/51 - 12/1/51 .............................................. 24,514 19,825
198,311
Government National Mortgage Association
7 .00% , 5/15/27 - 7/15/32 ............................................. 309 319
8 .00% , 5/15/27 - 9/15/30 ............................................. 114 119
7 .50% , 2/15/28 - 11/15/31 ............................................. 85 88
6 .00% , 4/15/28 - 10/20/53 ............................................. 13,799 14,107
6 .50% , 5/15/28 - 8/20/34 ............................................. 1,024 1,063
6 .75% , 5/15/28 .................................................... 3 3
5 .50% , 4/20/33 - 2/20/54 ............................................. 27,724 27,974
5 .00% , 5/20/33 - 9/20/53 ............................................. 14,096 14,018
4 .50% , 9/15/39 - 9/20/53 ............................................. 20,472 20,006
4 .00% , 7/15/40 - 11/20/40 ............................................. 1,704 1,651
2 .50% , 2/20/50 - 7/20/53 ............................................. 37,145 31,763
3 .00% , 8/20/51 - 12/20/52 ............................................. 25,112 22,271
3 .50% , 4/20/52 - 6/20/52 ............................................. 3,665 3,331
136,713
Small Business Administration Pools
5 .15% ( PRIME - 285 bps ) , 9/25/31 (a) ..................................... 2,699 2,688
7 .63% ( PRIME - 38 bps ) , 2/25/32 (a) ...................................... 2,577 2,674
8 .88% ( PRIME + 88 bps ) , 2/25/32 (a) ...................................... 1,819 1,925
9 .60% ( PRIME + 160 bps ) , 2/25/32 (a) ..................................... 2,250 2,411
8 .13% ( PRIME + 13 bps ) , 6/25/32 (a) ...................................... 1,822 1,908
5 .50% ( PRIME - 250 bps ) , 9/25/32 (a) ..................................... 2,718 2,722
6 .25% ( PRIME - 175 bps ) , 10/25/34 (a) ..................................... 967 985
15,313
Total U.S. Government Agency Mortgages (Cost $533,508)
a
a
a
512,288

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (33.0%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... $ 5,000 $ 5,232
1 .75% , 8/15/41 .................................................... 7,000 4,785
2 .00% , 11/15/41 .................................................... 5,000 3,540
3 .38% , 8/15/42 .................................................... 5,000 4,346
3 .75% , 11/15/43 .................................................... 6,000 5,435
U.S. Treasury Notes
2 .13% , 5/15/25 .................................................... 4,500 4,453
0 .38% , 1/31/26 .................................................... 6,000 5,732
3 .63% , 5/15/26 .................................................... 5,200 5,154
0 .75% , 5/31/26 .................................................... 4,000 3,799
1 .38% , 8/31/26 .................................................... 7,000 6,670
1 .63% , 10/31/26 .................................................... 11,250 10,727
1 .88% , 2/28/27 .................................................... 10,250 9,753
2 .75% , 4/30/27 .................................................... 10,000 9,686
2 .63% , 5/31/27 .................................................... 10,500 10,127
3 .13% , 8/31/27 .................................................... 13,000 12,667
4 .13% , 9/30/27 .................................................... 11,000 11,007
1 .13% , 2/29/28 .................................................... 7,500 6,825
1 .25% , 4/30/28 .................................................... 5,000 4,548
2 .88% , 5/15/28 .................................................... 10,000 9,608
1 .25% , 5/31/28 .................................................... 5,000 4,539
1 .00% , 7/31/28 .................................................... 3,000 2,687
1 .13% , 8/31/28 .................................................... 5,000 4,488
1 .25% , 9/30/28 .................................................... 3,500 3,148
1 .38% , 10/31/28 .................................................... 8,200 7,397
2 .63% , 2/15/29 .................................................... 12,000 11,326
2 .38% , 3/31/29 .................................................... 14,100 13,141
2 .88% , 4/30/29 .................................................... 10,000 9,516
2 .38% , 5/15/29 .................................................... 11,300 10,520
2 .75% , 5/31/29 .................................................... 13,750 12,991
3 .88% , 11/30/29 .................................................... 14,000 13,873
3 .88% , 12/31/29 .................................................... 8,000 7,925
3 .50% , 1/31/30 .................................................... 2,000 1,946
0 .88% , 11/15/30 .................................................... 15,000 12,490
1 .63% , 5/15/31 .................................................... 10,000 8,603
1 .25% , 8/15/31 .................................................... 21,000 17,505
2 .88% , 5/15/32 .................................................... 13,000 11,958
4 .13% , 11/15/32 .................................................... 30,000 30,005
3 .50% , 2/15/33 .................................................... 15,000 14,327
3 .38% , 5/15/33 .................................................... 18,000 17,004
3 .88% , 8/15/34 .................................................... 8,000 7,810
Total U.S. Treasury Obligations (Cost $370,339)
a
a
a
357,293
Shares
Investment Companies (0.1%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .50% (g) ............ 898,243 898
Total Investment Companies (Cost $898)
a
a
a
898
Principal Amount
(000)
Repurchase Agreements (0.6%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 4 .56% , purchased on
11/29/24, with a maturity date of 12/2/24, with a value of $6,000 (collateralized by U.S.
Treasury Bonds , 2.88%, due 5/15/52, with a value of $6,120) ........................ 6,000 6,000
Total Repurchase Agreements (Cost $6,000)
a
a
a
6,000
Total Investments (Cost $1,112,449) — 99.6% 1,077,079
Other assets in excess of liabilities —  0.4% 4,800
NET ASSETS - 100.00% $ 1,081,879

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
(a) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2024.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$4,421 (thousands) and amounted to 0.4% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Rate disclosed is the daily yield on November 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of November 30, 2024.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of November 30, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of November 30, 2024.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (48.2%)
Communication Services (4.7%):
Alphabet, Inc. , Class A ................................................... 56,780 $ 9,593
Alphabet, Inc. , Class C ................................................... 53,068 9,048
AT&T, Inc. ........................................................... 2,783 64
Charter Communications, Inc. , Class A (a) ..................................... 189 75
Comcast Corp. , Class A .................................................. 29,196 1,261
Electronic Arts, Inc. ..................................................... 2,332 382
Live Nation Entertainment, Inc. (a) ........................................... 1,692 234
Meta Platforms, Inc. , Class A .............................................. 22,559 12,956
Netflix, Inc. (a) ......................................................... 5,106 4,528
News Corp. , Class A ..................................................... 2,721 80
Omnicom Group, Inc. .................................................... 1,760 184
The Interpublic Group of Cos., Inc. .......................................... 2,760 85
The Walt Disney Co. .................................................... 13,618 1,600
T-Mobile US, Inc. ...................................................... 3,497 863
40,953
Consumer Discretionary (4.8%):
Amazon.com, Inc. (a) .................................................... 76,433 15,890
AutoZone, Inc. (a) ....................................................... 236 748
Bath & Body Works, Inc. ................................................. 1,450 53
Best Buy Co., Inc. ...................................................... 2,117 190
Booking Holdings, Inc. ................................................... 416 2,164
CarMax, Inc. (a) ........................................................ 1,390 117
Carnival Corp. (a) ....................................................... 2,770 70
Chipotle Mexican Grill, Inc. (a) ............................................. 16,250 1,000
D.R. Horton, Inc. ....................................................... 3,030 511
Darden Restaurants, Inc. .................................................. 1,475 260
eBay, Inc. ............................................................ 6,774 429
Expedia Group, Inc. (a) ................................................... 575 106
Ford Motor Co. ........................................................ 48,788 543
Garmin Ltd. ........................................................... 1,028 219
General Motors Co. ..................................................... 11,966 665
Genuine Parts Co. ...................................................... 1,110 141
Hasbro, Inc. ........................................................... 1,004 65
Hilton Worldwide Holdings, Inc. ............................................ 3,006 762
Lennar Corp. , Class A .................................................... 2,669 465
Lennar Corp. , Class B ................................................... 1 — (b)
Lowe's Cos., Inc. ....................................................... 7,219 1,967
Marriott International, Inc. , Class A .......................................... 2,953 854
McDonald's Corp. ...................................................... 7,151 2,117
MGM Resorts International (a) .............................................. 4,369 167
NIKE, Inc. , Class B ..................................................... 9,000 709
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,676 72
O'Reilly Automotive, Inc. (a) ............................................... 772 960
PulteGroup, Inc. ........................................................ 2,360 319
PVH Corp. ........................................................... 928 101
Ralph Lauren Corp. ..................................................... 420 97
Ross Stores, Inc. ....................................................... 3,562 552
Royal Caribbean Cruises Ltd. .............................................. 2,197 536
Starbucks Corp. ........................................................ 10,260 1,051
Tapestry, Inc. .......................................................... 3,021 188
Tesla, Inc. (a) .......................................................... 3,426 1,182
The Home Depot, Inc. ................................................... 10,478 4,496
The TJX Cos., Inc. ...................................................... 9,986 1,255
Tractor Supply Co. ...................................................... 1,382 392
Victoria's Secret & Co. (a) ................................................. 1 — (b)
Whirlpool Corp. ........................................................ 520 58
Wynn Resorts Ltd. ...................................................... 87 8
Yum! Brands, Inc. ...................................................... 2,890 402
41,881

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Consumer Staples (2.3%):
Altria Group, Inc. ....................................................... 11,731 $ 677
Archer-Daniels-Midland Co. ............................................... 188 10
Brown-Forman Corp. , Class B ............................................. 316 13
Church & Dwight Co., Inc. ................................................ 2,152 237
Colgate-Palmolive Co. ................................................... 5,377 520
Conagra Brands, Inc. .................................................... 2,454 68
Constellation Brands, Inc. , Class A .......................................... 980 236
Costco Wholesale Corp. .................................................. 4,112 3,996
General Mills, Inc. ...................................................... 4,550 301
Kimberly-Clark Corp. .................................................... 1,970 275
Mondelez International, Inc. , Class A ......................................... 10,370 674
Monster Beverage Corp. (a) ................................................ 7,170 395
PepsiCo, Inc. .......................................................... 9,101 1,488
Philip Morris International, Inc. ............................................. 9,877 1,314
Sysco Corp. ........................................................... 3,290 254
Target Corp. .......................................................... 3,570 472
The Clorox Co. ........................................................ 689 115
The Coca-Cola Co. ...................................................... 23,340 1,496
The Estee Lauder Cos., Inc. ............................................... 1,480 107
The Hershey Co. ....................................................... 910 160
The J.M. Smucker Co. ................................................... 828 98
The Kroger Co. ........................................................ 7,829 478
The Procter & Gamble Co. ................................................ 16,819 3,015
Tyson Foods, Inc. , Class A ................................................ 1,740 112
Walmart, Inc. .......................................................... 39,279 3,633
20,144
Energy (1.8%):
Baker Hughes Co. ...................................................... 8,513 374
Chevron Corp. ......................................................... 12,467 2,019
ConocoPhillips Co. ..................................................... 16,628 1,802
Coterra Energy, Inc. ..................................................... 2,120 57
Devon Energy Corp. ..................................................... 4,751 180
Diamondback Energy, Inc. ................................................ 2,111 375
EOG Resources, Inc. .................................................... 4,759 634
Exxon Mobil Corp. ..................................................... 43,781 5,164
Halliburton Co. ........................................................ 9,010 287
Hess Corp. ............................................................ 2,683 395
Marathon Petroleum Corp. ................................................ 6,448 1,007
Occidental Petroleum Corp. ............................................... 6,234 315
ONEOK, Inc. .......................................................... 5,513 626
Phillips 66 Co. ......................................................... 2,813 377
Schlumberger NV ...................................................... 17,103 752
The Williams Cos., Inc. .................................................. 14,342 839
Valero Energy Corp. ..................................................... 3,087 429
15,632
Financials (7.1%):
Aflac, Inc. ............................................................ 6,526 744
American Express Co. ................................................... 6,409 1,953
American International Group, Inc. .......................................... 6,466 497
Ameriprise Financial, Inc. ................................................. 1,153 662
Aon PLC , Class A ...................................................... 2,316 907
Arthur J. Gallagher & Co. ................................................. 2,370 740
Bank of America Corp. ................................................... 80,700 3,834
Berkshire Hathaway, Inc. , Class B (a) ......................................... 16,505 7,972
Blackrock, Inc. ........................................................ 1,116 1,141
Capital One Financial Corp. ............................................... 4,781 918
Chubb Ltd. ........................................................... 3,365 972
Cincinnati Financial Corp. ................................................ 970 155
Citigroup, Inc. ......................................................... 838 59
CME Group, Inc. ....................................................... 1,700 405

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Comerica, Inc. ......................................................... 1,300 $ 94
Discover Financial Services ............................................... 3,419 624
Fidelity National Information Services, Inc. .................................... 1,180 101
Fifth Third Bancorp ..................................................... 8,302 399
Fiserv, Inc. (a) .......................................................... 3,840 848
Global Payments, Inc. .................................................... 783 93
Huntington Bancshares, Inc. ............................................... 1,619 29
Intercontinental Exchange, Inc. ............................................. 5,129 826
JPMorgan Chase & Co. .................................................. 30,506 7,618
KeyCorp. ............................................................ 2,645 52
Lincoln National Corp. ................................................... 1,734 62
Loews Corp. .......................................................... 2,091 181
M&T Bank Corp. ....................................................... 660 145
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,173
Mastercard, Inc. , Class A ................................................. 8,421 4,488
MetLife, Inc. .......................................................... 5,194 458
Moody's Corp. ......................................................... 1,532 766
Morgan Stanley ........................................................ 14,869 1,957
MSCI, Inc. ........................................................... 992 605
Nasdaq, Inc. .......................................................... 3,477 289
Northern Trust Corp. .................................................... 40 4
PayPal Holdings, Inc. (a) .................................................. 6,960 604
Principal Financial Group, Inc. ............................................. 2,476 216
Prudential Financial, Inc. ................................................. 3,545 459
Raymond James Financial, Inc. ............................................. 1,989 337
Regions Financial Corp. .................................................. 9,790 267
S&P Global, Inc. ....................................................... 3,291 1,720
State Street Corp. ....................................................... 2,324 229
Synchrony Financial ..................................................... 6,103 412
T. Rowe Price Group, Inc. ................................................. 1,970 244
The Allstate Corp. ...................................................... 3,040 630
The Bank of New York Mellon Corp. ......................................... 5,526 452
The Charles Schwab Corp. ................................................ 8,304 687
The Goldman Sachs Group, Inc. ............................................ 3,096 1,884
The Hartford Financial Services Group, Inc. .................................... 2,900 358
The PNC Financial Services Group, Inc. ...................................... 2,716 583
The Progressive Corp. ................................................... 5,434 1,461
The Travelers Cos., Inc. .................................................. 2,350 625
Truist Financial Corp. .................................................... 2,758 131
U.S. Bancorp .......................................................... 10,130 540
Visa, Inc. , Class A ...................................................... 16,518 5,204
W.R. Berkley Corp. ..................................................... 4,013 259
Wells Fargo & Co. ...................................................... 34,989 2,665
Willis Towers Watson PLC ................................................ 801 258
Zions Bancorp NA ...................................................... 1,310 79
62,075
Health Care (4.9%):
Abbott Laboratories ..................................................... 15,054 1,788
AbbVie, Inc. .......................................................... 16,170 2,958
Agilent Technologies, Inc. ................................................. 2,762 381
Amgen, Inc. ........................................................... 4,703 1,330
Becton Dickinson & Co. .................................................. 1,310 291
Biogen, Inc. (a) ......................................................... 816 131
Boston Scientific Corp. (a) ................................................. 12,299 1,115
Bristol-Myers Squibb Co. ................................................. 6,097 361
Cardinal Health, Inc. .................................................... 2,310 282
Cencora, Inc. .......................................................... 1,410 355
CVS Health Corp. ...................................................... 6,602 395
Danaher Corp. ......................................................... 6,134 1,470
DaVita, Inc. (a) ......................................................... 748 124
Edwards Lifesciences Corp. (a) ............................................. 5,760 411
Elevance Health, Inc. .................................................... 2,330 948

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Eli Lilly & Co. ......................................................... 8,712 $ 6,929
Fortrea Holdings, Inc. (a) .................................................. 522 11
GE HealthCare Technologies, Inc. ........................................... 3,779 315
Gilead Sciences, Inc. .................................................... 8,764 811
HCA Healthcare, Inc. .................................................... 2,571 841
Humana, Inc. .......................................................... 886 263
IDEXX Laboratories, Inc. (a) ............................................... 808 341
Intuitive Surgical, Inc. (a) ................................................. 3,159 1,712
Johnson & Johnson ..................................................... 15,036 2,331
Labcorp Holdings, Inc. ................................................... 522 126
McKesson Corp. ....................................................... 1,450 911
Merck & Co., Inc. ...................................................... 17,173 1,746
Mettler-Toledo International, Inc. (a) ......................................... 250 313
Quest Diagnostics, Inc. ................................................... 600 98
Regeneron Pharmaceuticals, Inc. (a) .......................................... 678 509
ResMed, Inc. .......................................................... 1,315 328
Revvity, Inc. .......................................................... 680 79
Stryker Corp. .......................................................... 3,361 1,318
The Cigna Group ....................................................... 3,375 1,140
Thermo Fisher Scientific, Inc. .............................................. 3,716 1,968
UnitedHealth Group, Inc. ................................................. 9,155 5,586
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,479 1,161
Waters Corp. (a) ........................................................ 690 265
Zimmer Biomet Holdings, Inc. ............................................. 928 104
Zoetis, Inc. ........................................................... 4,481 785
42,331
Industrials (4.2%):
3M Co. .............................................................. 610 81
Allegion PLC ......................................................... 613 86
Amentum Holdings, Inc. (a) ................................................ 963 23
AMETEK, Inc. ........................................................ 2,776 540
Automatic Data Processing, Inc. ............................................ 4,040 1,240
Carrier Global Corp. ..................................................... 7,990 618
Caterpillar, Inc. ........................................................ 5,175 2,102
Cintas Corp. .......................................................... 4,176 943
Copart, Inc. (a) ......................................................... 9,144 580
CSX Corp. ............................................................ 24,039 879
Cummins, Inc. ......................................................... 1,300 488
Deere & Co. .......................................................... 3,333 1,553
Dover Corp. ........................................................... 1,434 295
Eaton Corp. PLC ....................................................... 4,316 1,620
Emerson Electric Co. .................................................... 4,724 626
Equifax, Inc. .......................................................... 1,023 268
Expeditors International of Washington, Inc. .................................... 1,578 192
Fastenal Co. ........................................................... 5,887 492
FedEx Corp. .......................................................... 1,690 512
Fortive Corp. .......................................................... 1,835 146
GE Vernova, Inc. (a) ..................................................... 2,834 947
General Dynamics Corp. .................................................. 1,726 490
General Electric Co. ..................................................... 11,338 2,065
Honeywell International, Inc. .............................................. 4,610 1,074
Howmet Aerospace, Inc. .................................................. 3,713 440
Illinois Tool Works, Inc. .................................................. 2,480 688
Ingersoll Rand, Inc. ..................................................... 4,166 434
Jacobs Solutions, Inc. .................................................... 963 136
Johnson Controls International PLC .......................................... 6,676 560
L3Harris Technologies, Inc. ............................................... 1,882 463
Lockheed Martin Corp. ................................................... 1,911 1,012
Masco Corp. .......................................................... 2,842 229
Masterbrand, Inc. (a) ..................................................... 1,563 27
Norfolk Southern Corp. .................................................. 2,167 598
Northrop Grumman Corp. ................................................. 1,346 659

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Old Dominion Freight Line, Inc. ............................................ 1,764 $ 397
Otis Worldwide Corp. .................................................... 2,705 279
PACCAR, Inc. ......................................................... 3,846 450
Parker-Hannifin Corp. ................................................... 1,216 855
Paychex, Inc. .......................................................... 2,957 433
Pentair PLC ........................................................... 869 95
Quanta Services, Inc. .................................................... 1,444 497
Republic Services, Inc. ................................................... 2,086 455
Robert Half, Inc. ....................................................... 750 56
Rockwell Automation, Inc. ................................................ 980 289
RTX Corp. ............................................................ 9,870 1,202
Snap-on, Inc. .......................................................... 554 205
Southwest Airlines Co. ................................................... 4,050 131
Stanley Black & Decker, Inc. .............................................. 663 59
Textron, Inc. .......................................................... 2,070 177
The Boeing Co. (a) ...................................................... 3,526 548
Trane Technologies PLC .................................................. 2,802 1,166
TransDigm Group, Inc. ................................................... 593 743
Union Pacific Corp. ..................................................... 7,119 1,742
United Parcel Service, Inc. , Class B .......................................... 1,960 266
United Rentals, Inc. ..................................................... 750 649
Veralto Corp. .......................................................... 2,045 221
Verisk Analytics, Inc. .................................................... 1,450 427
W.W. Grainger, Inc. ..................................................... 478 576
Waste Management, Inc. .................................................. 3,791 865
Westinghouse Air Brake Technologies Corp. .................................... 1,745 350
Xylem, Inc. ........................................................... 1,548 196
36,435
Information Technology (16.4%):
Accenture PLC , Class A .................................................. 5,486 1,988
Adobe, Inc. (a) ......................................................... 4,558 2,352
Advanced Micro Devices, Inc. (a) ............................................ 16,362 2,244
Akamai Technologies, Inc. (a) .............................................. 1,250 118
Amphenol Corp. , Class A ................................................. 11,268 819
Analog Devices, Inc. .................................................... 2,646 577
ANSYS, Inc. (a) ........................................................ 796 279
Apple, Inc. ........................................................... 146,293 34,720
Applied Materials, Inc. ................................................... 10,028 1,752
Arista Networks, Inc. (a) .................................................. 2,364 959
Autodesk, Inc. (a) ....................................................... 1,733 506
Broadcom, Inc. ........................................................ 41,300 6,694
Cadence Design Systems, Inc. (a) ............................................ 2,583 792
Cisco Systems, Inc. ..................................................... 31,509 1,866
Cognizant Technology Solutions Corp. , Class A ................................. 3,759 303
Corning, Inc. .......................................................... 7,670 373
Fortinet, Inc. (a) ........................................................ 7,295 693
Gartner, Inc. (a) ........................................................ 387 200
Hewlett Packard Enterprise Co. ............................................. 7,926 168
HP, Inc. .............................................................. 10,174 360
International Business Machines Corp. ........................................ 4,045 920
Intuit, Inc. ............................................................ 2,547 1,634
Keysight Technologies, Inc. (a) ............................................. 1,866 319
KLA Corp. ........................................................... 1,555 1,006
Lam Research Corp. ..................................................... 15,940 1,178
Microchip Technology, Inc. ................................................ 2,740 187
Micron Technology, Inc. .................................................. 10,075 987
Microsoft Corp. ........................................................ 71,508 30,281
Motorola Solutions, Inc. .................................................. 1,485 742
NetApp, Inc. .......................................................... 2,470 303
NVIDIA Corp. ......................................................... 243,911 33,721
Oracle Corp. .......................................................... 18,595 3,437
QUALCOMM, Inc. ..................................................... 11,993 1,901

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Roper Technologies, Inc. .................................................. 798 $ 452
Salesforce, Inc. ........................................................ 6,223 2,054
Seagate Technology Holdings PLC .......................................... 2,326 236
ServiceNow, Inc. (a) ..................................................... 1,714 1,799
Synopsys, Inc. (a) ....................................................... 1,398 781
TE Connectivity PLC .................................................... 2,933 443
Texas Instruments, Inc. ................................................... 8,840 1,777
VeriSign, Inc. (a) ........................................................ 690 129
Western Digital Corp. (a) .................................................. 920 67
142,117
Materials (0.9%):
Air Products and Chemicals, Inc. ............................................ 1,398 467
Avery Dennison Corp. ................................................... 888 183
Ball Corp. ............................................................ 2,732 170
CF Industries Holdings, Inc. ............................................... 2,538 228
Corteva, Inc. .......................................................... 4,359 271
Dow, Inc. ............................................................ 2,517 111
DuPont de Nemours, Inc. ................................................. 3,431 287
Eastman Chemical Co. ................................................... 940 98
Ecolab, Inc. ........................................................... 1,433 356
Freeport-McMoRan, Inc. ................................................. 15,889 702
International Flavors & Fragrances, Inc. ....................................... 859 78
International Paper Co. ................................................... 2,781 164
Linde PLC ............................................................ 4,727 2,179
Martin Marietta Materials, Inc. ............................................. 721 433
Nucor Corp. ........................................................... 2,642 409
PPG Industries, Inc. ..................................................... 1,640 204
The Mosaic Co. ........................................................ 4,420 117
The Sherwin-Williams Co. ................................................ 2,304 916
Vulcan Materials Co. .................................................... 1,110 320
7,693
Real Estate (0.5%):
American Tower Corp. ................................................... 2,283 477
AvalonBay Communities, Inc. .............................................. 510 120
CBRE Group, Inc. , Class A (a) .............................................. 3,167 443
Equinix, Inc. .......................................................... 773 759
Equity Residential ...................................................... 2,215 170
Extra Space Storage, Inc. ................................................. 114 20
Host Hotels & Resorts, Inc. ................................................ 1,060 20
Iron Mountain, Inc. ..................................................... 3,568 441
Kimco Realty Corp. ..................................................... 5,368 137
Prologis, Inc. .......................................................... 4,119 481
Public Storage ......................................................... 615 214
Simon Property Group, Inc. ............................................... 3,796 697
Ventas, Inc. ........................................................... 1,230 79
Welltower, Inc. ......................................................... 4,568 631
4,689
Utilities (0.6%):
Ameren Corp. ......................................................... 1,840 174
American Electric Power Co., Inc. ........................................... 2,820 282
CenterPoint Energy, Inc. .................................................. 5,327 174
CMS Energy Corp. ...................................................... 1,560 109
Consolidated Edison, Inc. ................................................. 1,480 149
Constellation Energy Corp. ................................................ 3,575 917
Dominion Energy, Inc. ................................................... 1 — (b)
DTE Energy Co. ....................................................... 918 115
Duke Energy Corp. ...................................................... 3,683 431
Edison International ..................................................... 1,730 152
Entergy Corp. ......................................................... 440 69
Eversource Energy ...................................................... 1,380 89
Exelon Corp. .......................................................... 1 — (b)

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
NextEra Energy, Inc. .................................................... 16,956 $ 1,334
NRG Energy, Inc. ....................................................... 2,789 283
Public Service Enterprise Group, Inc. ......................................... 3,040 287
Sempra .............................................................. 2,820 264
The Southern Co. ....................................................... 2,590 231
WEC Energy Group, Inc. ................................................. 2,417 244
Xcel Energy, Inc. ....................................................... 3,136 227
5,531
Total Common Stocks (Cost $58,084)
a
a
a
419,481
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR (a) (d) ............................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (51.7%)
Alabama (0.6%):
Black Belt Energy Gas District Revenue , Series D-1 , 5 .50% , 6/1/49 , (Put Date 2/1/29) (e) ... $ 1,000 1,067
Cooper Green Mercy Health Services Authority Revenue , 5 .25% , 9/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,145
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,105
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,000 935
5,252
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 500 471
Arizona (2.0%):
Arizona IDA Revenue
5 .00% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,073
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 400 392
Series B , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 840 751
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,017
La Paz County IDA Revenue
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 425 389
4 .00% , 2/15/46 , Continuously Callable @100 ............................... 345 300
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 300 251
Maricopa County IDA Revenue
4 .00% , 7/1/51 , Continuously Callable @100 (f) .............................. 1,500 1,310
Series A , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 500 520
Series A , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 735 708
Series A , 5 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,000 1,025
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,275 1,303
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 917
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (f) ............. 2,000 2,074
Tempe IDA Revenue , Series B , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 1,185 1,058
The County of Pima IDA Revenue
4 .00% , 4/1/46 , Continuously Callable @100 ............................... 2,000 1,946
4 .00% , 6/15/51 , Continuously Callable @100 (f) ............................. 1,000 861
The IDA of the City of Phoenix Arizona Revenue , 5 .00% , 7/1/46 , Continuously Callable @100 1,300 1,301
17,196
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue , 4 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 980
California (1.2%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,063

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series 2000-1 , 0 .50% , 5/15/45 , Callable 1/2/25 @ 100 (g) $ 3,510 $ 3,510
State of California, GO , 5 .00% , 8/1/45 , Continuously Callable @100 .................. 1,000 1,011
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/40 , Continuously Callable @100 ................... 1,000 1,011
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.) , 8/1/34 (h) ................................................... 4,435 3,246
10,841
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
5 .00% , 4/1/48 , Continuously Callable @100 ............................... 710 727
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 587
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 730 759
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 1,000 1,004
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 666
Series A , 5 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,000 1,040
Colorado Health Facilities Authority Revenue
5 .00% , 6/1/45 , Pre-refunded 6/1/25 @ 100 ................................. 1,000 1,010
Series A , 4 .00% , 9/1/50 , Pre-refunded 9/1/30 @ 100 .......................... 1,000 1,074
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 1,000 912
Denver Convention Center Hotel Authority Revenue , 5 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 1,000 1,016
Denver Health & Hospital Authority Certificate of Participation , 5 .00% , 12/1/48 , Continuously
Callable @100 ..................................................... 1,900 1,914
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 250 252
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,000 1,009
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 1,000 1,026
12,996
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,000 1,083
Series T , 4 .00% , 7/1/55 , Continuously Callable @100 ......................... 1,000 975
State of Connecticut, GO
Series A , 5 .00% , 4/15/36 , Continuously Callable @100 ........................ 1,500 1,620
Series A , 5 .00% , 4/15/37 , Continuously Callable @100 ........................ 1,000 1,059
4,737
Florida (2.5%):
Brevard County Health Facilities Authority Revenue , Series A , 5 .00% , 4/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,059
Capital Trust Agency, Inc. Revenue
5 .00% , 8/1/40 , Continuously Callable @100 ............................... 600 620
5 .00% , 8/1/55 , Continuously Callable @100 ............................... 1,300 1,319
City of Atlantic Beach Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ... 1,000 1,002
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 1,500 1,332
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 500 431
Florida Development Finance Corp. Revenue
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,175 1,201
Series A , 5 .00% , 6/15/52 , Continuously Callable @100 ........................ 1,250 1,262
Lee County IDA Revenue
Series 2024-A , 5 .25% , 11/15/54 , Continuously Callable @100 ................... 2,000 2,120
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 850 807
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 500 478
Miami-Dade County Health Facilities Authority Revenue , Series A , 4 .00% , 8/1/51 ,
Continuously Callable @100 ........................................... 1,000 984
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 1,000 889
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/38 , Continuously Callable
@103 ........................................................... 700 701

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... $ 2,000 $ 1,986
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (f) .. 830 718
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (f) .......................... 1,000 1,000
Volusia County Educational Facility Authority Revenue
5 .25% , 6/1/54 , Continuously Callable @100 ............................... 3,000 3,191
Series B , 5 .00% , 10/15/45 , Pre-refunded 4/15/25 @ 100 ....................... 1,000 1,007
22,107
Georgia (3.3%):
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 575 573
Development Authority of Appling County Revenue , 1 .35% , 9/1/29 , Continuously Callable
@100 (g) ......................................................... 6,100 6,100
Development Authority of Floyd County Revenue , Series GA , 1 .35% , 9/1/26 , Continuously
Callable @100 (g) ................................................... 2,100 2,100
Development Authority of Heard County Revenue , Series GA , 1 .36% , 9/1/26 , Continuously
Callable @100 (g) ................................................... 3,400 3,400
Georgia Housing & Finance Authority Revenue , Series C , 4 .60% , 12/1/54 , Continuously
Callable @100 ..................................................... 1,000 1,007
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,000 1,007
Main Street Natural Gas, Inc. Revenue , Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (e) ..... 2,000 2,125
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 425 397
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 750 751
The Burke County Development Authority Revenue , 1 .35% , 11/1/48 , Continuously Callable
@100 (g) ......................................................... 700 700
The Development Authority of Burke County Revenue , Series 1 , 1 .30% , 7/1/49 , Continuously
Callable @100 (g) ................................................... 10,525 10,525
28,685
Illinois (4.4%):
Chicago Board of Education, GO
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 3,200 3,222
Series H , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 2,000 2,007
Chicago Midway International Airport Revenue , Series B , 5 .00% , 1/1/41 , Continuously
Callable @100 ..................................................... 1,000 1,010
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,024
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series C , 4 .00% ,
1/1/42 , Continuously Callable @100 ..................................... 1,250 1,250
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A , 5 .00% , 12/1/52 , Continuously Callable @100 ........................ 685 722
Series A , 4 .00% , 12/1/55 , Continuously Callable @100 ........................ 2,000 1,874
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,024
City of Chicago Waterworks Revenue , 5 .00% , 11/1/44 , Continuously Callable @100 ....... 1,000 1,001
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 1,000 905
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 1,000 1,033
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 1,000 1,044
Illinois Educational Facilities Authority Revenue , 4 .00% , 11/1/36 , Continuously Callable
@102 ........................................................... 1,000 1,012
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 1,000 1,000
0.00%, 5/15/40 , Continuously Callable @100 (i) ............................. 1,275 785
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 1,004
5 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,000 1,043
4 .00% , 10/15/44 , Continuously Callable @103 .............................. 2,000 1,687
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 5 .00% , 5/15/45 , Continuously Callable @100 ........................ 1,000 1,003
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 1,000 890
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 25 26

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ $ 930 $ 929
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 45 46
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,607
Northern Illinois University Certificate of Participation , 5 .50% , 4/1/49 , Continuously Callable
@100 ........................................................... 1,000 1,073
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 600 599
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 1,000 983
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 1,235 1,259
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.) , Series A , 5 .00% , 1/1/54 , Continuously Callable @100 .... 1,000 1,062
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 225 246
Series A , 5 .50% , 3/1/47 , Continuously Callable @100 ......................... 1,000 1,085
Series B , 4 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,300 2,361
37,828
Indiana (0.7%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.) ,
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 1,000 1,002
Indiana Finance Authority Revenue
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 2,000 2,186
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,100 1,132
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 1,500 1,501
5,821
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 959
Kansas (0.9%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (f) ....................... 1,000 1,004
City of Lawrence Revenue , Series A , 5 .00% , 7/1/43 , Continuously Callable @100 ........ 1,500 1,543
City of Manhattan Revenue , Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ........ 1,000 870
City of Wichita Revenue , Series K-96 , 4 .63% , 9/1/33 , Continuously Callable @100 ....... 175 175
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (f) ......................................... 2,000 2,084
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A , 5 .00% , 9/1/44 , Continuously Callable @100 ......................... 1,250 1,251
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 1,000 1,006
7,933
Kentucky (0.8%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,018
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/46 , Continuously Callable @100 .. 750 717
Kentucky Economic Development Finance Authority Revenue , Series A , 5 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 1,000 798
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 12/1/45 , Continuously Callable @100 .......... 1,000 1,026
Kentucky Public Energy Authority Revenue , Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) (e) .. 1,250 1,344
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 2,000 2,091
6,994
Louisiana (1.1%):
City of Shreveport Water & Sewer Revenue , 5 .00% , 12/1/40 , Continuously Callable @100 .. 1,000 1,015
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/44 , Continuously Callable @100 .................................... 500 494
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series C , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,001
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,000 1,027
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,000 1,023

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ $ 1,000 $ 977
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,019
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 956
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 6/1/51 , Pre-refunded 6/1/25 @ 100 ................................. 1,000 1,011
Parish of East Baton Rouge Capital Improvements District Revenue , 4 .00% , 8/1/44 ,
Continuously Callable @100 ........................................... 1,400 1,409
9,932
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 871
Maryland (0.5%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 865 883
Maryland Health & Higher Educational Facilities Authority Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,100 1,052
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,250 1,344
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,250 1,356
4,635
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 996
4 .00% , 9/1/48 , Continuously Callable @100 ............................... 1,380 1,287
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,500 1,217
5 .00% , 10/1/57 , Continuously Callable @103 (f) ............................. 1,000 1,002
Series A , 5 .00% , 6/1/39 , Pre-refunded 6/1/29 @ 100 .......................... 1,000 1,099
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 1,600 1,603
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 500 494
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 839
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 850 766
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 1,000 1,001
Series F , 5 .75% , 7/15/43 , Continuously Callable @100 ........................ 1,000 1,001
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 1,000 1,008
Series T1 , 3 .78% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (e) (f) (j) ........... 1,250 1,244
13,557
Michigan (1.3%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,007
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program) , 5 .00% , 5/1/42 , Continuously Callable @100 ........................ 1,000 1,058
Karegnondi Water Authority Revenue , 5 .00% , 11/1/41 , Continuously Callable @100 ....... 1,000 1,031
Kentwood Economic Development Corp. Revenue , 4 .00% , 11/15/45 , Continuously Callable
@103 ........................................................... 500 441
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 5/1/40 , Continuously Callable @100 ............................. 1,250 1,273
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 1,000 1,019
Michigan Finance Authority Revenue
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 745 646
4 .00% , 9/1/45 , Continuously Callable @100 ............................... 1,000 933
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 1,490 990
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 2,000 2,123
Wayne County Airport Authority Revenue , Series B , 5 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 1,001
11,522
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/44 , Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,021
Series A , 5 .00% , 11/15/47 , Continuously Callable @100 ....................... 1,000 1,010
2,031
Missouri (0.9%):
Cape Girardeau County IDA Revenue , 4 .00% , 3/1/46 , Continuously Callable @100 ....... 750 752

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 8/1/45 , Continuously Callable @100 ............................... $ 1,270 $ 1,250
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 1,500 1,413
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 480 435
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 500 543
Series A , 4 .00% , 2/15/49 , Continuously Callable @100 ........................ 250 246
Missouri Development Finance Board Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 1,000 820
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 1,000 1,036
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,000 1,051
7,546
Montana (0.1%):
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 485 478
Nebraska (0.5%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (e) .............................. 2,000 2,113
Series A , 5 .00% , 9/1/42 .............................................. 1,000 1,111
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 1,000 1,007
4,231
Nevada (0.5%):
Carson City Revenue , 5 .00% , 9/1/42 , Continuously Callable @100 ................... 1,000 1,021
Las Vegas Convention & Visitors Authority Revenue , Series C , 4 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,555 1,560
Las Vegas Redevelopment Agency Tax Allocation , 5 .00% , 6/15/45 , Continuously Callable
@100 ........................................................... 1,500 1,512
4,093
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 2,000 1,752
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,049
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,071
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,059
4,931
New Jersey (2.1%):
Essex County Improvement Authority Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 1,100 1,010
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/43 , Pre-refunded 12/15/28 @ 100 .............................. 370 403
5 .00% , 6/15/43 , Continuously Callable @100 ............................... 630 660
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,008
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 1,000 1,028
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 1,000 1,045
Series DDD , 5 .00% , 6/15/42 , Pre-refunded 6/15/27 @ 100 ..................... 2,000 2,115
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/37 , Continuously Callable @100 .......................... 500 514
New Jersey Educational Facilities Authority Revenue , Series B , 5 .00% , 9/1/36 , Continuously
Callable @100 ..................................................... 1,000 1,026
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 7/1/50 , Continuously Callable @100 ................... 1,000 1,011
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 1,047
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,113
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/48 , Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,158
Series A , 12/15/38 (h) ................................................ 1,500 882
Series AA , 5 .00% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,002
South Jersey Transportation Authority Revenue , Series A , 5 .00% , 11/1/39 , Continuously
Callable @100 ..................................................... 1,250 1,250
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 11/1/52 , Continuously Callable @100 ............................... 500 545
The Atlantic County Improvement Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 4 .00% , 7/1/53 , Continuously Callable @100 .......................... 750 712

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... $ 500 $ 523
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 500 518
18,570
New York (4.3%):
Build NYC Resource Corp. Revenue , Series A , 7 .00% , 4/15/53 , Continuously Callable
@100 (f) ......................................................... 1,000 1,133
City of Dunkirk, GO , 7 .50% , 7/24/25 (f) ....................................... 1,250 1,256
City of New York, GO , Series B-3 , 2 .00% , 10/1/46 , Continuously Callable @100 (g) ....... 10,410 10,410
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 2,000 2,004
New York City Municipal Water Finance Authority Revenue , Series DD , 2 .00% , 6/15/33 ,
Continuously Callable @100 (g) ........................................ 12,335 12,335
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 630 734
5 .50% , 10/1/37 .................................................... 1,500 1,824
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,000 920
New York State Dormitory Authority Revenue
5 .50% , 10/1/54 , Continuously Callable @100 ............................... 1,500 1,682
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 969
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 750
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 2,000 1,888
Series A , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 974
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 500 529
37,408
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,000 1,014
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 2,000 1,997
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,500 1,511
Series A , 5 .13% , 10/1/54 , Continuously Callable @100 ........................ 1,500 1,568
6,090
North Dakota (0.4%):
City of Grand Forks Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ............ 1,450 1,298
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 1,000 1,003
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,000 970
3,271
Ohio (1.0%):
County of Hamilton Revenue , Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ...... 500 544
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 2,420 2,476
County of Warren Revenue , Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ........ 735 700
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 775 835
Ohio Higher Educational Facility Commission Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 750 700
5 .25% , 1/1/52 , Continuously Callable @100 ............................... 1,000 1,057
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 2,000 1,839
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/43 , Continuously Callable @100 ... 750 709
8,860
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 1,000 1,024
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 500 483
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/37 , Continuously Callable @102 .. 750 772
2,279
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 1,000 981
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 855

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Salem Hospital Facility Authority Revenue
4 .00% , 5/15/47 , Continuously Callable @103 ............................... $ 1,000 $ 921
5 .00% , 5/15/53 , Continuously Callable @102 ............................... 1,250 1,259
4,016
Pennsylvania (4.6%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 1,455 1,387
Allegheny County Hospital Development Authority Revenue
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 1,185 1,189
Series A , 5 .00% , 4/1/47 , Continuously Callable @100 ......................... 2,000 2,033
Berks County IDA Revenue , 5 .00% , 5/15/43 , Pre-refunded 5/15/25 @ 102 .............. 350 360
Bucks County IDA Revenue , 4 .00% , 8/15/44 , Continuously Callable @100 ............. 1,000 975
Butler County Hospital Authority Revenue , 5 .00% , 7/1/39 , Continuously Callable @100 .... 1,665 1,631
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
6/1/44 , Continuously Callable @100 ..................................... 1,500 1,481
Central Bradford Progress Authority Revenue , Series B , 4 .00% , 12/1/51 , Continuously
Callable @100 ..................................................... 2,000 1,939
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,035
Lancaster County Hospital Authority Revenue , 5 .00% , 11/1/35 , Continuously Callable @100 1,000 1,001
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 500 459
Latrobe IDA Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 ................... 800 689
Lehigh County General Purpose Authority Revenue , 5 .25% , 2/1/54 , Continuously Callable
@100 ........................................................... 1,400 1,490
Montgomery County IDA Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 625 573
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 825 734
Series A , 5 .25% , 1/15/45 , Pre-refunded 1/15/25 @ 100 ........................ 1,000 1,002
Series C , 4 .00% , 11/15/43 , Continuously Callable @103 ....................... 600 585
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 1,000 969
5 .00% , 8/15/43 , Continuously Callable @100 ............................... 1,000 1,028
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,500 2,569
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 966
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,000 973
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 1,575 1,394
Pennsylvania Housing Finance Agency Revenue , Series 147A , 4 .73% , 4/1/53 , Continuously
Callable @100 ..................................................... 1,500 1,512
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,057
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,000 986
Pennsylvania Turnpike Commission Revenue
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 1,000 1,009
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 1,000 1,032
Philadelphia IDA Revenue , 5 .00% , 8/1/50 , Continuously Callable @100 ............... 1,050 1,064
Reading School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/38 ,
Continuously Callable @100 ........................................... 1,500 1,544
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 156 163
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 78 85
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,050 1,050
Series B1 , 6 .00% , 6/30/44 , Continuously Callable @86 (k) ...................... 525 392
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,000 1,051
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,021
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
4/15/49 , Continuously Callable @100 .................................... 1,500 1,504
39,932
Rhode Island (0.1%):
Rhode Island Turnpike & Bridge Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,016

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina (0.5%):
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... $ 1,100 $ 1,032
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,000 1,024
4 .00% , 4/1/49 , Continuously Callable @103 ............................... 620 567
5 .25% , 2/1/53 , Continuously Callable @100 ............................... 750 817
South Carolina Public Service Authority Revenue , Series B , 5 .25% , 12/1/54 , Continuously
Callable @100 ..................................................... 1,000 1,095
4,535
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 1,500 1,555
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 1,465 1,482
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 500 509
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 900
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,000 1,010
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (e) .............. 2,500 2,696
The Metropolitan Nashville Airport Authority Revenue , Series A , 4 .00% , 7/1/49 , Continuously
Callable @100 ..................................................... 1,000 967
9,119
Texas (6.2%):
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 2,000 2,030
Bexar County Health Facilities Development Corp. Revenue , 5 .00% , 7/15/37 , Continuously
Callable @104 ..................................................... 1,000 1,003
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 992
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 1,000 1,032
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 1,700 1,523
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,000 1,001
City of Irving Revenue , 5 .00% , 8/15/43 , Continuously Callable @100 ................. 1,000 1,013
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,005
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.) , 5 .80% , 9/1/25 725 739
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,508
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 1,000
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 3,250 3,263
East Montgomery County Improvement District Sales Tax Revenue , 4 .25% , 8/15/54 ,
Continuously Callable @100 ........................................... 2,500 2,476
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 1,000 957
Gulf Coast IDA Revenue , 1 .15% , 11/1/41 , Continuously Callable @100 (g) .............. 5,650 5,650
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,000 951
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 1,000 971
Hidalgo County Regional Mobility Authority Revenue
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 735 718
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 700 657
Houston Higher Education Finance Corp. Revenue , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,100 942
Martin County Hospital District, GO , 4 .00% , 4/1/36 , Continuously Callable @100 ........ 350 351
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 1,000 1,000
Mesquite Health Facilities Development Corp. Revenue , 0.00% , 2/15/35 , Continuously
Callable @100 (i) ................................................... 338 4

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
New Hope Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 4/1/47 , Pre-
refunded 4/1/25 @ 100 ............................................... $ 1,600 $ 1,610
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/38 , Continuously Callable @100 .......... 225 232
North Texas Tollway Authority Revenue , Series B , 5 .00% , 1/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,001
Port of Port Arthur Navigation District Revenue
Series A , 1 .40% , 4/1/40 , Continuously Callable @100 (g) ...................... 4,740 4,740
Series B , 1 .40% , 4/1/40 , Continuously Callable @100 (g) ...................... 3,800 3,800
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/43 , Continuously Callable @100 .................................... 1,000 1,045
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 822
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 1,003
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (i) ..................... 818 12
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 750 803
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (i) ..................... 818 12
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 1,935 1,935
Series B , 5 .00% , 7/1/48 , Continuously Callable @100 ......................... 2,960 3,071
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 1,375 1,430
54,305
Utah (0.6%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 500 456
Utah Charter School Finance Authority Revenue
4 .00% , 4/15/52 , Continuously Callable @100 ............................... 3,000 2,780
4 .50% , 10/15/52 , Continuously Callable @100 .............................. 1,000 1,008
Series A , 4 .00% , 10/15/46 , Continuously Callable @100 ....................... 860 820
5,064
Vermont (0.2%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,000 917
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/46 ,
Continuously Callable @100 ........................................... 1,000 1,000
1,917
Virginia (0.1%):
Alexandria IDA Revenue , 5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ................ 1,000 1,017
Washington (0.6%):
Washington Health Care Facilities Authority Revenue
4 .00% , 7/1/42 , Continuously Callable @100 ............................... 1,000 949
Series A , 5 .00% , 1/1/47 , Pre-refunded 1/1/27 @ 100 .......................... 1,000 1,047
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 1,100 1,080
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/38 , Continuously Callable @102 (f) .............................. 1,000 989
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,041
Series A-1 , 3 .50% , 12/20/35 ........................................... 284 268
5,374
West Virginia (0.5%):
West Virginia Hospital Finance Authority Revenue
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 1,500 1,441
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 3,016
4,457
Wisconsin (1.8%):
Public Finance Authority Revenue
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,000 1,053
5 .00% , 1/1/42 , Continuously Callable @103 (f) .............................. 600 558
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,440 1,400
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 1,000 954
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,000 789
Series A , 5 .25% , 3/1/47 , Continuously Callable @100 ......................... 2,000 2,081
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 1,000 959

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ $ 1,500 $ 1,506
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 1,500 1,437
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 880 758
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 (f) ....................... 1,500 1,640
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 600 615
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .25% , 4/1/52 , Continuously
Callable @100 ..................................................... 500 503
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 600 531
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 1,000 826
15,610
Total Municipal Bonds (Cost $465,512)
a
a
a
449,467
Total Investments (Cost $523,596) — 99.9% 868,949
Other assets in excess of liabilities —  0.1% 773
NET ASSETS - 100.00% $ 869,722
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of November 30, 2024.
(e) Put Bond.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$16,873 (thousands) and amounted to 1.9% of net assets.
(g) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h) Zero-coupon bond.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2024.
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Australia (5.8%):
Consumer Discretionary (1.1%):
ARB Corp. Ltd. (a) (b) .................................................... 74,218 $ 2,062
Aristocrat Leisure Ltd. ................................................... 513,813 22,780
Breville Group Ltd. (b) ................................................... 73,776 1,622
PWR Holdings Ltd. (b) ................................................... 346,465 1,954
28,418
Energy (0.1%):
Woodside Energy Group Ltd. .............................................. 89,383 1,433
Financials (1.1%):
AUB Group Ltd. ....................................................... 49,100 1,052
Macquarie Group Ltd. ................................................... 119,003 17,994
National Australia Bank Ltd. ............................................... 187,939 4,810
QBE Insurance Group Ltd. (a) .............................................. 168,473 2,201
Steadfast Group Ltd. .................................................... 193,651 735
26,792
Health Care (0.5%):
CSL Ltd. ............................................................. 70,222 12,943
Industrials (0.5%):
Brambles Ltd. ......................................................... 250,347 3,116
Cleanaway Waste Management Ltd. (a) ........................................ 835,217 1,573
Johns Lyng Group Ltd. (b) ................................................. 667,295 1,826
NRW Holdings Ltd. ..................................................... 839,032 2,143
Qantas Airways Ltd. (a) ................................................... 599,365 3,439
12,097
Information Technology (0.1%):
Technology One Ltd. .................................................... 102,641 2,030
Materials (1.6%):
BHP Group Ltd. ........................................................ 907,255 23,918
Capricorn Metals Ltd. (a) .................................................. 561,076 2,386
Gold Road Resources Ltd. (a) .............................................. 1,184,961 1,447
Imdex Ltd. ............................................................ 1,109,711 1,859
Northern Star Resources Ltd. (a) ............................................ 295,292 3,385
Ramelius Resources Ltd. (a) ............................................... 1,689,867 2,324
Rio Tinto Ltd. ......................................................... 40,489 3,134
Westgold Resources Ltd. (a) ................................................ 1,314,873 2,461
40,914
Real Estate (0.8%):
Charter Hall Group ...................................................... 174,331 1,791
Goodman Group ....................................................... 107,307 2,664
Scentre Group (a) ....................................................... 6,470,420 15,562
20,017
144,644
Austria (0.8%):
Energy (0.0%):(c)
Schoeller-Bleckmann Oilfield Equipment AG ................................... 21,999 680
Financials (0.7%):
BAWAG Group AG (d) ................................................... 160,921 12,773
Erste Group Bank AG .................................................... 80,686 4,428
17,201
Industrials (0.1%):
ANDRITZ AG ......................................................... 56,408 3,156

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Information Technology (0.0%):(c)
ams-OSRAM AG (a) ..................................................... 58,776 $ 379
21,416
Belgium (0.9%):
Communication Services (0.0%):(c)
Proximus SADP ........................................................ 144,556 939
Financials (0.1%):
Ageas SA ............................................................ 61,341 3,100
Information Technology (0.3%):
Melexis NV ........................................................... 119,216 7,166
Materials (0.5%):
Solvay SA , Class A ..................................................... 258,083 8,955
Titan Cement International SA ............................................. 81,619 3,346
12,301
23,506
Brazil (0.9%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 355,821 2,929
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 622,946 1,559
Consumer Staples (0.1%):
Ambev SA ............................................................ 1,088,994 2,304
Atacadao SA (a) ........................................................ 787,119 838
3,142
Energy (0.2%):
PRIO SA ............................................................. 278,800 1,860
Raizen SA , Preference Shares .............................................. 3,173,500 1,392
Ultrapar Participacoes SA ................................................. 163,526 488
3,740
Financials (0.2%):
Banco Bradesco SA , ADR ................................................ 1,647,205 3,509
Banco do Brasil SA ..................................................... 465,100 1,915
Caixa Seguridade Participacoes SA .......................................... 171,180 413
5,837
Industrials (0.1%):
Embraer SA (a) ......................................................... 185,000 1,787
Utilities (0.1%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 116,637 1,803
Equatorial Energia SA ................................................... 355,800 1,810
3,613
22,607
Canada (2.6%):
Energy (0.5%):
ARC Resources Ltd. ..................................................... 166,134 3,063
Headwater Exploration, Inc. ............................................... 364,766 1,793
Pason Systems, Inc. ..................................................... 222,122 2,248
Suncor Energy, Inc. (b) ................................................... 56,405 2,245
Trican Well Service Ltd. .................................................. 667,299 2,331
11,680
Financials (0.8%):
Canadian Imperial Bank of Commerce ........................................ 45,693 2,966
Fairfax Financial Holdings Ltd. ............................................. 4,638 6,581

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
National Bank of Canada ................................................. 40,485 $ 4,012
Royal Bank of Canada ................................................... 24,564 3,091
Sprott, Inc. ........................................................... 38,509 1,698
Trisura Group Ltd. (a) .................................................... 55,921 1,610
19,958
Industrials (0.6%):
Calian Group Ltd. ...................................................... 44,138 1,529
Element Fleet Management Corp. ........................................... 263,583 5,592
Finning International, Inc. ................................................. 61,542 1,679
Hammond Power Solutions, Inc. ............................................ 21,033 2,134
MDA Space Ltd. (a) ..................................................... 154,857 2,977
Russel Metals, Inc. ...................................................... 52,377 1,720
Savaria Corp. .......................................................... 65,961 999
16,630
Information Technology (0.2%):
Celestica, Inc. (a) ....................................................... 31,273 2,689
Shopify, Inc. , Class A (a) .................................................. 15,420 1,782
4,471
Materials (0.5%):
Alamos Gold, Inc. ...................................................... 36,365 691
Barrick Gold Corp. ...................................................... 170,459 2,986
Dundee Precious Metals, Inc. .............................................. 283,234 2,654
Lundin Mining Corp. .................................................... 359,468 3,528
Teck Resources Ltd. , Class B .............................................. 74,372 3,473
13,332
66,071
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 1,332,655 2,806
China (2.1%):
Communication Services (0.7%):
Baidu, Inc. , Class SW (a) .................................................. 314,304 3,337
Kuaishou Technology , Class W (a) (d) ......................................... 278,800 1,748
Tencent Holdings Ltd. ................................................... 249,800 12,901
17,986
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. , Class W ........................................ 196,337 2,144
BYD Co. Ltd. ......................................................... 66,500 2,194
Fuyao Glass Industry Group Co. Ltd. , Class H (d) ................................ 416,400 2,803
Meituan , Class W (a) (d) ................................................... 181,000 3,818
MINISO Group Holding Ltd. , ADR (b) ........................................ 110,298 2,207
Trip.com Group Ltd. (a) ................................................... 38,650 2,512
15,678
Consumer Staples (0.2%):
China Mengniu Dairy Co. Ltd. ............................................. 666,778 1,469
Giant Biogene Holding Co. Ltd. (d) .......................................... 534,800 3,455
4,924
Financials (0.4%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,656,000 1,832
Bank of China Ltd. , Class H ............................................... 5,163,000 2,407
China Construction Bank Corp. , Class H ...................................... 2,991,000 2,261
PICC Property & Casualty Co. Ltd. , Class H ................................... 2,004,000 3,043
9,543

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(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Industrials (0.1%):
Sinotruk Hong Kong Ltd. ................................................. 760,000 $ 2,110
Materials (0.1%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 575,000 1,507
Zijin Mining Group Co. Ltd. , Class H ........................................ 1,050,000 2,035
3,542
53,783
Denmark (3.0%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 123,738 19,969
Financials (0.0%):(c)
Jyske Bank A/S , Registered Shares .......................................... 13,059 921
Health Care (2.1%):
Novo Nordisk A/S , Class B ................................................ 499,557 53,546
Industrials (0.1%):
INVISIO AB .......................................................... 85,274 2,208
76,644
Finland (0.3%):
Consumer Discretionary (0.1%):
Harvia Oyj ........................................................... 45,562 2,107
Marimekko Oyj ........................................................ 72,030 927
3,034
Health Care (0.1%):
Revenio Group Oyj ..................................................... 55,069 1,583
Information Technology (0.1%):
Nokia Oyj ............................................................ 769,198 3,231
7,848
France (7.9%):
Communication Services (0.4%):
Orange SA (b) ......................................................... 420,198 4,478
Publicis Groupe SA ..................................................... 46,942 5,098
9,576
Consumer Discretionary (1.4%):
Accor SA ............................................................ 16,916 781
La Francaise des Jeux SACA (d) ............................................ 350,068 13,842
LVMH Moet Hennessy Louis Vuitton SE ...................................... 22,880 14,341
Renault SA ........................................................... 104,219 4,472
Trigano SA ........................................................... 13,740 1,730
Valeo SE ............................................................. 143,845 1,198
36,364
Consumer Staples (1.0%):
Carrefour SA .......................................................... 226,847 3,454
L'Oreal SA ........................................................... 59,370 20,655
24,109
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 42,107 6,130
Technip Energies NV .................................................... 177,147 4,359
TotalEnergies SE ....................................................... 117,872 6,850
17,339
Financials (0.8%):
AXA SA ............................................................. 204,345 7,121
BNP Paribas SA ........................................................ 112,122 6,701

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Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Societe Generale SA ..................................................... 203,018 $ 5,382
19,204
Health Care (0.2%):
BioMerieux ........................................................... 16,549 1,730
EssilorLuxottica SA (a) ................................................... 8,219 1,997
Ipsen SA ............................................................. 16,792 1,942
5,669
Industrials (2.0%):
Cie de Saint-Gobain SA .................................................. 85,262 7,784
Eiffage SA ............................................................ 19,120 1,726
Rexel SA ............................................................. 621,365 16,059
Safran SA ............................................................ 102,811 23,987
SPIE SA ............................................................. 40,041 1,262
50,818
Information Technology (0.4%):
Capgemini SE ......................................................... 58,278 9,367
Materials (0.6%):
Arkema SA ........................................................... 199,535 15,830
Real Estate (0.1%):
Klepierre SA .......................................................... 91,038 2,751
Utilities (0.3%):
Engie SA ............................................................. 447,367 7,131
198,158
Germany (7.2%):
Communication Services (0.7%):
CTS Eventim AG & Co. KGaA ............................................. 116,564 10,315
Deutsche Telekom AG ................................................... 202,690 6,483
16,798
Consumer Discretionary (0.6%):
Continental AG ........................................................ 32,391 2,131
Mercedes-Benz Group AG ................................................ 28,067 1,578
Volkswagen AG , Preference Shares .......................................... 125,524 10,759
14,468
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 57,188 4,882
Financials (1.5%):
Allianz SE , Registered Shares .............................................. 106,239 32,883
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 7,068 3,698
36,581
Health Care (0.1%):
Fresenius SE & Co. KGaA (a) .............................................. 108,270 3,811
Industrials (1.5%):
Amadeus Fire AG ...................................................... 19,639 1,608
Bilfinger SE ........................................................... 30,609 1,413
Daimler Truck Holding AG ................................................ 103,360 3,917
GEA Group AG ........................................................ 57,155 2,862
Siemens AG , Registered Shares ............................................. 143,904 27,951
37,751
Information Technology (1.5%):
Atoss Software SE ...................................................... 14,347 1,886
CANCOM SE ......................................................... 45,264 1,127

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Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
SAP SE .............................................................. 151,696 $ 36,018
39,031
Materials (0.5%):
BASF SE ............................................................ 78,725 3,537
Evonik Industries AG .................................................... 238,609 4,386
Heidelberg Materials AG ................................................. 38,948 4,925
12,848
Utilities (0.6%):
RWE AG ............................................................. 446,124 15,049
181,219
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA ............................................... 333,089 2,351
Hong Kong (2.0%):
Consumer Staples (0.1%):
WH Group Ltd. (d) ...................................................... 3,483,582 2,777
Financials (1.0%):
AIA Group Ltd. ........................................................ 2,630,400 19,806
BOC Hong Kong Holdings Ltd. ............................................ 728,000 2,246
Prudential PLC ........................................................ 539,742 4,423
26,475
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 453,184 2,370
Real Estate (0.7%):
CK Asset Holdings Ltd. .................................................. 3,736,387 15,330
Sino Land Co. Ltd. (a) .................................................... 1,214,000 1,190
16,520
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 2,558,000 2,421
50,563
India (1.3%):
Consumer Discretionary (0.1%):
Tata Motors Ltd. ....................................................... 217,909 2,037
Consumer Staples (0.1%):
Varun Beverages Ltd. (a) .................................................. 232,847 1,712
Energy (0.1%):
Reliance Industries Ltd. .................................................. 172,548 2,648
Financials (0.5%):
Canara Bank .......................................................... 1,224,861 1,484
ICICI Bank Ltd. ........................................................ 283,506 4,362
Nippon Life India Asset Management Ltd. (d) ................................... 342,388 2,786
Power Finance Corp. Ltd. ................................................. 689,901 4,052
12,684
Health Care (0.1%):
Zydus Lifesciences Ltd. .................................................. 129,722 1,486
Information Technology (0.2%):
HCL Technologies Ltd. ................................................... 78,382 1,720
KPIT Technologies Ltd. .................................................. 119,233 1,937
3,657

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Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Materials (0.1%):
Hindalco Industries Ltd. (a) ................................................ 343,998 $ 2,679
National Aluminium Co. Ltd. .............................................. 303,781 874
3,553
Real Estate (0.0%):(c)
Oberoi Realty Ltd. ...................................................... 29,290 698
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 814,285 3,179
31,654
Indonesia (0.1%):
Energy (0.1%):
PT United Tractors Tbk .................................................. 999,400 1,689
Ireland (1.3%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (a) ............................................... 33,540 3,239
Consumer Staples (0.1%):
Glanbia PLC .......................................................... 132,254 2,047
Financials (0.3%):
AIB Group PLC ........................................................ 497,772 2,716
Bank of Ireland Group PLC ............................................... 497,640 4,362
7,078
Industrials (0.2%):
AerCap Holdings NV .................................................... 52,981 5,264
Materials (0.6%):
James Hardie Industries PLC (a) ............................................ 399,353 14,875
32,503
Israel (0.1%):
Information Technology (0.1%):
Nice Ltd. (a) ........................................................... 10,335 1,866
Italy (1.9%):
Consumer Discretionary (0.2%):
Brunello Cucinelli SpA ................................................... 7,947 787
Ferrari NV ............................................................ 4,006 1,745
PRADA SpA .......................................................... 367,200 2,530
5,062
Energy (0.2%):
Eni SpA ............................................................. 406,710 5,754
Financials (0.5%):
BPER Banca SPA ....................................................... 739,260 4,511
UniCredit SpA ......................................................... 215,901 8,292
12,803
Health Care (0.2%):
El.En. SpA ........................................................... 156,702 2,011
Recordati Industria Chimica e Farmaceutica SpA ................................ 56,090 3,056
5,067
Industrials (0.2%):
Carel Industries SpA (b) (d) ................................................ 69,379 1,377
Danieli & C Officine Meccaniche SpA (b) ...................................... 27,407 729
Leonardo SpA ......................................................... 126,973 3,419
5,525

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Information Technology (0.1%):
Reply SpA ............................................................ 3,403 $ 545
Sesa SpA ............................................................. 22,008 1,796
2,341
Materials (0.1%):
Cementir Holding NV ................................................... 157,826 1,841
Utilities (0.4%):
Enel SpA ............................................................. 289,770 2,086
Snam SpA ............................................................ 1,802,164 8,399
10,485
48,878
Japan (21.8%):
Communication Services (1.5%):
Capcom Co. Ltd. ....................................................... 535,400 12,576
Dentsu Group, Inc. ...................................................... 136,890 3,503
Hakuhodo DY Holdings, Inc. .............................................. 158,840 1,220
Kakaku.com, Inc. ....................................................... 751,400 12,614
Konami Group Corp. .................................................... 45,200 4,469
Nippon Television Holdings, Inc. ............................................ 121,685 2,000
Okinawa Cellular Telephone Co. ............................................ 65,400 1,911
38,293
Consumer Discretionary (3.0%):
Asics Corp. ........................................................... 199,700 4,035
Goldwin, Inc. .......................................................... 23,300 1,387
Honda Motor Co. Ltd. ................................................... 303,886 2,622
Isuzu Motors Ltd. ....................................................... 166,862 2,226
Koito Manufacturing Co. Ltd. .............................................. 157,570 2,053
Kura Sushi, Inc. ........................................................ 71,700 1,865
Nikon Corp. ........................................................... 106,500 1,262
Nissan Motor Co. Ltd. (b) ................................................. 741,982 1,790
Rinnai Corp. .......................................................... 141,526 3,020
Sega Sammy Holdings, Inc. ............................................... 79,860 1,405
Shoei Co. Ltd. ......................................................... 116,400 1,925
Sony Group Corp. ...................................................... 95,700 1,921
Stanley Electric Co. Ltd. .................................................. 86,201 1,453
Subaru Corp. .......................................................... 148,601 2,385
Sumitomo Electric Industries Ltd. ........................................... 194,700 3,759
Sumitomo Rubber Industries Ltd. ........................................... 146,751 1,619
Suzuki Motor Corp. ..................................................... 234,400 2,493
Tama Home Co. Ltd. (b) .................................................. 74,700 1,831
Toyota Motor Corp. ..................................................... 1,507,100 25,754
ZOZO, Inc. ........................................................... 359,000 11,330
76,135
Consumer Staples (1.1%):
Asahi Group Holdings Ltd. ................................................ 225,200 2,457
Create SD Holdings Co. Ltd. ............................................... 85,700 1,647
Daikokutenbussan Co. Ltd. ................................................ 32,100 2,192
Kirin Holdings Co. Ltd. .................................................. 74,977 1,048
Milbon Co. Ltd. ........................................................ 57,300 1,339
Toyo Suisan Kaisha Ltd. .................................................. 248,900 17,488
Tsuruha Holdings, Inc. ................................................... 29,941 1,660
27,831
Energy (0.0%):(c)
Iwatani Corp. .......................................................... 50,400 626
Financials (3.3%):
Dai-ichi Life Holdings, Inc. ............................................... 99,854 2,707
Japan Post Insurance Co. Ltd. .............................................. 126,710 2,657

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Mizuho Financial Group, Inc. .............................................. 971,650 $ 24,536
MS&AD Insurance Group Holdings, Inc. ...................................... 29,348 657
ORIX Corp. ........................................................... 123,900 2,789
Resona Holdings, Inc. .................................................... 415,422 3,475
Sumitomo Mitsui Financial Group, Inc. ....................................... 251,640 6,211
Sumitomo Mitsui Trust Group, Inc. .......................................... 199,510 5,003
T&D Holdings, Inc. ..................................................... 289,055 5,480
The Chiba Bank Ltd. .................................................... 156,000 1,305
Tokio Marine Holdings, Inc. ............................................... 726,700 27,100
81,920
Health Care (2.1%):
Alfresa Holdings Corp. ................................................... 88,039 1,274
Eisai Co. Ltd. .......................................................... 17,307 537
Fukuda Denshi Co. Ltd. .................................................. 39,200 1,900
Hoya Corp. ........................................................... 151,700 19,613
Jeol Ltd. ............................................................. 37,000 1,297
Nakanishi, Inc. ......................................................... 98,000 1,519
Ono Pharmaceutical Co. Ltd. .............................................. 112,584 1,294
Otsuka Holdings Co. Ltd. ................................................. 62,800 3,649
Santen Pharmaceutical Co. Ltd. ............................................. 144,100 1,660
Shionogi & Co. Ltd. ..................................................... 1,021,046 14,485
Takara Bio, Inc. ........................................................ 169,700 1,170
Takeda Pharmaceutical Co. Ltd. ............................................ 88,063 2,401
Terumo Corp. ......................................................... 93,100 1,902
52,701
Industrials (5.8%):
Aeon Delight Co. Ltd. ................................................... 66,800 1,976
AIT Corp. ............................................................ 108,500 1,268
Amada Co. Ltd. ........................................................ 173,460 1,673
AZ-COM MARUWA Holdings, Inc. ......................................... 144,100 984
Central Japan Railway Co. ................................................ 108,700 2,239
Creek & River Co. Ltd. ................................................... 114,600 1,213
Fuji Corp. ............................................................ 92,500 1,345
Fuji Electric Co. Ltd. .................................................... 330,800 18,694
Fujikura Ltd. .......................................................... 32,100 1,146
Fujitec Co. Ltd. ........................................................ 58,000 2,279
FULLCAST Holdings Co. Ltd. ............................................. 129,800 1,263
Hino Motors Ltd. (a) ..................................................... 217,323 577
Hitachi Ltd. ........................................................... 160,300 4,040
Hosokawa Micron Corp. .................................................. 52,500 1,358
ITOCHU Corp. ........................................................ 111,000 5,493
JAC Recruitment Co. Ltd. ................................................. 397,600 1,840
Japan Airlines Co. Ltd. ................................................... 87,601 1,458
JGC Holdings Corp. ..................................................... 145,742 1,264
Kamigumi Co. Ltd. ..................................................... 71,800 1,619
Kinden Corp. .......................................................... 79,900 1,649
Komatsu Ltd. .......................................................... 103,700 2,808
Kubota Corp. .......................................................... 329,920 4,136
Makita Corp. .......................................................... 39,448 1,239
MISUMI Group, Inc. .................................................... 565,300 9,202
Mitsubishi Heavy Industries Ltd. ............................................ 1,664,500 24,509
Nichias Corp. .......................................................... 35,100 1,363
Nippon Yusen KK ...................................................... 429,000 13,755
Nitto Kogyo Corp. ...................................................... 65,600 1,235
Persol Holdings Co. Ltd. .................................................. 1,094,240 1,689
Sanwa Holdings Corp. ................................................... 688,700 20,803
Sanyo Denki Co. Ltd. .................................................... 25,800 1,430
Sumitomo Heavy Industries Ltd. ............................................ 62,512 1,326
Takasago Thermal Engineering Co. Ltd. ....................................... 29,900 1,192
Teikoku Electric Manufacturing Co. Ltd. ...................................... 88,200 1,641
THK Co. Ltd. ......................................................... 60,285 1,459

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
TKC Corp. ........................................................... 63,600 $ 1,642
Tsurumi Manufacturing Co. Ltd. ............................................ 67,600 1,618
Yamato Holdings Co. Ltd. ................................................. 162,920 1,884
146,309
Information Technology (3.4%):
Alps Alpine Co. Ltd. .................................................... 107,741 1,113
Amano Corp. .......................................................... 40,300 1,151
Anritsu Corp. .......................................................... 200,100 1,539
Argo Graphics, Inc. ..................................................... 34,600 1,156
Avant Group Corp. ...................................................... 115,000 1,628
Canon, Inc. ........................................................... 61,300 1,997
Dexerials Corp. ........................................................ 115,800 1,880
Disco Corp. ........................................................... 53,000 14,485
DTS Corp. ............................................................ 67,000 1,867
Elecom Co. Ltd. ........................................................ 124,900 1,200
Fujitsu Ltd. ........................................................... 842,400 16,186
Future Corp. .......................................................... 134,900 1,704
Horiba Ltd. ........................................................... 34,700 1,991
NEC Corp. ........................................................... 54,900 4,694
NSD Co. Ltd. .......................................................... 54,600 1,255
Optex Group Co. Ltd. .................................................... 146,300 1,844
Oracle Corp. .......................................................... 161,800 16,593
Riken Keiki Co. Ltd. .................................................... 62,400 1,570
Rohm Co. Ltd. ......................................................... 257,120 2,411
Tokyo Electron Ltd. ..................................................... 10,700 1,678
Tokyo Seimitsu Co. Ltd. .................................................. 39,800 1,931
Ulvac, Inc. ............................................................ 24,500 1,011
Yokogawa Electric Corp. ................................................. 147,800 3,303
84,187
Materials (0.7%):
Fujimi, Inc. ........................................................... 80,100 1,266
Fuso Chemical Co. Ltd. .................................................. 56,200 1,278
Mitsubishi Gas Chemical Co., Inc. ........................................... 91,430 1,726
Nippon Steel Corp. ...................................................... 141,700 2,903
PILLAR Corp. ......................................................... 52,900 1,537
Sumitomo Bakelite Co. Ltd. ............................................... 61,500 1,501
Taiheiyo Cement Corp. ................................................... 51,427 1,312
Toagosei Co. Ltd. ....................................................... 174,800 1,779
Tokyo Ohka Kogyo Co. Ltd. ............................................... 63,700 1,529
Tosoh Corp. ........................................................... 194,000 2,678
17,509
Real Estate (0.7%):
Daiwa House Industry Co. Ltd. ............................................. 98,600 3,105
Mitsubishi Estate Co. Ltd. ................................................. 134,598 1,907
Sumitomo Realty & Development Co. Ltd. .................................... 362,800 11,257
16,269
Utilities (0.2%):
Tohoku Electric Power Co., Inc. ............................................ 67,300 547
Tokyo Gas Co. Ltd. ..................................................... 181,800 5,481
6,028
547,808
Jordan (0.1%):
Health Care (0.1%):
Hikma Pharmaceuticals PLC ............................................... 115,131 2,819
Luxembourg (0.1%):
Communication Services (0.0%):(c)
RTL Group SA (b) ...................................................... 31,420 809

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Energy (0.1%):
Tenaris SA ............................................................ 129,010 $ 2,475
3,284
Malaysia (0.1%):
Industrials (0.1%):
Frencken Group Ltd. .................................................... 1,707,200 1,509
Mexico (0.5%):
Communication Services (0.1%):
America Movil SAB de CV , ADR ........................................... 154,504 2,291
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 194,977 1,654
Energy (0.2%):
Vista Energy SAB de CV , ADR (a) ........................................... 82,417 4,387
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,309,019 1,665
Materials (0.0%):(c)
Fresnillo PLC ......................................................... 191,975 1,577
11,574
Netherlands (4.9%):
Communication Services (0.8%):
Koninklijke KPN NV .................................................... 4,849,262 18,796
VEON Ltd. , ADR (a) ..................................................... 22,561 766
19,562
Consumer Discretionary (0.1%):
Prosus NV (a) .......................................................... 81,799 3,329
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 80,148 2,766
Financials (1.6%):
ABN AMRO Bank NV , Class CV (d) ......................................... 234,697 3,638
Euronext NV (d) ........................................................ 32,653 3,643
ING Groep NV ........................................................ 1,647,078 25,423
NN Group NV ......................................................... 145,939 6,772
39,476
Health Care (0.2%):
Koninklijke Philips NV (a) ................................................ 185,572 5,075
Industrials (1.0%):
Randstad NV .......................................................... 66,015 2,898
Wolters Kluwer NV ..................................................... 127,332 21,248
24,146
Information Technology (1.1%):
ASM International NV ................................................... 24,890 13,393
ASML Holding NV ..................................................... 21,056 14,386
BE Semiconductor Industries NV ........................................... 6,228 741
28,520
122,874
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 438,432 9,882

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Norway (0.3%):
Energy (0.3%):
Aker BP ASA (b) ....................................................... 212,017 $ 4,363
Equinor ASA .......................................................... 58,179 1,411
TGS ASA ............................................................ 189,795 1,861
7,635
Materials (0.0%):(c)
Norsk Hydro ASA ...................................................... 62,301 387
8,022
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 123,849 2,036
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC ........................................................ 520,539 1,693
Russian Federation (0.0%):(c)
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 177,615 —
Energy (0.0%):
Gazprom PJSC , ADR (a) (e) (f) .............................................. 153,287 —
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 34,917 —
—
Financials (0.0%):(c)
Sberbank of Russia PJSC (a) (e) (f) ........................................... 564,350 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 505,824 — (g)
— (g)
— (g)
Saudi Arabia (0.1%):
Financials (0.1%):
Saudi Awwal Bank ...................................................... 223,263 1,843
Singapore (0.5%):
Consumer Staples (0.1%):
Sheng Siong Group Ltd. .................................................. 1,447,800 1,784
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 97,330 3,089
iFAST Corp. Ltd. ....................................................... 312,000 1,734
4,823
Health Care (0.1%):
Raffles Medical Group Ltd. ................................................ 2,182,700 1,419
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 917,200 3,579
11,605
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 442,536 1,986
Financials (0.2%):
Investec PLC .......................................................... 239,964 1,744
Old Mutual Ltd. ........................................................ 2,270,075 1,604
Sanlam Ltd. ........................................................... 342,776 1,679
5,027
7,013

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Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
South Korea (1.5%):
Communication Services (0.2%):
KT Corp. ............................................................. 108,956 $ 3,829
Consumer Discretionary (0.3%):
Coway Co. Ltd. ........................................................ 34,769 1,648
Hankook Tire & Technology Co. Ltd. ........................................ 29,989 813
Hyundai Mobis Co. Ltd. .................................................. 17,602 3,032
Kia Corp. ............................................................ 24,865 1,665
7,158
Financials (0.6%):
DB Insurance Co. Ltd. ................................................... 31,563 2,477
Hana Financial Group, Inc. ................................................ 74,966 3,362
KB Financial Group, Inc. ................................................. 64,860 4,480
Shinhan Financial Group Co. Ltd. ........................................... 136,485 5,231
15,550
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 13,104 2,948
Hanwha Industrial Solutions Co. Ltd. (a) ....................................... 10,684 256
HD Hyundai Electric Co. Ltd. .............................................. 2,807 713
Samsung E&A Co. Ltd. (a) ................................................ 130,367 1,683
5,600
Information Technology (0.2%):
Samsung Electronics Co. Ltd. .............................................. 69,272 2,725
SK Hynix, Inc. ......................................................... 22,890 2,673
5,398
37,535
Spain (2.3%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 88,836 4,902
Energy (0.0%):(c)
Repsol SA ............................................................ 108,142 1,354
Financials (1.3%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 2,619,784 24,743
Banco Santander SA ..................................................... 896,703 4,139
Bankinter SA .......................................................... 334,507 2,646
31,528
Health Care (0.1%):
Laboratorios Farmaceuticos Rovi SA ......................................... 24,954 1,700
Industrials (0.6%):
Aena SME SA (d) ....................................................... 67,594 14,637
Fluidra SA ............................................................ 37,240 973
15,610
Real Estate (0.0%):(c)
Merlin Properties Socimi SA (b) ............................................ 59,373 651
Utilities (0.1%):
Iberdrola SA .......................................................... 184,161 2,626
58,371
Sweden (1.9%):
Consumer Discretionary (0.1%):
Evolution AB (d) ....................................................... 20,802 1,816
Consumer Staples (0.2%):
AAK AB ............................................................. 26,935 730

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Axfood AB ........................................................... 29,556 $ 634
Essity AB , Class B ...................................................... 129,637 3,573
4,937
Financials (0.1%):
Swedbank AB , Class A ................................................... 96,806 1,897
Health Care (0.2%):
BioGaia AB , B Shares ................................................... 188,899 1,858
Camurus AB (a) ........................................................ 29,073 1,522
Sectra AB , Class B (a) .................................................... 57,691 1,509
4,889
Industrials (1.1%):
Atlas Copco AB , Class B ................................................. 1,483,233 20,985
Munters Group AB (d) .................................................... 43,249 689
SKF AB , B Shares ...................................................... 147,956 2,846
Volvo AB , Class B ...................................................... 98,936 2,466
26,986
Information Technology (0.2%):
HMS Networks AB ..................................................... 27,943 1,001
Mycronic AB .......................................................... 33,120 1,176
Telefonaktiebolaget LM Ericsson , Class B ..................................... 507,913 4,128
6,305
46,830
Switzerland (8.4%):
Consumer Discretionary (0.1%):
The Swatch Group AG , Class BR (b) ......................................... 16,356 2,981
Consumer Staples (1.6%):
Coca-Cola HBC AG ..................................................... 538,371 19,213
Nestle SA , Registered Shares .............................................. 246,722 21,429
40,642
Financials (1.8%):
Partners Group Holding AG ............................................... 9,588 13,936
UBS Group AG ........................................................ 842,768 27,258
Zurich Insurance Group AG ............................................... 6,637 4,213
45,407
Health Care (3.6%):
Galenica AG (d) ........................................................ 9,542 831
Novartis AG , Registered Shares ............................................. 472,391 50,091
Roche Holding AG ...................................................... 116,716 33,918
Sandoz Group AG ...................................................... 95,220 4,352
Siegfried Holding AG , Registered Shares ...................................... 723 915
90,107
Industrials (0.6%):
ABB Ltd. , Registered Shares ............................................... 56,502 3,226
Adecco Group AG ...................................................... 74,139 1,980
Belimo Holding AG , Class R .............................................. 1,109 744
Burckhardt Compression Holding AG ........................................ 3,151 2,364
Flughafen Zurich AG , Registered Shares ...................................... 2,747 654
Huber + Suhner AG , Registered Shares ....................................... 22,772 1,946
Interroll Holding AG , Class R .............................................. 562 1,387
Kardex Holding AG , Registered Shares ....................................... 4,905 1,526
Zehnder Group AG , Registered Shares ........................................ 26,839 1,406
15,233
Information Technology (0.3%):
Comet Holding AG , Class R ............................................... 4,109 1,305

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Inficon Holding AG , Registered Shares ....................................... 1,146 $ 1,335
Landis+Gyr Group AG ................................................... 14,679 1,067
Logitech International SA , Class R .......................................... 18,452 1,500
Sensirion Holding AG (a) (d) ............................................... 19,117 1,224
6,431
Materials (0.4%):
Clariant AG , Registered Shares ............................................. 162,492 1,963
Glencore PLC ......................................................... 435,787 2,110
Holcim AG ........................................................... 55,445 5,652
9,725
210,526
Taiwan (1.2%):
Financials (0.0%):(c)
CTBC Financial Holding Co. Ltd. ........................................... 1,602,000 1,851
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 76,000 2,023
Information Technology (1.1%):
ASPEED Technology, Inc. ................................................ 6,000 765
Catcher Technology Co. Ltd. ............................................... 75,140 457
Elite Material Co. Ltd. ................................................... 180,000 2,620
MediaTek, Inc. ......................................................... 52,000 2,042
Quanta Computer, Inc. ................................................... 243,000 2,210
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 528,000 16,458
Wiwynn Corp. ......................................................... 40,000 2,414
26,966
30,840
Thailand (0.4%):
Communication Services (0.1%):
Advanced Info Service PCL, NVDR ......................................... 207,500 1,727
Financials (0.2%):
Kasikornbank PCL ...................................................... 1,096,833 4,820
Health Care (0.1%):
Bumrungrad Hospital PCL, NVDR .......................................... 393,700 2,393
8,940
United Arab Emirates (0.2%):
Real Estate (0.2%):
Emaar Development PJSC ................................................ 1,894,927 5,865
United Kingdom (14.3%):
Communication Services (0.7%):
BT Group PLC ........................................................ 1,871,138 3,794
Informa PLC .......................................................... 313,091 3,415
MONY Group PLC ..................................................... 497,349 1,240
Next 15 Group PLC ..................................................... 163,189 888
Rightmove PLC ........................................................ 113,462 933
Team Internet Group PLC ................................................. 1,135,318 1,171
WPP PLC ............................................................ 421,076 4,605
16,046
Consumer Discretionary (1.3%):
Birkenstock Holding PLC (a) ............................................... 30,529 1,577
Burberry Group PLC .................................................... 156,440 1,790
Greggs PLC ........................................................... 320,687 11,033
Inchcape PLC ......................................................... 65,733 644
Kingfisher PLC ........................................................ 729,914 2,302

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Next PLC ............................................................ 112,122 $ 14,397
31,743
Consumer Staples (3.3%):
British American Tobacco PLC ............................................. 234,865 8,918
Coca-Cola Europacific Partners PLC ......................................... 27,313 2,119
Cranswick PLC ........................................................ 13,849 874
Imperial Brands PLC .................................................... 719,391 23,524
J Sainsbury PLC ....................................................... 400,559 1,332
Marks & Spencer Group PLC .............................................. 954,749 4,653
Reckitt Benckiser Group PLC .............................................. 73,203 4,540
Tate & Lyle PLC ....................................................... 194,275 1,821
Tesco PLC ............................................................ 798,065 3,722
Unilever PLC ......................................................... 522,930 31,308
82,811
Energy (2.3%):
BP PLC .............................................................. 3,299,426 16,154
Harbour Energy PLC .................................................... 404,126 1,333
Shell PLC ............................................................ 1,173,312 37,700
Subsea 7 SA .......................................................... 109,118 1,729
56,916
Financials (2.9%):
3i Group PLC ......................................................... 120,873 5,711
Barclays PLC ......................................................... 8,555,822 28,673
H&T Group PLC (b) ..................................................... 304,858 1,395
HSBC Holdings PLC .................................................... 1,945,274 18,125
IG Group Holdings PLC .................................................. 73,587 897
IntegraFin Holdings PLC ................................................. 424,559 2,125
Intermediate Capital Group PLC ............................................ 25,201 679
Legal & General Group PLC ............................................... 1,413,818 3,984
Standard Chartered PLC .................................................. 970,629 11,997
73,586
Health Care (0.5%):
Advanced Medical Solutions Group PLC ...................................... 434,508 1,178
AstraZeneca PLC ....................................................... 14,808 2,004
GSK PLC ............................................................ 543,254 9,227
12,409
Industrials (1.2%):
Ashtead Technology Holdings PLC .......................................... 270,912 1,899
Babcock International Group PLC ........................................... 169,304 1,107
Chemring Group PLC .................................................... 389,255 1,756
Clarkson PLC ......................................................... 46,942 2,378
easyJet PLC ........................................................... 845,396 5,948
Howden Joinery Group PLC ............................................... 66,852 695
IMI PLC ............................................................. 68,154 1,579
Judges Scientific PLC .................................................... 11,712 1,251
Mitie Group PLC ....................................................... 1,377,119 1,910
RELX PLC ........................................................... 41,169 1,940
Rolls-Royce Holdings PLC (a) .............................................. 477,739 3,398
Rotork PLC ........................................................... 421,873 1,785
RWS Holdings PLC ..................................................... 574,281 1,125
SThree PLC ........................................................... 359,790 1,639
The Weir Group PLC .................................................... 32,709 925
Volution Group PLC ..................................................... 163,984 1,161
30,496
Information Technology (0.2%):
Kainos Group PLC ...................................................... 165,215 1,632
Oxford Instruments PLC .................................................. 34,073 895

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC , ADR ..................................
1/15/2016
556
Security Description Shares
Value
(000)
The Sage Group PLC .................................................... 177,436 $ 2,962
5,489
Materials (1.1%):
Anglo American PLC .................................................... 75,118 2,412
Endeavour Mining PLC .................................................. 48,590 967
Ibstock PLC (d) ........................................................ 865,151 2,053
Mondi PLC ........................................................... 183,301 2,776
Rio Tinto PLC ......................................................... 311,796 19,600
27,808
Real Estate (0.2%):
Land Securities Group PLC ............................................... 280,529 2,151
The British Land Co. PLC ................................................ 750,051 3,710
5,861
Utilities (0.6%):
Centrica PLC .......................................................... 6,564,306 10,644
Drax Group PLC ....................................................... 318,389 2,704
National Grid PLC (a) .................................................... 156,990 1,981
15,329
358,494
Total Common Stocks (Cost $1,889,455) 2,457,569
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares Core MSCI EAFE ETF ............................................. 61,106 4,500
iShares Core MSCI Emerging Markets ETF .................................... 15,131 822
iShares MSCI EAFE Small-Cap ETF ......................................... 71,317 4,563
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 2,280 274
10,159
Total Exchange-Traded Funds (Cost $9,844) 10,159
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .55% (h) ........ 4,965,018 4,965
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .57% (h) ............ 4,965,018 4,965
Invesco Government & Agency Portfolio, Institutional Shares , 4 .57% (h) ............... 4,965,018 4,965
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .58% (h) . 4,965,018 4,965
Total Collateral for Securities Loaned (Cost $19,860) 19,860
Total Investments (Cost $1,919,159) — 99.1% 2,487,588
Other assets in excess of liabilities — 0.9% 22,038
NET ASSETS - 100.00% $ 2,509,626
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$73,910 (thousands) and amounted to 2.9% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2024 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2024.

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on November 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.1%)
New York (98.1%):
Albany Capital Resource Corp. Revenue , 5 .00% , 6/1/49 , Continuously Callable @100 ..... $ 1,500 $ 962
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,040
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 878
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,521
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 958
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 901
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 458
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 998
Series A , 5 .00% , 6/1/35 , Continuously Callable @103 ......................... 1,000 1,026
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 704
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 504
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 880
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 2,008
5 .00% , 11/1/47 ..................................................... 2,000 2,313
5 .00% , 6/1/48 , Continuously Callable @102 ............................... 2,000 1,998
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 496
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 500
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250 261
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 507
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,715 1,549
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,695
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 2,040
City of New York, GO
Series B-1 , 5 .25% , 10/1/47 , Continuously Callable @100 ...................... 500 554
Series B-3 , 2 .00% , 10/1/46 , Continuously Callable @100 (b) .................... 1,045 1,045
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 608
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,000 2,018
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,985
Series B , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,750 1,638
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 306
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 2,009
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 792
Metropolitan Transportation Authority Revenue
Series A1 , 5 .25% , 11/15/56 , Continuously Callable @100 ...................... 1,000 1,014
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 947
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 3,000 3,039
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 2,000 1,961
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 2,000 1,892
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,513
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 922
5 .00% , 6/1/59 , Continuously Callable @100 (a) ............................. 1,000 1,004
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,001
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 500 501
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,040
New York City Housing Development Corp. Revenue , 4 .20% , 11/1/58 , Continuously Callable
@100 ........................................................... 2,990 2,926

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 2 .25% , 10/1/29 ............................................... $ 720 $ 687
New York City Municipal Water Finance Authority Revenue , Series DD , 2 .00% , 6/15/33 ,
Continuously Callable @100 (b) ........................................ 540 540
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 2,028
New York City Transitional Finance Authority Future Tax Secured Revenue , Series D-1 ,
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 2,000 2,181
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 503
Series B , 11/15/37 (c) ................................................ 1,000 568
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series B , 11/15/48 (c) ................................... 2,000 698
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,380
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 1,000 1,000
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 274
New York State Dormitory Authority Revenue
5 .00% , 12/1/37 , Continuously Callable @100 (a) ............................. 1,300 1,275
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 2,700 2,449
5 .75% , 7/1/43 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 590
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 686
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 969
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,003
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,984
Series A , 5 .00% , 5/1/43 , Continuously Callable @100 ......................... 1,000 1,008
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 2,004
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,264
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 750
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,493
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 472
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,076
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 852
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 3,051
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1 , 5 .50% , 7/1/40 ............................................... 2,000 2,384
Series A , 5 .50% , 5/15/30 ............................................. 3,275 3,755
New York State Housing Finance Agency Revenue , Series C-1 , 4 .75% , 11/1/53 , Continuously
Callable @100 ..................................................... 1,100 1,124
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 2 .45% , 8/1/50 , Continuously Callable @100 (a) (b) ....................... 299 299
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 976
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 996
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .50% , 12/31/54 , Continuously Callable @100 ......... 1,000 1,012
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 677
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 904
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,116
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 817
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 1,001
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,790
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,082
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 498
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... 1,185 1,066
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... 250 250

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... $ 750 $ 793
The Trust for Cultural Resources of The City of New York Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 988
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,375
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,992
Series A-1 , 4 .00% , 11/15/54 , Continuously Callable @100 ..................... 1,000 1,004
Series B , 11/15/32 (c) ................................................ 1,000 774
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,017
Westchester County Healthcare Corp. Revenue , Series B , 6 .00% , 11/1/30 , Continuously
Callable @100 ..................................................... 115 115
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @104 ............................... 815 839
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 1,000 977
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 1,007
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 1,017
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 510
120,353
Total Municipal Bonds (Cost $123,696)
a
a
a
120,353
Total Investments (Cost $123,696) — 98.1% 120,353
Other assets in excess of liabilities —  1.9% 2,357
NET ASSETS - 100.00% $ 122,710
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$6,288 (thousands) and amounted to 5.1% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (10.7%):
Materials (10.7%):
Evolution Mining Ltd. ................................................... 413,471 $ 1,364
Gold Road Resources Ltd. (a) .............................................. 1,928,577 2,345
Northern Star Resources Ltd. (a) ............................................ 2,319,007 26,479
OceanaGold Corp. ...................................................... 2,084,516 6,582
Perseus Mining Ltd. ..................................................... 6,025,750 10,374
Ramelius Resources Ltd. (a) ............................................... 3,971,068 5,438
Regis Resources Ltd. (a) .................................................. 1,139,040 1,901
West African Resources Ltd. (a) ............................................. 1,930,796 1,907
Westgold Resources Ltd. (a) ................................................ 1,058,664 1,981
58,371
Canada (56.1%):
Materials (56.1%):
Agnico Eagle Mines Ltd. ................................................. 814,395 68,682
Alamos Gold, Inc. ...................................................... 1,223,003 23,247
B2Gold Corp. ......................................................... 4,814,038 14,030
Barrick Gold Corp. ...................................................... 2,910,650 50,907
Centerra Gold, Inc. ...................................................... 1,251,823 7,556
Culico Metals, Inc. (a) .................................................... 125,831 11
Dundee Precious Metals, Inc. .............................................. 1,726,585 16,182
Franco-Nevada Corp. .................................................... 154,818 18,960
Kinross Gold Corp. ..................................................... 2,506,049 24,334
Lundin Gold, Inc. ....................................................... 441,799 10,276
Nautilus Minerals, Inc. (a) (b) ............................................... 5,757,622 — (c)
New Gold, Inc. (a) ...................................................... 1,183,000 3,296
Osisko Gold Royalties Ltd. (a) .............................................. 169,643 3,294
Torex Gold Resources, Inc. (a) .............................................. 914,986 19,412
Wesdome Gold Mines Ltd. (a) .............................................. 237,090 2,071
Wheaton Precious Metals Corp. ............................................. 672,618 41,859
304,117
China (4.1%):
Materials (4.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 11,632,000 22,338
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC (a) (b) (d) .................................................... 62,088 —
South Africa (8.9%):
Materials (8.9%):
Gold Fields Ltd. , ADR ................................................... 2,125,451 30,798
Harmony Gold Mining Co. Ltd. ............................................. 1,888,885 17,304
48,102
United Kingdom (7.2%):
Materials (7.2%):
Anglogold Ashanti PLC .................................................. 258,702 6,452
Anglogold Ashanti PLC (Johannesburg Stock Exchange) ........................... 789,128 19,813
Endeavour Mining PLC .................................................. 628,803 12,519
38,784
United States (12.7%):
Materials (12.7%):
Newmont Corp. ........................................................ 1,028,304 43,127

Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Security Description Shares
Value
(000)
Royal Gold, Inc. ........................................................ 178,962 $ 26,175
69,302
Total Common Stocks (Cost $314,049) 541,014
Total Investments (Cost $314,049) — 99.7% 541,014
Other assets in excess of liabilities — 0.3% 1,393
NET ASSETS - 100.00% $ 542,407
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of November 30, 2024.
(c) Rounds to less than $1 thousand.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2024 (amounts
in thousands):
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.5%)
Australia (2.1%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 246,138 $ 10,913
Breville Group Ltd. (a) ................................................... 16,231 357
Lovisa Holdings Ltd. .................................................... 22,544 434
PWR Holdings Ltd. (a) ................................................... 57,235 323
12,027
Energy (0.0%):(b)
Woodside Energy Group Ltd. .............................................. 18,058 289
Financials (0.5%):
AUB Group Ltd. ....................................................... 2,637 57
Macquarie Group Ltd. ................................................... 31,752 4,801
National Australia Bank Ltd. ............................................... 46,165 1,181
QBE Insurance Group Ltd. (c) .............................................. 36,026 471
6,510
Health Care (0.4%):
CSL Ltd. ............................................................. 28,679 5,286
Industrials (0.1%):
Brambles Ltd. ......................................................... 38,469 479
Cleanaway Waste Management Ltd. (c) ........................................ 234,161 441
Johns Lyng Group Ltd. ................................................... 72,852 199
Qantas Airways Ltd. (c) ................................................... 94,840 544
1,663
Information Technology (0.0%):(b)
Technology One Ltd. .................................................... 17,623 348
Materials (0.2%):
Capricorn Metals Ltd. (c) .................................................. 63,815 271
Gold Road Resources Ltd. (c) .............................................. 271,302 331
Imdex Ltd. ............................................................ 452,042 757
Northern Star Resources Ltd. (c) ............................................ 50,457 579
Ramelius Resources Ltd. (c) ............................................... 412,835 568
Rio Tinto Ltd. ......................................................... 8,936 692
Westgold Resources Ltd. (c) ................................................ 161,414 302
3,500
Real Estate (0.1%):
Charter Hall Group ...................................................... 36,519 375
Goodman Group ....................................................... 24,713 614
989
30,612
Austria (0.4%):
Financials (0.4%):
BAWAG Group AG (d) ................................................... 60,614 4,811
Industrials (0.0%):(b)
ANDRITZ AG ......................................................... 6,973 390
5,201
Belgium (0.8%):
Information Technology (0.3%):
Melexis NV ........................................................... 68,020 4,089
Materials (0.5%):
Solvay SA , Class A ..................................................... 214,022 7,426
11,515

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Bermuda (0.2%):
Financials (0.2%):
Everest Group Ltd. ...................................................... 6,800 $ 2,635
Brazil (0.4%):
Communication Services (0.0%):(b)
TIM SA .............................................................. 194,900 513
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 85,700 293
Smartfit Escola de Ginastica e Danca SA ...................................... 86,700 263
Vibra Energia SA ....................................................... 117,648 403
959
Energy (0.1%):
Petroleo Brasileiro SA , ADR ............................................... 88,014 1,257
Financials (0.1%):
B3 SA - Brasil Bolsa Balcao ............................................... 327,300 504
Itau Unibanco Holding SA , ADR ............................................ 160,720 861
1,365
Industrials (0.1%):
Embraer SA , ADR (c) .................................................... 18,401 704
Marcopolo SA , Preference Shares ........................................... 204,720 292
996
Real Estate (0.0%):(b)
Multiplan Empreendimentos Imobiliarios SA ................................... 87,900 347
Utilities (0.0%):(b)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 31,200 482
CPFL Energia SA ....................................................... 48,800 265
747
6,184
Canada (2.8%):
Consumer Staples (0.6%):
George Weston Ltd. ..................................................... 51,031 8,204
Energy (0.3%):
Parex Resources, Inc. .................................................... 356,537 3,813
Pason Systems, Inc. ..................................................... 15,950 161
Trican Well Service Ltd. .................................................. 70,976 248
4,222
Financials (0.2%):
Fairfax Financial Holdings Ltd. ............................................. 1,800 2,554
Industrials (0.5%):
Bombardier, Inc. , Class B (c) ............................................... 98,144 6,784
MDA Space Ltd. (c) ..................................................... 26,630 512
Russel Metals, Inc. ...................................................... 7,912 260
7,556
Information Technology (0.6%):
Constellation Software, Inc. ............................................... 2,776 9,388
Materials (0.6%):
Agnico Eagle Mines Ltd. ................................................. 78,124 6,588
Stella-Jones, Inc. ....................................................... 56,741 2,900
9,488
41,412

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
China (3.2%):
Communication Services (1.2%):
China Tower Corp. Ltd. , Class H (d) .......................................... 2,720,000 $ 358
Tencent Holdings Ltd. ................................................... 328,400 16,960
Tencent Music Entertainment Group , ADR ..................................... 45,038 514
17,832
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. , Class W ........................................ 217,476 2,375
BYD Co. Ltd. ......................................................... 27,500 907
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 150,000 425
JD.com, Inc. , Class SW .................................................. 53,750 1,005
Meituan , Class W (c) (d) ................................................... 95,600 2,017
MotoMotion China Corp. ................................................. 40,600 313
Trip.com Group Ltd. , ADR (c) .............................................. 16,427 1,062
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 130,600 505
8,609
Consumer Staples (0.5%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 955,628 6,012
Giant Biogene Holding Co. Ltd. (d) .......................................... 70,800 457
Tsingtao Brewery Co. Ltd. , Class H .......................................... 62,000 389
6,858
Financials (0.6%):
China Construction Bank Corp. , Class H ...................................... 2,088,000 1,579
China Merchants Bank Co. Ltd. , Class H ...................................... 187,500 859
China Pacific Insurance Group Co. Ltd. , Class H ................................ 181,600 575
Huatai Securities Co. Ltd. , Class A .......................................... 204,600 511
Industrial & Commercial Bank of China Ltd. , Class H ............................. 8,523,370 5,026
8,550
Health Care (0.1%):
Pacific Shuanglin Bio-pharmacy Co. Ltd. , Class A ............................... 140,500 421
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 16,300 592
1,013
Industrials (0.1%):
Anhui Heli Co. Ltd. , Class A ............................................... 176,700 428
Range Intelligent Computing Technology Group Co. Ltd. .......................... 112,300 519
Yutong Bus Co. Ltd. , Class A .............................................. 88,100 267
1,214
Information Technology (0.1%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 367,400 1,142
Luxshare Precision Industry Co. Ltd. , Class A ................................... 96,700 520
1,662
Materials (0.0%):(b)
China Hongqiao Group Ltd. ............................................... 395,000 580
Shanjin International Gold Co. Ltd. , Class A .................................... 123,000 278
858
46,596
Denmark (1.3%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 47,391 7,648
Health Care (0.7%):
Novo Nordisk A/S , Class B ................................................ 97,938 10,498
Industrials (0.1%):
INVISIO AB .......................................................... 15,234 394
18,540

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
France (2.4%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 7,930 $ 861
Consumer Discretionary (0.4%):
La Francaise des Jeux SACA (d) ............................................ 143,472 5,673
Renault SA ........................................................... 10,143 435
6,108
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 13,691 4,763
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 35,549 5,175
Technip Energies NV .................................................... 16,688 411
5,586
Financials (0.1%):
AXA SA ............................................................. 21,287 742
BNP Paribas SA ........................................................ 9,366 560
1,302
Health Care (0.1%):
BioMerieux ........................................................... 3,612 377
EssilorLuxottica SA (c) ................................................... 1,761 428
Ipsen SA ............................................................. 3,519 407
1,212
Industrials (0.6%):
Cie de Saint-Gobain SA .................................................. 9,753 891
Eiffage SA ............................................................ 4,268 385
Rexel SA ............................................................. 282,506 7,301
SPIE SA ............................................................. 7,685 242
8,819
Information Technology (0.0%):(b)
Capgemini SE ......................................................... 2,328 374
Materials (0.4%):
Arkema SA ........................................................... 61,027 4,842
Real Estate (0.0%):(b)
Klepierre SA .......................................................... 11,502 348
Utilities (0.0%):(b)
Engie SA ............................................................. 25,273 403
34,618
Germany (0.5%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 46,433 1,485
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 8,164 697
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,728 535
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,559 815
1,350
Industrials (0.1%):
Amadeus Fire AG ...................................................... 1,977 162
GEA Group AG ........................................................ 8,941 448

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Siemens AG , Registered Shares ............................................. 6,879 $ 1,336
1,946
Information Technology (0.1%):
Atoss Software SE ...................................................... 1,458 192
CANCOM SE ......................................................... 4,903 122
SAP SE .............................................................. 2,864 680
994
Materials (0.0%):(b)
Evonik Industries AG .................................................... 19,744 363
6,835
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(b)
Bosideng International Holdings Ltd. ......................................... 894,000 467
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 159,500 492
Industrials (0.0%):(b)
Techtronic Industries Co. Ltd. .............................................. 19,500 277
Real Estate (0.0%):(b)
Sino Land Co. Ltd. (c) .................................................... 264,000 259
1,495
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 19,036 1,033
Health Care (0.0%):(b)
Richter Gedeon Nyrt .................................................... 9,729 259
1,292
India (1.2%):
Consumer Discretionary (0.2%):
Crompton Greaves Consumer Electricals Ltd. ................................... 96,611 470
Hero MotoCorp Ltd. ..................................................... 18,720 1,057
Mahindra & Mahindra Ltd. (c) .............................................. 31,539 1,111
2,638
Financials (0.3%):
ICICI Bank Ltd. , ADR ................................................... 100,743 3,078
LIC Housing Finance Ltd. ................................................. 89,175 676
Manappuram Finance Ltd. ................................................ 200,947 373
Shriram Finance Ltd. .................................................... 16,692 597
4,724
Health Care (0.1%):
Dr Reddy's Laboratories Ltd. (c) ............................................. 42,020 599
Sun Pharmaceutical Industries Ltd. .......................................... 45,053 951
1,550
Industrials (0.1%):
BLS International Services Ltd. ............................................. 89,175 412
Larsen & Toubro Ltd. .................................................... 19,703 870
1,282
Information Technology (0.2%):
Infosys Ltd. , ADR (a) .................................................... 117,291 2,589
Materials (0.2%):
Hindalco Industries Ltd. (c) ................................................ 90,886 708
MOIL Ltd. ............................................................ 7,766 29

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
UltraTech Cement Ltd. ................................................... 8,457 $ 1,123
Vedanta Ltd. .......................................................... 179,835 968
Welspun Corp. Ltd. ..................................................... 61,410 565
3,393
Real Estate (0.0%):(b)
Oberoi Realty Ltd. ...................................................... 24,858 592
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 241,142 942
17,710
Indonesia (0.5%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk ........................................... 29,393,038 5,042
Energy (0.0%):(b)
PT United Tractors Tbk .................................................. 365,800 618
Financials (0.1%):
PT Bank Mandiri Persero Tbk .............................................. 1,549,600 603
PT Bank Rakyat Indonesia Persero Tbk ....................................... 4,147,500 1,117
1,720
7,380
Ireland (1.0%):
Consumer Staples (0.0%):(b)
Glanbia PLC .......................................................... 20,157 312
Financials (0.0%):(b)
Bank of Ireland Group PLC ............................................... 37,254 327
Health Care (0.2%):
Medtronic PLC ........................................................ 27,700 2,397
Industrials (0.3%):
AerCap Holdings NV .................................................... 9,905 984
Trane Technologies PLC .................................................. 7,618 3,171
4,155
Materials (0.5%):
James Hardie Industries PLC (c) ............................................ 181,420 6,757
13,948
Israel (0.2%):
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd. , ADR (c) ................................... 150,600 2,527
Information Technology (0.0%):(b)
Nice Ltd. (c) ........................................................... 2,128 384
2,911
Italy (0.5%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 887 387
PRADA SpA .......................................................... 63,000 434
821
Health Care (0.1%):
El.En. SpA ........................................................... 27,024 347
Recordati Industria Chimica e Farmaceutica SpA ................................ 9,554 520
867

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Industrials (0.0%):(b)
Leonardo SpA ......................................................... 18,251 $ 492
Information Technology (0.0%):(b)
Sesa SpA ............................................................. 2,773 226
Materials (0.0%):(b)
Cementir Holding NV ................................................... 24,730 288
Utilities (0.3%):
Enel SpA ............................................................. 66,722 481
Snam SpA ............................................................ 822,967 3,835
4,316
7,010
Japan (5.4%):
Communication Services (0.6%):
Kakaku.com, Inc. ....................................................... 450,091 7,556
Konami Group Corp. .................................................... 9,500 939
Okinawa Cellular Telephone Co. ............................................ 5,800 169
8,664
Consumer Discretionary (0.7%):
Asics Corp. ........................................................... 27,500 556
Goldwin, Inc. .......................................................... 2,900 173
Honda Motor Co. Ltd. ................................................... 50,900 439
Rinnai Corp. .......................................................... 15,000 320
Shoei Co. Ltd. ......................................................... 21,000 347
Sony Group Corp. ...................................................... 21,000 422
Sumitomo Electric Industries Ltd. ........................................... 31,100 600
Suzuki Motor Corp. ..................................................... 53,100 565
Toyota Motor Corp. ..................................................... 25,000 427
ZOZO, Inc. ........................................................... 175,600 5,542
9,391
Consumer Staples (0.5%):
Asahi Group Holdings Ltd. ................................................ 39,000 425
Daikokutenbussan Co. Ltd. ................................................ 4,700 321
Milbon Co. Ltd. ........................................................ 6,700 157
Toyo Suisan Kaisha Ltd. .................................................. 99,949 7,022
7,925
Energy (0.0%):(b)
Iwatani Corp. .......................................................... 3,000 37
Financials (1.0%):
Mizuho Financial Group, Inc. .............................................. 439,911 11,109
ORIX Corp. ........................................................... 21,774 490
Sumitomo Mitsui Financial Group, Inc. ....................................... 56,025 1,383
Tokio Marine Holdings, Inc. ............................................... 21,100 787
13,769
Health Care (0.5%):
Fukuda Denshi Co. Ltd. .................................................. 6,400 310
Hoya Corp. ........................................................... 37,202 4,810
Nakanishi, Inc. ......................................................... 10,600 164
Otsuka Holdings Co. Ltd. ................................................. 14,100 819
Shionogi & Co. Ltd. ..................................................... 30,000 426
Takara Bio, Inc. ........................................................ 20,900 144
Terumo Corp. ......................................................... 20,200 413
7,086
Industrials (1.0%):
Aeon Delight Co. Ltd. ................................................... 9,300 275
AIT Corp. ............................................................ 16,300 190

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Amada Co. Ltd. ........................................................ 16,800 $ 162
AZ-COM MARUWA Holdings, Inc. ......................................... 13,700 94
Central Japan Railway Co. ................................................ 17,100 352
Fuji Electric Co. Ltd. .................................................... 77,100 4,357
FULLCAST Holdings Co. Ltd. ............................................. 14,400 140
Hitachi Ltd. ........................................................... 40,500 1,021
Hosokawa Micron Corp. .................................................. 7,900 204
ITOCHU Corp. ........................................................ 26,209 1,297
JAC Recruitment Co. Ltd. ................................................. 60,400 279
Komatsu Ltd. .......................................................... 22,200 601
Mitsubishi Heavy Industries Ltd. ............................................ 53,600 789
Nichias Corp. .......................................................... 4,300 167
Nippon Yusen KK ...................................................... 141,862 4,549
Sanyo Denki Co. Ltd. .................................................... 5,500 305
TKC Corp. ........................................................... 8,200 212
Tsurumi Manufacturing Co. Ltd. ............................................ 7,300 175
15,169
Information Technology (1.0%):
Amano Corp. .......................................................... 5,800 166
Anritsu Corp. .......................................................... 28,300 218
Avant Group Corp. ...................................................... 21,000 297
Canon, Inc. ........................................................... 14,700 479
Dexerials Corp. ........................................................ 17,400 283
Disco Corp. ........................................................... 15,800 4,318
DTS Corp. ............................................................ 9,400 262
Future Corp. .......................................................... 23,900 302
Horiba Ltd. ........................................................... 5,400 310
Micronics Japan Co. Ltd. (a) ............................................... 9,600 241
NEC Corp. ........................................................... 10,700 915
Oracle Corp. .......................................................... 51,800 5,312
Riken Keiki Co. Ltd. .................................................... 6,200 156
Tokyo Electron Ltd. ..................................................... 2,400 376
Yokogawa Electric Corp. ................................................. 23,500 525
14,160
Materials (0.1%):
Fujimi, Inc. ........................................................... 9,000 142
Fuso Chemical Co. Ltd. .................................................. 7,200 164
Nippon Steel Corp. ...................................................... 23,000 471
PILLAR Corp. ......................................................... 7,300 212
Sumitomo Bakelite Co. Ltd. ............................................... 6,200 152
Tokyo Ohka Kogyo Co. Ltd. ............................................... 6,800 163
Tosoh Corp. ........................................................... 30,282 418
1,722
Real Estate (0.0%):(b)
Daiwa House Industry Co. Ltd. ............................................. 14,200 447
78,370
Jordan (0.0%):(b)
Health Care (0.0%):(b)
Hikma Pharmaceuticals PLC ............................................... 27,076 663
Luxembourg (0.1%):
Energy (0.0%):(b)
Tenaris SA ............................................................ 21,184 406
Materials (0.1%):
Ternium SA , ADR ...................................................... 16,013 531
937

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November 30, 2024
Security Description Shares
Value
(000)
Malaysia (0.0%):(b)
Industrials (0.0%):(b)
Frencken Group Ltd. .................................................... 231,300 $ 205
Utilities (0.0%):(b)
YTL Power International Bhd .............................................. 535,500 411
616
Mexico (0.1%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 121,660 812
Real Estate (0.0%):(b)
Corp Inmobiliaria Vesta SAB de CV ......................................... 143,401 342
1,154
Netherlands (0.7%):
Communication Services (0.0%):(b)
Koninklijke KPN NV .................................................... 97,054 376
Consumer Discretionary (0.1%):
Prosus NV (c) .......................................................... 18,171 740
Consumer Staples (0.0%):(b)
Koninklijke Ahold Delhaize NV ............................................ 16,909 583
Financials (0.1%):
Euronext NV (d) ........................................................ 5,906 659
ING Groep NV ........................................................ 29,242 451
NN Group NV ......................................................... 8,663 402
1,512
Information Technology (0.5%):
ASM International NV ................................................... 11,058 5,950
ASML Holding NV ..................................................... 1,548 1,058
7,008
Real Estate (0.0%):(b)
NEPI Rockcastle NV .................................................... 52,450 408
10,627
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 301,993 6,807
Norway (0.0%):(b)
Energy (0.0%):(b)
Equinor ASA .......................................................... 13,104 318
TGS ASA ............................................................ 24,718 242
560
Panama (0.0%):(b)
Industrials (0.0%):(b)
Copa Holdings SA , Class A ................................................ 5,211 487
Poland (0.1%):
Consumer Discretionary (0.0%):(b)
LPP SA .............................................................. 160 619
Financials (0.1%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 86,940 1,198
1,817

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Portugal (0.0%):(b)
Energy (0.0%):(b)
Galp Energia SGPS SA ................................................... 25,361 $ 417
Puerto Rico (0.1%):
Financials (0.1%):
EVERTEC, Inc. ........................................................ 17,273 622
OFG Bancorp ......................................................... 9,865 448
1,070
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (c) (e) (f) ................................................... 303,950 —
Rosneft Oil Co. PJSC , GDR (c) (e) (f) ......................................... 124,892 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (c) (e) (f) ....................................... 91,313 —
—
Saudi Arabia (0.1%):
Consumer Discretionary (0.0%):(b)
United Electronics Co. ................................................... 11,422 301
Financials (0.1%):
Alinma Bank .......................................................... 107,344 794
Saudi Awwal Bank ...................................................... 73,123 604
1,398
Industrials (0.0%):(b)
Riyadh Cables Group Co. ................................................. 11,022 378
2,077
Singapore (0.8%):
Consumer Staples (0.0%):(b)
Sheng Siong Group Ltd. .................................................. 210,000 259
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 23,195 736
iFAST Corp. Ltd. ....................................................... 40,600 226
Singapore Exchange Ltd. ................................................. 1,069,527 10,155
11,117
Utilities (0.0%):(b)
Sembcorp Industries Ltd. ................................................. 138,100 539
11,915
South Africa (0.7%):
Consumer Discretionary (0.6%):
Foschini Group Ltd. ..................................................... 49,502 470
Mr Price Group Ltd. ..................................................... 520,222 8,339
8,809
Financials (0.1%):
Investec PLC .......................................................... 54,476 396
Nedbank Group Ltd. ..................................................... 79,290 1,277
1,673
10,482
South Korea (0.7%):
Communication Services (0.0%):(b)
SK Telecom Co. Ltd. .................................................... 20,417 899
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 4,862 382

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
KIWOOM Securities Co. Ltd. .............................................. 3,251 $ 301
Samsung Securities Co. Ltd. ............................................... 23,479 805
1,488
Health Care (0.1%):
Classys, Inc. .......................................................... 9,576 321
PharmaResearch Co. Ltd. ................................................. 3,084 440
T&L Co. Ltd. .......................................................... 4,464 193
954
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 2,174 489
HD Hyundai Electric Co. Ltd. .............................................. 2,353 598
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (c) ........................ 3,625 534
Hyundai Rotem Co. Ltd. .................................................. 12,291 449
Samsung C&T Corp. .................................................... 5,379 461
2,531
Information Technology (0.3%):
LG Innotek Co. Ltd. ..................................................... 5,323 623
Samsung Electronics Co. Ltd. .............................................. 34,602 1,361
SK Hynix, Inc. ......................................................... 19,856 2,319
4,303
10,175
Spain (1.1%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 20,349 1,123
Energy (0.0%):(b)
Repsol SA ............................................................ 24,543 307
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 763,357 7,210
Banco Santander SA ..................................................... 196,337 906
Bankinter SA .......................................................... 49,649 393
8,509
Industrials (0.4%):
Aena SME SA (d) ....................................................... 25,627 5,549
Utilities (0.0%):(b)
Iberdrola SA .......................................................... 40,090 572
16,060
Sweden (0.6%):
Consumer Discretionary (0.0%):(b)
Evolution AB (d) ....................................................... 4,318 377
Consumer Staples (0.1%):
Axfood AB ........................................................... 10,414 224
Essity AB , Class B ...................................................... 22,896 631
855
Financials (0.0%):(b)
Swedbank AB , Class A ................................................... 19,727 387
Health Care (0.0%):(b)
Camurus AB (c) ........................................................ 4,851 254
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 412,454 5,835
Munters Group AB (d) .................................................... 8,133 130

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Volvo AB , Class B ...................................................... 20,841 $ 519
6,484
Information Technology (0.0%):(b)
HMS Networks AB ..................................................... 5,851 209
Mycronic AB .......................................................... 4,753 169
378
8,735
Switzerland (2.5%):
Consumer Discretionary (0.3%):
On Holding AG , Class A (c) ................................................ 64,583 3,767
Consumer Staples (0.0%):(b)
Coca-Cola HBC AG ..................................................... 17,276 617
Financials (0.9%):
Chubb Ltd. ........................................................... 24,041 6,942
Partners Group Holding AG ............................................... 3,641 5,292
Zurich Insurance Group AG ............................................... 1,451 921
13,155
Health Care (1.0%):
Galenica AG (d) ........................................................ 1,935 168
Novartis AG , Registered Shares ............................................. 18,684 1,981
Roche Holding AG ...................................................... 41,568 12,080
Sandoz Group AG ...................................................... 16,206 741
14,970
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 13,160 751
Burckhardt Compression Holding AG ........................................ 374 281
Kardex Holding AG , Registered Shares ....................................... 1,527 475
1,507
Information Technology (0.1%):
Comet Holding AG , Class R ............................................... 1,202 382
Landis+Gyr Group AG ................................................... 4,536 330
Logitech International SA , Class R .......................................... 4,163 338
1,050
Materials (0.1%):
Clariant AG , Registered Shares ............................................. 26,642 322
Glencore PLC ......................................................... 96,484 467
Holcim AG ........................................................... 12,244 1,248
2,037
37,103
Taiwan (3.7%):
Financials (0.9%):
Cathay Financial Holding Co. Ltd. ........................................... 6,517,000 13,262
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 15,000 399
Industrials (0.0%):(b)
Fortune Electric Co. Ltd. ................................................. 20,300 347
Information Technology (2.7%):
ASE Technology Holding Co. Ltd. ........................................... 1,439,000 6,839
Chroma ATE, Inc. ...................................................... 70,000 897
Compeq Manufacturing Co. Ltd. ............................................ 213,000 403
Elite Material Co. Ltd. ................................................... 66,000 961
Gold Circuit Electronics Ltd. ............................................... 67,800 391
Insyde Software Corp. ................................................... 20,000 291

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
King Yuan Electronics Co. Ltd. ............................................. 136,000 $ 537
Lite-On Technology Corp. ................................................ 1,150,000 3,711
Lotes Co. Ltd. ......................................................... 11,000 613
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 782,000 24,375
Wiwynn Corp. ......................................................... 9,000 543
39,561
Materials (0.0%):(b)
Gloria Material Technology Corp. ........................................... 210,000 306
53,875
Thailand (0.2%):
Consumer Staples (0.1%):
CP ALL PCL, NVDR .................................................... 617,300 1,105
Energy (0.0%):(b)
PTT Exploration & Production PCL, NVDR ................................... 151,800 566
Health Care (0.0%):(b)
Bangkok Dusit Medical Services PCL, NVDR .................................. 860,600 634
Information Technology (0.1%):
Fabrinet (c) ............................................................ 3,122 732
3,037
Turkey (0.1%):
Consumer Staples (0.1%):
BIM Birlesik Magazalar A/S ............................................... 35,137 480
Industrials (0.0%):(b)
Pegasus Hava Tasimaciligi A/S (c) ........................................... 68,715 433
913
United Arab Emirates (0.1%):
Financials (0.0%):(b)
Dubai Islamic Bank PJSC ................................................. 200,848 372
Real Estate (0.1%):
Emaar Properties PJSC ................................................... 438,249 1,140
1,512
United Kingdom (3.3%):
Communication Services (0.1%):
Informa PLC .......................................................... 46,793 510
MONY Group PLC ..................................................... 58,162 145
Team Internet Group PLC ................................................. 158,057 163
818
Consumer Discretionary (0.7%):
Birkenstock Holding PLC (c) ............................................... 6,823 353
Greggs PLC ........................................................... 140,401 4,830
Next PLC ............................................................ 43,706 5,612
10,795
Consumer Staples (0.7%):
Coca-Cola Europacific Partners PLC ......................................... 6,015 467
Imperial Brands PLC .................................................... 223,065 7,294
Marks & Spencer Group PLC .............................................. 176,110 858
Tesco PLC ............................................................ 169,462 790
Unilever PLC ......................................................... 15,295 916
10,325
Energy (0.1%):
Harbour Energy PLC .................................................... 86,605 286
Shell PLC ............................................................ 16,034 515

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Subsea 7 SA .......................................................... 21,806 $ 346
1,147
Financials (0.8%):
3i Group PLC ......................................................... 26,677 1,260
Barclays PLC ......................................................... 174,177 584
HSBC Holdings PLC .................................................... 910,760 8,486
IntegraFin Holdings PLC ................................................. 79,795 400
Standard Chartered PLC .................................................. 87,155 1,077
11,807
Health Care (0.1%):
AstraZeneca PLC ....................................................... 3,623 490
GSK PLC ............................................................ 30,616 520
1,010
Industrials (0.2%):
Ashtead Technology Holdings PLC .......................................... 35,321 247
Chemring Group PLC .................................................... 47,269 213
Clarkson PLC ......................................................... 7,094 359
easyJet PLC ........................................................... 62,075 437
Judges Scientific PLC .................................................... 1,566 167
Mitie Group PLC ....................................................... 227,910 316
RELX PLC ........................................................... 9,481 447
Rolls-Royce Holdings PLC (c) .............................................. 103,594 737
SThree PLC ........................................................... 69,514 317
The Weir Group PLC .................................................... 6,705 190
3,430
Information Technology (0.1%):
Kainos Group PLC ...................................................... 22,249 220
The Sage Group PLC .................................................... 31,161 520
740
Materials (0.4%):
Rio Tinto PLC ......................................................... 99,552 6,258
Real Estate (0.0%):(b)
The British Land Co. PLC ................................................ 79,885 395
Utilities (0.1%):
Drax Group PLC ....................................................... 63,840 542
National Grid PLC (c) .................................................... 34,625 437
979
47,704
United States (59.9%):
Communication Services (5.9%):
Alphabet, Inc. , Class C ................................................... 189,864 32,345
Meta Platforms, Inc. , Class A .............................................. 55,479 31,863
Netflix, Inc. (c) ......................................................... 5,746 5,096
Take-Two Interactive Software, Inc. (c) ........................................ 12,100 2,280
The Trade Desk, Inc. , Class A (c) ............................................ 87,602 11,261
TKO Group Holdings, Inc. (c) .............................................. 28,800 3,973
86,818
Consumer Discretionary (6.7%):
Airbnb, Inc. , Class A (c) .................................................. 13,508 1,839
Amazon.com, Inc. (c) .................................................... 157,204 32,681
Atmus Filtration Technologies, Inc. .......................................... 21,685 939
Booking Holdings, Inc. ................................................... 2,091 10,877
Brunswick Corp. ....................................................... 4,927 397
Century Communities, Inc. ................................................ 3,047 275
Installed Building Products, Inc. ............................................ 3,362 769

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Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
Value
(000)
Latham Group, Inc. (c) ................................................... 229,222 $ 1,520
LKQ Corp. ........................................................... 65,200 2,562
M/I Homes, Inc. (c) ...................................................... 1,864 308
MarineMax, Inc. (c) ..................................................... 15,914 546
Mattel, Inc. (c) ......................................................... 78,300 1,489
McDonald's Corp. ...................................................... 34,591 10,239
O'Reilly Automotive, Inc. (c) ............................................... 3,021 3,756
PulteGroup, Inc. ........................................................ 68,176 9,222
Ross Stores, Inc. ....................................................... 49,566 7,676
Samsonite International SA (d) .............................................. 176,100 479
Tesla, Inc. (c) .......................................................... 31,068 10,723
Thor Industries, Inc. ..................................................... 6,759 754
Tri Pointe Homes, Inc. (c) ................................................. 17,402 758
97,809
Consumer Staples (2.3%):
Casey's General Stores, Inc. ............................................... 740 311
Colgate-Palmolive Co. ................................................... 146,769 14,182
Ingredion, Inc. ......................................................... 3,503 516
Keurig Dr. Pepper, Inc. ................................................... 114,900 3,751
Mondelez International, Inc. , Class A ......................................... 37,500 2,436
PepsiCo, Inc. .......................................................... 54,773 8,953
U.S. Foods Holding Corp. (c) ............................................... 53,300 3,719
33,868
Energy (2.5%):
APA Corp. ............................................................ 349,387 7,914
Cactus, Inc. , Class A ..................................................... 90,695 6,227
Chevron Corp. ......................................................... 11,200 1,814
ConocoPhillips Co. ..................................................... 75,879 8,221
Enterprise Products Partners LP ............................................. 85,100 2,930
Expro Group Holdings NV (c) .............................................. 27,294 379
Exxon Mobil Corp. ..................................................... 75,327 8,885
36,370
Financials (8.9%):
Bank of America Corp. ................................................... 262,593 12,476
Brightsphere Investment Group, Inc. ......................................... 42,097 1,312
Cboe Global Markets, Inc. ................................................ 11,200 2,417
Citigroup, Inc. ......................................................... 67,400 4,777
Home Bancshares, Inc. ................................................... 19,983 635
Houlihan Lokey, Inc. .................................................... 3,878 733
Jackson Financial, Inc. , Class A ............................................. 51,604 5,170
JPMorgan Chase & Co. .................................................. 78,911 19,706
KeyCorp. ............................................................ 255,600 4,979
Mastercard, Inc. , Class A ................................................. 28,868 15,385
S&P Global, Inc. ....................................................... 27,357 14,294
Synchrony Financial ..................................................... 127,443 8,605
The Goldman Sachs Group, Inc. ............................................ 7,400 4,503
The PNC Financial Services Group, Inc. ...................................... 59,272 12,727
The Progressive Corp. ................................................... 10,000 2,689
Unum Group .......................................................... 175,680 13,510
Visa, Inc. , Class A ...................................................... 17,950 5,656
129,574
Health Care (6.7%):
AbbVie, Inc. .......................................................... 13,500 2,469
Align Technology, Inc. (c) ................................................. 22,196 5,167
Amgen, Inc. ........................................................... 35,427 10,021
Catalyst Pharmaceuticals, Inc. (c) ............................................ 36,429 804
CorVel Corp. (c) ........................................................ 3,078 1,125
Eli Lilly & Co. ......................................................... 27,238 21,664
GE HealthCare Technologies, Inc. ........................................... 14,600 1,215
Halozyme Therapeutics, Inc. (c) ............................................. 16,123 777

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November 30, 2024
Security Description Shares
Value
(000)
IDEXX Laboratories, Inc. (c) ............................................... 16,922 $ 7,137
Integer Holdings Corp. (c) ................................................. 3,082 433
Intuitive Surgical, Inc. (c) ................................................. 7,112 3,855
Johnson & Johnson ..................................................... 67,168 10,412
LeMaitre Vascular, Inc. ................................................... 8,010 857
McKesson Corp. ....................................................... 8,977 5,642
Merck & Co., Inc. ...................................................... 31,100 3,161
Neogen Corp. (c) ....................................................... 34,833 494
STAAR Surgical Co. (c) .................................................. 15,987 465
The Cigna Group ....................................................... 9,500 3,209
UFP Technologies, Inc. (c) ................................................. 3,468 1,120
UnitedHealth Group, Inc. ................................................. 22,684 13,842
Vericel Corp. (c) ........................................................ 17,873 1,039
Zoetis, Inc. ........................................................... 14,352 2,515
97,423
Industrials (6.8%):
AAON, Inc. ........................................................... 9,864 1,345
Arcosa, Inc. ........................................................... 5,535 601
Boise Cascade Co. ...................................................... 3,903 576
Caterpillar, Inc. ........................................................ 33,457 13,587
Curtiss-Wright Corp. .................................................... 754 282
Delta Air Lines, Inc. ..................................................... 141,904 9,056
Eaton Corp. PLC ....................................................... 44,107 16,559
ESCO Technologies, Inc. ................................................. 5,790 859
FedEx Corp. .......................................................... 8,000 2,421
General Dynamics Corp. .................................................. 4,400 1,250
GMS, Inc. (c) .......................................................... 6,147 617
Hub Group, Inc. , Class A ................................................. 5,458 282
Johnson Controls International PLC .......................................... 21,000 1,761
Leidos Holdings, Inc. .................................................... 8,800 1,456
Lennox International, Inc. ................................................. 23,276 15,528
Lincoln Electric Holdings, Inc. ............................................. 2,095 458
PACCAR, Inc. ......................................................... 16,900 1,977
Parker-Hannifin Corp. ................................................... 2,400 1,687
Quanta Services, Inc. .................................................... 14,239 4,906
RTX Corp. ............................................................ 12,000 1,462
Rush Enterprises, Inc. , Class A ............................................. 10,334 640
Sensata Technologies Holding PLC .......................................... 63,900 2,054
Simpson Manufacturing Co., Inc. ........................................... 3,077 580
SPX Technologies, Inc. (c) ................................................. 4,662 823
SS&C Technologies Holdings, Inc. .......................................... 42,700 3,302
Standex International Corp. ................................................ 3,825 795
The AZEK Co., Inc. (c) ................................................... 7,230 384
The Toro Co. .......................................................... 24,600 2,142
Transcat, Inc. (c) ........................................................ 6,753 708
Uber Technologies, Inc. (c) ................................................ 58,999 4,246
Vertiv Holdings Co. , Class A ............................................... 56,397 7,196
99,540
Information Technology (16.9%):
Adobe, Inc. (c) ......................................................... 6,260 3,230
Advanced Energy Industries, Inc. ........................................... 5,688 654
Alarm.com Holdings, Inc. (c) ............................................... 4,104 267
Amphenol Corp. , Class A ................................................. 26,000 1,889
Analog Devices, Inc. .................................................... 7,900 1,723
Apple, Inc. ........................................................... 209,199 49,649
Applied Materials, Inc. ................................................... 6,900 1,205
Arista Networks, Inc. (c) .................................................. 13,131 5,329
Broadcom, Inc. ........................................................ 34,340 5,566
Cadence Design Systems, Inc. (c) ............................................ 10,573 3,244
Cisco Systems, Inc. ..................................................... 199,131 11,791
Corpay, Inc. (c) ......................................................... 7,300 2,783

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November 30, 2024
Security Description Shares
Value
(000)
DoubleVerify Holdings, Inc. (c) ............................................. 14,130 $ 287
ePlus, Inc. (c) .......................................................... 13,553 1,096
Fortinet, Inc. (c) ........................................................ 153,891 14,627
Insight Enterprises, Inc. (c) ................................................ 3,978 622
Microsoft Corp. ........................................................ 113,917 48,239
Monolithic Power Systems, Inc. ............................................ 2,015 1,144
Motorola Solutions, Inc. .................................................. 7,935 3,965
NVIDIA Corp. ......................................................... 454,440 62,826
Palo Alto Networks, Inc. (c) ................................................ 9,685 3,756
Progress Software Corp. .................................................. 7,929 542
Salesforce, Inc. ........................................................ 5,900 1,947
ServiceNow, Inc. (c) ..................................................... 5,575 5,851
Texas Instruments, Inc. ................................................... 61,606 12,385
Zebra Technologies Corp. (c) ............................................... 6,400 2,605
247,222
Materials (0.8%):
Alcoa Corp. ........................................................... 121,516 5,642
H.B. Fuller Co. ........................................................ 6,179 475
Hawkins, Inc. ......................................................... 8,711 1,172
NewMarket Corp. ...................................................... 1,141 609
PPG Industries, Inc. ..................................................... 16,800 2,089
Sealed Air Corp. ....................................................... 51,500 1,885
11,872
Real Estate (1.0%):
Alexandria Real Estate Equities, Inc. ......................................... 15,900 1,752
CoStar Group, Inc. (c) .................................................... 21,072 1,714
Equity LifeStyle Properties, Inc. ............................................ 27,000 1,926
Prologis, Inc. .......................................................... 73,188 8,547
13,939
Utilities (1.4%):
Constellation Energy Corp. ................................................ 36,568 9,382
Exelon Corp. .......................................................... 67,200 2,658
MGE Energy, Inc. ...................................................... 64,617 6,738
Vistra Corp. ........................................................... 7,900 1,263
20,041
874,476
Total Common Stocks (Cost $912,826) 1,437,483
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (c) (f) ............................................ 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.0%)(b)
United States (0.0%):(b)
iShares Core MSCI EAFE ETF ............................................. 1,648 122
iShares MSCI EAFE Small-Cap ETF ......................................... 3,333 213
iShares Russell 2000 ETF ................................................. 262 63
398
Total Exchange-Traded Funds (Cost $359) 398
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .55% (g) ........ 980,898 981
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .57% (g) ............ 980,898 981
Invesco Government & Agency Portfolio, Institutional Shares , 4 .57% (g) ............... 980,898 981

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .58% (g) . 980,898 $ 981
Total Collateral for Securities Loaned (Cost $3,924) 3,924
Total Investments (Cost $917,109) — 98.8% 1,441,805
Other assets in excess of liabilities — 1.2% 17,064
NET ASSETS - 100.00% $ 1,458,869
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$20,678 (thousands) and amounted to 1.4% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at November 30, 2024 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of November 30, 2024.
(g) Rate disclosed is the daily yield on November 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (90.4%)
Communication Services (7.6%):
Alphabet, Inc. , Class A ................................................... 49,872 $ 8,426
Alphabet, Inc. , Class C ................................................... 47,236 8,053
AT&T, Inc. ........................................................... 37,843 877
KDDI Corp. ........................................................... 15,600 516
Meta Platforms, Inc. , Class A .............................................. 19,627 11,272
Netflix, Inc. (a) ......................................................... 4,418 3,918
Pinterest, Inc. , Class A (a) ................................................. 14,627 444
Quebecor, Inc. , Class B ................................................... 18,809 444
Rogers Communications, Inc. , Class B ........................................ 26,293 939
The Trade Desk, Inc. , Class A (a) ............................................ 10,146 1,304
The Walt Disney Co. .................................................... 9,748 1,145
Verizon Communications, Inc. .............................................. 24,288 1,077
38,415
Communications Equipment (0.3%):
Arista Networks, Inc. (a) .................................................. 2,979 1,209
Cisco Systems, Inc. ..................................................... 7,376 437
1,646
Consumer Discretionary (8.9%):
Amazon.com, Inc. (a) .................................................... 87,113 18,110
AutoZone, Inc. (a) ....................................................... 293 929
Booking Holdings, Inc. ................................................... 320 1,665
Chipotle Mexican Grill, Inc. (a) ............................................. 21,722 1,336
Coupang, Inc. (a) ....................................................... 18,475 469
D.R. Horton, Inc. ....................................................... 2,643 446
Dollarama, Inc. ........................................................ 14,024 1,461
Expedia Group, Inc. (a) ................................................... 3,987 736
Ford Motor Co. ........................................................ 80,515 896
General Motors Co. ..................................................... 17,253 959
Gildan Activewear, Inc. .................................................. 7,729 384
Harley-Davidson, Inc. ................................................... 15,880 534
Hilton Worldwide Holdings, Inc. ............................................ 5,142 1,303
Honda Motor Co. Ltd. ................................................... 43,100 372
Marriott International, Inc. , Class A .......................................... 3,637 1,051
McDonald's Corp. ...................................................... 2,140 633
NIKE, Inc. , Class B ..................................................... 9,836 775
O'Reilly Automotive, Inc. (a) ............................................... 797 991
Restaurant Brands International, Inc. ......................................... 15,116 1,053
Ross Stores, Inc. ....................................................... 5,969 924
Tesla, Inc. (a) .......................................................... 6,756 2,332
The Home Depot, Inc. ................................................... 8,712 3,739
The TJX Cos., Inc. ...................................................... 10,447 1,313
Thor Industries, Inc. ..................................................... 6,334 707
Toyota Motor Corp. ..................................................... 77,800 1,330
Winnebago Industries, Inc. ................................................ 12,593 737
45,185
Consumer Staples (3.8%):
Alimentation Couche-Tard, Inc. ............................................. 39,546 2,314
Church & Dwight Co., Inc. ................................................ 4,526 498
Constellation Brands, Inc. , Class A .......................................... 1,902 458
Costco Wholesale Corp. .................................................. 2,735 2,658
Danone SA ........................................................... 7,159 490
General Mills, Inc. ...................................................... 15,174 1,005
George Weston Ltd. ..................................................... 3,364 541
Keurig Dr. Pepper, Inc. ................................................... 28,319 925
Loblaw Cos. Ltd. ....................................................... 7,357 955
Metro, Inc. ........................................................... 7,679 500
Mondelez International, Inc. , Class A ......................................... 13,572 882
PepsiCo, Inc. .......................................................... 6,221 1,017
Philip Morris International, Inc. ............................................. 16,340 2,174

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
The Coca-Cola Co. ...................................................... 19,615 $ 1,257
The Procter & Gamble Co. ................................................ 9,779 1,753
Walmart, Inc. .......................................................... 18,944 1,752
19,179
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. , Class A ................................................. 17,106 1,243
Keysight Technologies, Inc. (a) ............................................. 3,166 541
1,784
Energy (4.4%):
ARC Resources Ltd. ..................................................... 47,632 878
Canadian Natural Resources Ltd. ............................................ 112,585 3,822
Cenovus Energy, Inc. .................................................... 89,788 1,423
Cheniere Energy, Inc. .................................................... 2,831 634
Chord Energy Corp. ..................................................... 12,181 1,553
ConocoPhillips Co. ..................................................... 23,746 2,573
Devon Energy Corp. ..................................................... 11,737 445
Diamondback Energy, Inc. ................................................ 5,467 971
EOG Resources, Inc. .................................................... 9,646 1,286
Exxon Mobil Corp. ..................................................... 21,752 2,566
Marathon Petroleum Corp. ................................................ 4,849 757
MEG Energy Corp. ..................................................... 28,269 509
Pembina Pipeline Corp. .................................................. 23,948 987
Phillips 66 Co. ......................................................... 3,621 485
Shell PLC ............................................................ 22,359 718
Suncor Energy, Inc. ..................................................... 74,482 2,964
22,571
Financials (13.0%):
American International Group, Inc. .......................................... 6,320 486
Ameriprise Financial, Inc. ................................................. 2,134 1,225
Banco Santander SA ..................................................... 107,882 498
Bank of America Corp. ................................................... 50,115 2,381
Bank of Montreal ....................................................... 10,171 970
Barclays PLC ......................................................... 139,080 466
Berkshire Hathaway, Inc. , Class B (a) ......................................... 6,281 3,034
Blackrock, Inc. ........................................................ 1,575 1,611
Block, Inc. (a) .......................................................... 15,621 1,383
BNP Paribas SA ........................................................ 8,656 517
Brookfield Asset Management Ltd. , Class A .................................... 27,216 1,561
Brown & Brown, Inc. .................................................... 8,815 997
Chubb Ltd. ........................................................... 3,636 1,050
Citizens Financial Group, Inc. .............................................. 51,365 2,473
CME Group, Inc. ....................................................... 2,898 690
Coinbase Global, Inc. , Class A (a) ........................................... 1,351 400
Commonwealth Bank of Australia ........................................... 4,823 500
DBS Group Holdings Ltd. ................................................. 17,300 549
Discover Financial Services ............................................... 3,591 655
Equitable Holdings, Inc. .................................................. 21,227 1,024
Everest Group Ltd. ...................................................... 2,810 1,089
Fidelity National Information Services, Inc. .................................... 5,575 475
Fiserv, Inc. (a) .......................................................... 2,605 576
iA Financial Corp., Inc. ................................................... 6,190 592
IGM Financial, Inc. ..................................................... 13,090 442
Intact Financial Corp. .................................................... 9,516 1,813
Intercontinental Exchange, Inc. ............................................. 3,589 578
JPMorgan Chase & Co. .................................................. 14,866 3,712
Marsh & McLennan Cos., Inc. ............................................. 4,944 1,153
Mastercard, Inc. , Class A ................................................. 7,481 3,987
Moody's Corp. ......................................................... 2,296 1,148
MSCI, Inc. ........................................................... 1,807 1,102
NatWest Group PLC ..................................................... 68,615 352
Royal Bank of Canada ................................................... 68,678 8,642

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
S&P Global, Inc. ....................................................... 2,718 $ 1,420
Synchrony Financial ..................................................... 19,821 1,338
The Allstate Corp. ...................................................... 4,615 957
The Charles Schwab Corp. ................................................ 14,030 1,161
The Goldman Sachs Group, Inc. ............................................ 2,673 1,627
The PNC Financial Services Group, Inc. ...................................... 5,402 1,160
The Progressive Corp. ................................................... 4,737 1,274
The Travelers Cos., Inc. .................................................. 3,729 992
TMX Group Ltd. ....................................................... 14,746 466
UBS Group AG ........................................................ 29,703 961
United Overseas Bank Ltd. ................................................ 20,300 551
Unum Group .......................................................... 18,243 1,403
W.R. Berkley Corp. ..................................................... 18,773 1,212
Wells Fargo & Co. ...................................................... 26,833 2,044
Westpac Banking Corp. .................................................. 18,449 403
Willis Towers Watson PLC ................................................ 3,380 1,088
66,188
Health Care (6.6%):
AbbVie, Inc. .......................................................... 9,809 1,794
Amgen, Inc. ........................................................... 4,764 1,348
AstraZeneca PLC ....................................................... 2,509 340
Bristol-Myers Squibb Co. ................................................. 16,898 1,001
Centene Corp. (a) ....................................................... 6,372 382
CVS Health Corp. ...................................................... 13,345 799
Danaher Corp. ......................................................... 3,880 930
Dexcom, Inc. (a) ........................................................ 6,359 496
Edwards Lifesciences Corp. (a) ............................................. 11,238 802
Elevance Health, Inc. .................................................... 2,251 916
Eli Lilly & Co. ......................................................... 7,806 6,209
EssilorLuxottica SA (a) ................................................... 3,953 961
Gilead Sciences, Inc. .................................................... 7,809 723
HCA Healthcare, Inc. .................................................... 1,310 429
Intuitive Surgical, Inc. (a) ................................................. 3,571 1,935
IQVIA Holdings, Inc. (a) .................................................. 2,720 546
Johnson & Johnson ..................................................... 7,218 1,119
McKesson Corp. ....................................................... 1,296 815
Merck & Co., Inc. ...................................................... 16,306 1,657
Mettler-Toledo International, Inc. (a) ......................................... 327 409
Novartis AG , Registered Shares ............................................. 4,455 472
Pfizer, Inc. ............................................................ 34,963 916
Roche Holding AG ...................................................... 1,277 371
Stryker Corp. .......................................................... 2,133 836
The Cigna Group ....................................................... 2,287 773
Thermo Fisher Scientific, Inc. .............................................. 1,887 999
UnitedHealth Group, Inc. ................................................. 5,026 3,067
Veeva Systems, Inc. , Class A (a) ............................................. 4,328 986
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,645 770
Zoetis, Inc. ........................................................... 5,496 963
33,764
Industrials (7.1%):
3M Co. .............................................................. 3,392 453
Airbus SE ............................................................ 3,483 544
AMETEK, Inc. ........................................................ 1,561 303
Broadridge Financial Solutions, Inc. ......................................... 3,986 941
Builders FirstSource, Inc. (a) ............................................... 2,756 514
Canadian National Railway Co. ............................................. 23,371 2,610
Canadian Pacific Kansas City Ltd. ........................................... 45,541 3,484
Cintas Corp. .......................................................... 2,400 542
Copart, Inc. (a) ......................................................... 14,093 893
CSX Corp. ............................................................ 12,996 475
Delta Air Lines, Inc. ..................................................... 14,386 918

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Eaton Corp. PLC ....................................................... 4,242 $ 1,593
Emerson Electric Co. .................................................... 4,352 577
GE Vernova, Inc. (a) ..................................................... 2,407 804
General Electric Co. ..................................................... 7,013 1,278
GFL Environmental, Inc. ................................................. 11,111 527
Hitachi Ltd. ........................................................... 30,900 779
Honeywell International, Inc. .............................................. 6,481 1,510
Lockheed Martin Corp. ................................................... 2,279 1,207
Northrop Grumman Corp. ................................................. 2,376 1,163
Parker-Hannifin Corp. ................................................... 1,181 830
Quanta Services, Inc. .................................................... 3,311 1,141
RTX Corp. ............................................................ 11,137 1,357
Stantec, Inc. ........................................................... 7,315 634
TFI International, Inc. .................................................... 3,927 598
Thomson Reuters Corp. .................................................. 7,119 1,162
Trane Technologies PLC .................................................. 1,555 647
TransDigm Group, Inc. ................................................... 732 917
TransUnion ........................................................... 4,809 488
Uber Technologies, Inc. (a) ................................................ 16,951 1,220
Union Pacific Corp. ..................................................... 3,541 866
United Airlines Holdings, Inc. (a) ............................................ 5,762 558
Verisk Analytics, Inc. .................................................... 1,827 538
Vertiv Holdings Co. , Class A ............................................... 3,446 440
W.W. Grainger, Inc. ..................................................... 1,580 1,904
Waste Management, Inc. .................................................. 2,315 528
WSP Global, Inc. ....................................................... 6,653 1,183
36,126
IT Services (1.5%):
Accenture PLC , Class A .................................................. 2,519 913
CGI, Inc. ............................................................. 7,031 796
Gartner, Inc. (a) ........................................................ 1,569 812
GoDaddy, Inc. , Class A (a) ................................................. 4,455 880
Shopify, Inc. , Class A (a) .................................................. 38,619 4,465
7,866
Materials (2.9%):
Agnico Eagle Mines Ltd. ................................................. 24,526 2,068
Barrick Gold Corp. ...................................................... 86,230 1,510
Franco-Nevada Corp. .................................................... 10,397 1,273
Freeport-McMoRan, Inc. ................................................. 17,739 784
Kinross Gold Corp. ..................................................... 81,143 795
Linde PLC ............................................................ 2,264 1,044
Lundin Mining Corp. .................................................... 48,034 471
Newmont Corp. ........................................................ 8,886 373
Pan American Silver Corp. ................................................ 33,700 748
Shin-Etsu Chemical Co. Ltd. ............................................... 13,700 508
Teck Resources Ltd. , Class B .............................................. 24,879 1,162
The Sherwin-Williams Co. ................................................ 2,643 1,050
Vulcan Materials Co. .................................................... 4,084 1,177
West Fraser Timber Co. Ltd. ............................................... 4,586 451
Wheaton Precious Metals Corp. ............................................. 18,222 1,134
14,548
Real Estate (8.3%):
Alexandria Real Estate Equities, Inc. ......................................... 9,557 1,053
American Tower Corp. ................................................... 18,238 3,812
Camden Property Trust ................................................... 5,326 670
CBRE Group, Inc. , Class A (a) .............................................. 6,543 916
CoStar Group, Inc. (a) .................................................... 8,165 664
Crown Castle, Inc. ...................................................... 14,635 1,555
CubeSmart ........................................................... 21,236 1,052
Cushman & Wakefield PLC (a) ............................................. 60,063 919
Equity LifeStyle Properties, Inc. ............................................ 6,151 439

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Equity Residential ...................................................... 16,621 $ 1,274
Essex Property Trust, Inc. ................................................. 3,702 1,149
Extra Space Storage, Inc. ................................................. 11,373 1,944
FirstService Corp. , Class WI ............................................... 1,691 330
Healthpeak Properties, Inc. ................................................ 60,118 1,322
Innovative Industrial Properties, Inc. ......................................... 7,300 796
Invitation Homes, Inc. ................................................... 30,209 1,035
Jones Lang LaSalle, Inc. (a) ................................................ 4,260 1,195
Kilroy Realty Corp. ..................................................... 12,580 522
Kimco Realty Corp. ..................................................... 19,149 490
Mid-America Apartment Communities, Inc. .................................... 6,663 1,094
Mirvac Group ......................................................... 423,440 598
National Storage Affiliates Trust ............................................ 7,423 335
Prologis, Inc. .......................................................... 25,525 2,981
Safehold, Inc. ......................................................... 15,033 321
SBA Communications Corp. ............................................... 5,014 1,134
Scentre Group (a) ....................................................... 355,971 856
Simon Property Group, Inc. ............................................... 13,310 2,444
Summit Hotel Properties, Inc. .............................................. 42,146 277
Sun Communities, Inc. ................................................... 6,832 863
Tanger, Inc. ........................................................... 10,455 387
Terreno Realty Corp. .................................................... 17,090 1,036
The GPT Group ........................................................ 253,918 790
The St. Joe Co. ........................................................ 8,236 421
UDR, Inc. ............................................................ 8,978 412
Unibail-Rodamco-Westfield ............................................... 6,922 567
VICI Properties, Inc. .................................................... 30,693 1,001
Vicinity Ltd. .......................................................... 518,334 732
Vonovia SE (a) ......................................................... 12,871 427
Welltower, Inc. ......................................................... 13,785 1,905
Weyerhaeuser Co. ...................................................... 31,038 1,001
WP Carey, Inc. ......................................................... 5,522 315
Xenia Hotels & Resorts, Inc. ............................................... 23,022 354
Zillow Group, Inc. , Class A (a) .............................................. 9,727 793
42,181
Semiconductors & Semiconductor Equipment (8.2%):
Advanced Micro Devices, Inc. (a) ............................................ 12,876 1,766
Applied Materials, Inc. ................................................... 8,065 1,409
ASML Holding NV ..................................................... 845 577
Broadcom, Inc. ........................................................ 39,847 6,458
Entegris, Inc. .......................................................... 5,566 588
KLA Corp. ........................................................... 1,916 1,240
Lam Research Corp. ..................................................... 16,470 1,217
Micron Technology, Inc. .................................................. 3,976 390
Monolithic Power Systems, Inc. ............................................ 893 507
NVIDIA Corp. ......................................................... 186,802 25,825
QUALCOMM, Inc. ..................................................... 10,384 1,646
41,623
Software (10.8%):
Adobe, Inc. (a) ......................................................... 4,556 2,351
ANSYS, Inc. (a) ........................................................ 1,495 525
Atlassian Corp. , Class A (a) ................................................ 2,059 543
Autodesk, Inc. (a) ....................................................... 4,258 1,243
Cadence Design Systems, Inc. (a) ............................................ 3,407 1,045
Constellation Software, Inc. ............................................... 1,029 3,480
Corpay, Inc. (a) ......................................................... 3,265 1,244
Datadog, Inc. , Class A (a) ................................................. 6,660 1,017
Dynatrace, Inc. (a) ...................................................... 16,427 923
Fair Isaac Corp. (a) ...................................................... 491 1,166
Fortinet, Inc. (a) ........................................................ 10,639 1,011
HubSpot, Inc. (a) ....................................................... 1,299 937

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description Shares
a
Value
(000)
Intuit, Inc. ............................................................ 2,921 $ 1,874
Microsoft Corp. ........................................................ 64,046 27,121
Open Text Corp. ........................................................ 19,705 600
Oracle Corp. .......................................................... 12,345 2,282
Salesforce, Inc. ........................................................ 7,757 2,560
ServiceNow, Inc. (a) ..................................................... 2,469 2,591
Synopsys, Inc. (a) ....................................................... 1,964 1,097
The Descartes Systems Group, Inc. (a) ........................................ 3,960 467
Workday, Inc. , Class A (a) ................................................. 2,340 585
54,662
Technology Hardware, Storage & Peripherals (5.8%):
Apple, Inc. ........................................................... 120,139 28,513
Pure Storage, Inc. , Class A (a) .............................................. 14,710 779
29,292
Utilities (0.8%):
AltaGas Ltd. .......................................................... 22,273 545
Canadian Utilities Ltd. , Class A ............................................. 19,412 498
Consolidated Edison, Inc. ................................................. 4,292 432
Constellation Energy Corp. ................................................ 2,884 740
Enel SpA ............................................................. 62,877 453
Eversource Energy ...................................................... 6,934 447
Hydro One Ltd. (b) ...................................................... 10,370 339
PG&E Corp. .......................................................... 23,830 515
3,969
Total Common Stocks (Cost $361,735)
a
a
a
458,999
Exchange-Traded Funds (5.4%)
VanEck Gold Miners ETF ................................................. 200,615 7,555
Vanguard Real Estate ETF ................................................ 202,139 19,842
Total Exchange-Traded Funds (Cost $26,225)
a
a
a
27,397
Total Investments (Cost $387,960) — 95.8% 486,396
Other assets in excess of liabilities —  4.2% 21,474
NET ASSETS - 100.00% $ 507,870
At November 30, 2024, the Fund's investments in foreign securities were 18.7% of net assets.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$339 (thousands) and amounted to 0.1% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 57 12/20/24 $ 16,218,448 $ 17,246,775 $ 1,028,327
Euro Stoxx 50 Futures ............... 764 12/20/24 39,293,442 38,884,947 (408,495)
FTSE 100 Index Futures .............. 354 12/20/24 37,645,373 37,418,058 (227,315)
Tokyo Price Index Futures ............ 325 12/12/24 58,416,581 58,200,201 (216,380)
$ 176,137
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 208 12/19/24 $ 27,677,891 $ 28,680,348 $ (1,002,457)
E-Mini MSCI Emerging Markets Index
Futures .......................... 657 12/20/24 36,336,170 35,826,210 509,960

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Hang Seng Index Futures ............. 76 12/30/24 $ 9,301,044 $ 9,527,109 $ (226,065)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 263 12/19/24 54,991,553 57,849,104 (2,857,551)
$ (3,576,113)
Total unrealized appreciation $ 1,538,287
Total unrealized depreciation (4,938,263)
Total net unrealized appreciation (depreciation) $ (3,399,976)

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
GPC
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.4%)
Alabama (3.2%):
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 10/1/30) (a) .............................. $ 5,000 $ 5,370
Series A , 5 .25% , 5/1/55 , (Put Date 9/1/32) (a) ............................... 1,500 1,627
Series B , 5 .25% , 12/1/53 , (Put Date 12/1/30) (a) ............................. 4,000 4,328
Series C , 5 .50% , 10/1/54 , (Put Date 6/1/32) (a) .............................. 3,000 3,302
Series C-1 , 5 .25% , 2/1/53 , (Put Date 6/1/29) (a) .............................. 12,000 12,704
Series D-1 , 5 .50% , 6/1/49 , (Put Date 2/1/29) (a) ............................. 4,000 4,270
Series D-3 , 4 .91% ( SOFR + 185 bps ) , 6/1/49 , (Put Date 2/1/29) (a) (b) ............... 2,500 2,577
County of Jefferson Sewer Revenue , 5 .25% , 10/1/45 , Continuously Callable @100 ........ 3,000 3,305
Energy Southeast A Cooperative District Revenue
Series A-1 , 5 .50% , 11/1/53 , (Put Date 1/1/31) (a) ............................. 5,000 5,451
Series B , 5 .25% , 7/1/54 , (Put Date 6/1/32) (a) ............................... 3,000 3,256
Series B-1 , 5 .75% , 4/1/54 , (Put Date 11/1/31) (a) ............................. 2,000 2,224
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,080
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,101
Series A , 5 .25% , 1/1/54 , (Put Date 7/1/29) (a) ............................... 15,000 15,887
Series B , 5 .00% , 1/1/54 , (Put Date 6/1/30) (a) ............................... 3,000 3,194
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 2,013
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,570
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 16,161
The Southeast Alabama Gas Supply District Revenue , Series B , 5 .00% , 6/1/49 , (Put Date
5/1/32) (a) ........................................................ 3,000 3,209
101,629
Arizona (1.9%):
Arizona IDA Revenue , 4 .00% , 12/15/41 , Continuously Callable @100 (c) ............... 955 877
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.) , Series B , 5 .50% , 7/1/25 ......................................... 2,115 2,142
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (c) ............................. 2,000 2,060
4 .00% , 7/1/41 , Continuously Callable @100 (c) ............................. 1,250 1,170
4 .25% , 7/1/44 , Continuously Callable @100 ............................... 1,000 948
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,500 1,645
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (c) ............................. 4,845 5,009
5 .25% , 6/15/42 , Continuously Callable @100 (c) ............................. 4,460 4,580
5 .00% , 6/15/44 , Continuously Callable @100 (c) ............................. 2,000 2,021
Tempe IDA Revenue , Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ............ 2,690 2,600
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,675
4 .00% , 6/15/41 , Continuously Callable @100 (c) ............................. 3,500 3,247
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (c) ..................... 3,000 3,310
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (c) .................... 10,000 10,097
The County of Yavapai IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 ........ 1,000 1,007
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 11,100 11,103
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,681
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,367
59,539
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,300 1,383
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,124
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,060
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... 4,290 4,341
8,908

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
California (0.8%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B , 4 .13% , 7/1/41 , Continuously Callable @100 ......................... $ 2,500 $ 2,566
Series B , 4 .25% , 7/1/43 , Continuously Callable @100 ......................... 3,000 3,069
California Community Choice Financing Authority Revenue , Series G , 5 .25% , 11/1/54 , (Put
Date 4/1/30) (a) .................................................... 1,000 1,077
California Health Facilities Financing Authority Revenue
Series B , 5 .00% , 11/15/38 , Continuously Callable @100 ....................... 1,500 1,635
Series B , 5 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,500 1,611
California School Finance Authority Revenue
5 .00% , 8/1/31 , Continuously Callable @100 (c) ............................. 450 453
5 .00% , 8/1/31 , Pre-refunded 8/1/25 @ 100 (c) ............................... 50 51
5 .00% , 8/1/36 , Continuously Callable @100 (c) ............................. 1,450 1,461
5 .00% , 8/1/36 , Pre-refunded 8/1/25 @ 100 (c) ............................... 150 152
Cerritos Community College District, GO
Series D , 8/1/25 (d) .................................................. 1,510 1,483
Series D , 8/1/27 (d) .................................................. 1,000 936
Series D , 8/1/28 (d) .................................................. 1,000 909
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 370 373
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 3,820
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 438
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/44 , Continuously Callable @100 .................... 1,500 1,654
The El Camino Community College District Foundation, GO , Series C , 8/1/28 (d) ......... 5,500 5,002
26,690
Colorado (1.4%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .25% , 7/1/43 , Continuously
Callable @100 ..................................................... 3,000 3,024
Colorado Health Facilities Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,000 1,006
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,500 1,509
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 4,000 4,018
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,717
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 1,006
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,248
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,524
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,961
Series A , 4 .00% , 8/1/49 , Continuously Callable @100 ......................... 9,715 9,293
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (c) ...................... 7,355 7,544
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,237
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,250 1,229
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 972
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,250 1,266
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 1,000 1,011
42,565
Connecticut (1.6%):
City of New Haven, GO
Series A , 5 .00% , 8/1/28 .............................................. 1,000 1,067
Series A , 5 .50% , 8/1/30 , Continuously Callable @100 ......................... 1,000 1,077
Series A , 5 .50% , 8/1/32 , Continuously Callable @100 ......................... 1,200 1,291
Series A , 5 .50% , 8/1/36 , Continuously Callable @100 ......................... 1,810 1,938
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 414
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 363
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 1,992
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 738

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 7/1/35 , Continuously Callable @100 ............................... $ 1,170 $ 1,190
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,144
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,296
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,112
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 2,030
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 7,017
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 2,021
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 1,000 971
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 2,400 2,475
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,008
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (c) ................................................... 8,100 8,255
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,862
The Metropolitan District, GO , 4 .00% , 7/15/37 , Continuously Callable @100 ............ 1,000 1,016
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,262
51,539
District of Columbia (0.2%):
District of Columbia Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 976
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 837
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 1,010
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,259
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 1,007
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,245
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 499
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 744
7,577
Florida (7.4%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 646
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,037
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,033
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (c) ....... 3,710 3,782
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,485 1,489
4 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,400 1,402
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 3,002
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 3,017
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,291
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 1,019
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 1,117
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,228
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,000 2,021
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,812
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 1,009
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. 700 444
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. 700 407
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 493
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 369
Series A , 9/1/40 , Continuously Callable @67 (d) ............................. 850 449
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 354
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 709
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
4 .00% , 5/1/33 (e) ................................................... 3,470 3,474
4 .35% , 5/1/38 , Continuously Callable @100 (e) ............................. 7,900 8,093

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
County of Broward Airport System Revenue AMT
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ $ 4,395 $ 4,313
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 10,330 9,957
Series B , 4 .00% , 9/1/44 , Continuously Callable @100 ......................... 7,345 7,034
Series B , 4 .00% , 9/1/49 , Continuously Callable @100 ......................... 7,380 6,848
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 7,148
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 9,518
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 7,116
County of Lee Airport Revenue , 5 .00% , 10/1/33 , Continuously Callable @100 ........... 4,000 4,049
County of Lee Airport Revenue AMT , 5 .25% , 10/1/49 , Continuously Callable @100 ....... 3,800 4,099
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 5,064
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,319
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 213
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 860
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,142
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 853
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,262
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 3,030
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 5,355
5 .00% , 2/1/40 , Continuously Callable @100 ............................... 2,845 2,925
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,500 1,599
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 1,500 1,592
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,025
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,685
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,294
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,250 1,296
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,036
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 958
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 713
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 5,621
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 755
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 1,000 969
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,799
Hillsborough County Aviation Authority Revenue AMT , Series B , 5 .50% , 10/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,108
Lee County IDA Revenue
5 .00% , 11/15/39 , Continuously Callable @103 .............................. 1,500 1,527
Series 2019A-1 , 4 .00% , 4/1/37 , Continuously Callable @100 ................... 5,000 5,010
Series 2024-A , 5 .25% , 11/15/44 , Continuously Callable @100 ................... 2,525 2,711
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,011
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 7,000 7,008
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,612
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,256
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,002
Northern Palm Beach County Improvement District Special Assessment , 4 .00% , 8/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,960
Orange County Health Facilities Authority Revenue , Series A , 5 .00% , 10/1/35 , Continuously
Callable @100 ..................................................... 4,000 4,114
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,500

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Palm Beach County Health Facilities Authority Revenue
4 .00% , 8/15/49 , Continuously Callable @100 ............................... $ 6,050 $ 5,961
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,230
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 898
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 249
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 700 710
School District of Broward County Certificate of Participation
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 2,000 2,020
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,020
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (c) .......................... 3,195 3,196
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,754
Volusia County Educational Facility Authority Revenue
Series B , 5 .00% , 10/15/28 , Continuously Callable @100 ....................... 1,000 1,007
Series B , 5 .00% , 10/15/29 , Continuously Callable @100 ....................... 1,000 1,007
Series B , 5 .00% , 10/15/30 , Continuously Callable @100 ....................... 1,500 1,510
Series B , 5 .00% , 10/15/32 , Continuously Callable @100 ....................... 1,560 1,570
231,104
Georgia (3.0%):
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 1,020
Georgia Housing & Finance Authority Revenue , Series C , 4 .55% , 12/1/49 , Continuously
Callable @100 ..................................................... 5,000 5,037
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,772
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,470
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. 3,500 3,876
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,778
Series A , 5 .00% , 6/1/53 , (Put Date 6/1/30) (a) ............................... 7,500 7,956
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (a) .............................. 12,000 12,664
Series B , 5 .00% , 7/1/53 , (Put Date 3/1/30) (a) ............................... 5,000 5,318
Series C , 4 .00% , 5/1/52 , (Put Date 12/1/28) (a) .............................. 12,750 12,892
Series C , 5 .00% , 9/1/53 , (Put Date 9/1/30) (a) ............................... 4,000 4,270
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (a) .............................. 6,000 6,374
Series E-2 , 4 .78% ( SOFR + 170 bps ) , 12/1/53 , (Put Date 6/1/31) (a) (b) .............. 5,000 5,077
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,508
The Burke County Development Authority Revenue
2 .20% , 10/1/32 , Continuously Callable @100 ............................... 1,850 1,631
3 .88% , 10/1/32 , (Put Date 3/6/26) (a) ..................................... 2,500 2,522
1 .35% , 11/1/48 , Continuously Callable @100 (f) ............................. 1,100 1,100
Series A , 1 .50% , 1/1/40 , (Put Date 2/3/25) (a) ............................... 6,500 6,460
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 4,975 4,626
The Development Authority of Monroe County Revenue , 3 .88% , 12/1/41 , (Put Date 3/6/26) (a) 3,500 3,531
92,882
Guam (0.1%):
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,529
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,038
3,567
Idaho (0.5%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 6,084
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,857
Idaho Housing & Finance Association Revenue , Series A , 4 .00% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 3,073
17,014
Illinois (15.4%):
Champaign County Community Unit School District No. 4 Champaign, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,029
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,318

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 6/1/36 , Continuously Callable @100 ............................... $ 1,575 $ 1,606
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,528
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,539
Series A , 12/1/26 (d) ................................................. 3,700 3,391
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,825
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 8,103
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 20,535
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 8,095
Chicago Midway International Airport Revenue , Series B , 4 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 3,000 2,993
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 2,044
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 1,016
Chicago O'Hare International Airport Revenue AMT
Series A , 5 .25% , 1/1/48 , Continuously Callable @100 ......................... 12,500 13,520
Series C , 5 .25% , 1/1/45 , Continuously Callable @100 ......................... 1,600 1,743
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,234
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,325
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,151
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,773
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,607
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,202
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 4 .00% , 12/1/49 ,
Continuously Callable @100 ........................................... 5,005 4,801
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.) , Series A , 4 .00% , 12/1/50 , Continuously Callable @100 ............ 6,385 6,152
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,021
City of Chicago Lakeshore East Special Assessment
3 .04% , 12/1/28 (c) .................................................. 270 258
3 .20% , 12/1/29 (c) .................................................. 325 309
3 .29% , 12/1/30 (c) .................................................. 350 331
3 .38% , 12/1/31 (c) .................................................. 373 351
3 .45% , 12/1/32 (c) .................................................. 300 281
City of Chicago Wastewater Transmission Revenue
Series B , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 8,000 8,267
Series C , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 3,500 3,505
Series C , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,000 1,001
Series C , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 1,250 1,252
City of Chicago Waterworks Revenue
5 .00% , 11/1/31 , Continuously Callable @100 ............................... 2,000 2,001
5 .00% , 11/1/33 , Continuously Callable @100 ............................... 2,000 2,001
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,665 2,782
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,220
5 .25% , 11/1/35 , Continuously Callable @100 ............................... 1,635 1,724
Series 2017-2 , 5 .00% , 11/1/36 , Continuously Callable @100 .................... 3,145 3,279
Series 2017-2 , 5 .00% , 11/1/37 , Continuously Callable @100 .................... 2,500 2,606
City of Chicago, GO
Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ......................... 1,500 1,594
Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 1,300 1,347
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,125 1,092
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,387
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/34 , Continuously Callable @100 ..................................... 3,000 3,012
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,651
Cook County Community College District No. 508, GO , 5 .00% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,650 1,768

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. $ 3,750 $ 3,793
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,240
County of Cook, GO
5 .00% , 11/15/34 , Continuously Callable @100 .............................. 2,000 2,064
5 .00% , 11/15/35 , Continuously Callable @100 .............................. 2,000 2,061
Series A , 5 .00% , 11/15/31 , Continuously Callable @100 ....................... 2,500 2,591
Illinois Educational Facilities Authority Revenue
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,254
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,868
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,594
Illinois Finance Authority Revenue
0.00%, 2/15/27 (g) .................................................. 7,650 1,575
0.00%, 5/15/31 , Continuously Callable @100 (g) ............................ 1,875 1,154
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,561
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 4,000 4,019
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 643
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 4,954
0.00%, 5/15/36 , Continuously Callable @100 (g) ............................ 1,400 861
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 3,001
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 746
2 .45% , 10/1/39 , (Put Date 10/1/29) (a) .................................... 14,000 13,064
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 743
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 985
Series A , 4 .00% , 5/15/27 ............................................. 1,885 1,886
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ 1,000 1,004
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,015
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 1,017
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 1,013
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,743
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,104
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,025
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,014
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,758
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,621
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,834
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,967
Series A , 4 .00% , 7/15/47 , Continuously Callable @100 ........................ 6,500 6,353
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 18,000 18,042
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 1,105 1,105
Illinois Municipal Electric Agency Revenue , Series A , 4 .00% , 2/1/33 , Continuously Callable
@100 ........................................................... 14,650 14,654
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,000 5,088
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,870 5,921
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,647
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 7,000 7,059
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,071
5 .00% , 2/1/36 , Continuously Callable @100 ............................... 6,000 6,076
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,210 1,226
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,267
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 1,000 1,026
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,051
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ 750 769
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,140
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 8,019

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. $ 5,000 $ 4,737
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,815
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,108
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 4,013
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 5,006
Northern Illinois University Certificate of Participation , 4 .25% , 4/1/44 , Continuously Callable
@100 ........................................................... 1,000 985
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,272
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,210
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,378
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,523
Series A , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 11,650 11,801
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 5,141
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,772
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.)
Series B , 5 .00% , 2/1/25 , Continuously Callable @100 ......................... 5,765 5,772
Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ......................... 4,215 4,220
State of Illinois, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 10,000 10,761
Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ......................... 2,500 2,727
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,056
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,004
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,006
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,007
University of Illinois Revenue , Series A , 4 .00% , 4/1/33 , Continuously Callable @100 ...... 12,475 12,583
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,562
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,497
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,443
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,545
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% , 3/1/30 ,
Continuously Callable @100 ........................................... 5,221 5,238
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,040
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,178
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... 2,992 3,042
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,248
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 654
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,835 1,868
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,925 1,959
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,060
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,093
482,180
Indiana (3.6%):
City of Rockport Revenue , Series A , 3 .05% , 6/1/25 ............................... 5,750 5,732
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,165 1,227
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,052
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,308
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,125

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... $ 740 $ 593
7/15/30 , Continuously Callable @96 (d) ................................... 750 587
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,112
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 994
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 6,217
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,288
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,544
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 2,046
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,159
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,197
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,626
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,242
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,925
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,955
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 3,069
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 1,625 1,517
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,518
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 2,049
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 2,116
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,171
4 .25% , 3/1/49 , Continuously Callable @100 ............................... 1,625 1,636
Series A , 3 .13% , 12/1/24 ............................................. 6,000 6,000
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 6,240 6,572
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 8,025
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 7,240 7,574
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 906
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,428
Series A , 4 .25% , 7/1/44 , Continuously Callable @100 ......................... 1,965 1,881
Indiana Housing & Community Development Authority Revenue , Series D-1 , 4 .70% , 7/1/49 ,
Continuously Callable @100 ........................................... 1,500 1,531
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,505
Terre Haute Sanitary District Revenue
5 .25% , 9/28/28 , Continuously Callable @100 ............................... 10,000 10,008
4 .38% , 1/1/49 , Continuously Callable @100 ............................... 5,000 5,004
111,439
Iowa (0.7%):
Iowa Finance Authority Revenue
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,435
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 15,166
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable
@100 ........................................................... 1,500 1,550
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 272
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... 300 302
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 201
22,926
Kansas (0.9%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,540
City of Wichita Revenue , Series K-96 , 4 .63% , 9/1/33 , Continuously Callable @100 ....... 1,775 1,775
Wyandotte County-Kansas City Unified Government Tax Allocation
5 .25% , 9/1/35 , Continuously Callable @103 (c) ............................. 13,835 14,089
5 .75% , 3/1/41 , Continuously Callable @103 (c) ............................. 10,000 10,420
27,824
Kentucky (3.1%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... 470 470
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,091
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... 2,410 2,341
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... 15,000 15,035
Kenton County Airport Board Revenue AMT , Series A , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 5,000 5,387

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. $ 2,900 $ 2,863
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 2,971
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 480 493
Series B-3 , 4 .58% ( MUNIPSA + 140 bps ) , 2/1/46 , (Put Date 2/1/25) (a) (b) ........... 20,000 19,967
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (a) .. 7,000 6,999
Kentucky Public Energy Authority Revenue
Series A-2 , 4 .28% ( SOFR + 120 bps ) , 8/1/52 , (Put Date 8/1/30) (a) (b) ............... 7,500 7,401
Series C-3 , 4 .23% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 20,000 19,903
Kentucky State Property & Building Commission Revenue
5 .00% , 5/1/37 , Continuously Callable @100 ............................... 5,000 5,244
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,039
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,292
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 2,021
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 501
97,018
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,538
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,522
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,510 1,532
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,336
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,130
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,055
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,106
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 18,750 18,197
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 9,014
5 .00% , 7/1/33 , Pre-refunded 7/1/25 @ 100 ................................. 55 56
5 .00% , 5/15/34 , Pre-refunded 5/15/26 @ 100 ............................... 25 26
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,078
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,225 2,270
5 .00% , 7/1/34 , Pre-refunded 7/1/25 @ 100 ................................. 85 86
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,572
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,483
4 .00% , 5/15/35 , Pre-refunded 5/15/26 @ 100 ............................... 35 36
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,058
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,492
4 .00% , 5/15/36 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,603
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 640 677
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 313
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,464
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,119
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 1,005
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 1,005
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,004
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
10/1/37 , Continuously Callable @100 .................................... 2,000 2,106
Parish of St. John the Baptist Revenue , 2 .20% , 6/1/37 , (Put Date 7/1/26) (a) ............. 6,750 6,573
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,343
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 2,375 2,328
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,281
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,465
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 1,500 1,462
104,350

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Lousiana (0.1%):
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... $ 3,000 $ 3,209
Maryland (1.7%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @103 ......................... 3,000 3,036
Series A , 5 .00% , 1/1/36 , Continuously Callable @103 ......................... 1,000 1,005
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,698
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,307
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,044
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,042
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,072
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,305
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,733
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,000 1,005
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 3,600 3,721
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,200 2,212
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,500 2,578
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 858
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,507
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,572
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,623
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,462
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,807
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,642
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,020
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,019
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,333
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,143
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,017
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/49 ,
Continuously Callable @100 ........................................... 2,000 2,181
53,942
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,266
4 .00% , 10/1/32 , Continuously Callable @103 (c) ............................. 3,600 3,599
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,162
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,263
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,009
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 917
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 861
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,243
5 .00% , 10/1/37 , Continuously Callable @103 (c) ............................. 1,000 1,014
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 645
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 342
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 990
5 .00% , 10/1/42 , Continuously Callable @100 ............................... 3,500 3,910
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 456
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 653
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 541
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 707
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 741
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,000 1,008
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,033
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 1,014
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,250 2,279
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 (c) ....................... 1,000 1,048
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,218

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... $ 2,750 $ 2,567
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,135
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,036
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,704
Series I , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,024
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 10,333
Series T1 , 3 .78% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .......... 2,500 2,487
55,205
Michigan (2.1%):
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,421
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,495
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,585
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,539
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,716
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,696
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... 2,775 2,842
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 2,942
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 3,032
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,133
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,832
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,059
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,058
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 6,014
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,056
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 1,001
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,317
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,125 1,362
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,760
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 3,205 3,050
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan
Program) , Series A , 5 .00% , 5/1/25 ....................................... 1,700 1,712
Michigan State Housing Development Authority Revenue , Series D , 4 .45% , 12/1/49 ,
Continuously Callable @100 ........................................... 3,500 3,516
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,559
66,697
Minnesota (0.4%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,137
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/29 , Pre-refunded 11/15/25 @ 100 ............................. 1,750 1,786
5 .00% , 11/15/30 , Pre-refunded 11/15/25 @ 100 ............................. 1,275 1,299
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT , Series B , 5 .25% ,
1/1/44 , Continuously Callable @100 ..................................... 3,000 3,276
11,498
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 5,974
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 4,685 4,691
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,242
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,248
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,824
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,627
19,606
Missouri (1.4%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 500 519
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 772
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 751
Series A , 6 .00% , 3/1/33 , Continuously Callable @102 ......................... 1,780 1,807

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32 , Continuously Callable @103 (g) ............................ $ 1,555 $ 957
0.00%, 5/15/36 , Continuously Callable @103 (g) ............................ 4,565 2,809
Series A , 5 .00% , 2/1/29 , Continuously Callable @104 ......................... 1,000 1,031
Series A , 5 .00% , 2/1/34 , Continuously Callable @104 ......................... 2,000 2,051
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 4,215 4,218
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 22,861
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,540 2,541
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @102 ..... 1,720 1,746
43,064
Nebraska (1.1%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (a) .............................. 17,000 17,961
Series A , 5 .00% , 9/1/37 .............................................. 3,210 3,543
Douglas County Hospital Authority No. 3 Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,250 1,269
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,600 1,623
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S , 4 .00% , 1/1/35 , Continuously Callable @102 ......................... 795 784
Series S , 4 .00% , 1/1/36 , Continuously Callable @102 ......................... 1,240 1,220
Series S , 4 .00% , 1/1/38 , Continuously Callable @102 ......................... 2,595 2,542
Series S , 4 .00% , 1/1/39 , Continuously Callable @102 ......................... 1,800 1,753
Nebraska Investment Finance Authority Revenue , Series G , 4 .55% , 9/1/44 , Continuously
Callable @100 ..................................................... 1,000 1,020
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/49 , Continuously Callable @100 .... 1,750 1,905
33,620
Nevada (1.0%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 640
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,031
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,028
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 1,999
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,895
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,423
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 6,191
City of Sparks Revenue , Series A , 2 .75% , 6/15/28 (c) .............................. 900 890
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,018
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,601
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 2,700 2,902
30,618
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/41 , Continuously Callable @103 ............................... 5,100 4,659
Series A , 5 .00% , 11/1/49 , Continuously Callable @100 ........................ 3,000 3,156
New Hampshire Health and Education Facilities Authority Act Revenue
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 2,880 3,017
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 2,700 2,822
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 ......................... 2,000 2,082
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,561
New Hampshire Housing Finance Authority Revenue , Series C , 4 .63% , 7/1/48 , Continuously
Callable @100 ..................................................... 2,000 2,023
19,320
New Jersey (3.5%):
Casino Reinvestment Development Authority, Inc. Revenue , Series A , 4 .00% , 11/1/44 ,
Continuously Callable @100 ........................................... 1,000 996
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,660 1,730

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... $ 1,250 $ 1,293
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 630 655
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 780
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... 1,000 1,108
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 550
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,455 1,491
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,053
New Jersey Building Authority Revenue
Series A , 4 .00% , 6/15/30 , Pre-refunded 6/15/26 @ 100 ........................ 400 408
Series A , 4 .00% , 6/15/30 , Pre-refunded 6/15/26 @ 100 ........................ 600 612
New Jersey Economic Development Authority Revenue
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,000 2,154
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,519
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 2,012
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 640
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 997
Series B , 5 .00% , 6/15/37 , Continuously Callable @100 ........................ 16,280 17,278
New Jersey Educational Facilities Authority Revenue
Series B , 5 .50% , 9/1/31 , Continuously Callable @100 ......................... 4,590 4,760
Series B , 5 .50% , 9/1/32 , Continuously Callable @100 ......................... 8,075 8,368
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 149
Series F , 4 .00% , 7/1/33 , Pre-refunded 7/1/26 @ 100 .......................... 350 357
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 256
Series F , 4 .00% , 7/1/34 , Pre-refunded 7/1/26 @ 100 .......................... 490 500
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 956
Series F , 4 .00% , 7/1/35 , Pre-refunded 7/1/26 @ 100 .......................... 275 280
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,109
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,488
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,801
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,110
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,111
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,752
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,020
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,513
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (d) ................................................ 11,405 6,702
Series A , 4 .25% , 6/15/40 , Continuously Callable @100 ........................ 2,000 2,076
Series AA , 4 .00% , 6/15/36 , Continuously Callable @100 ...................... 2,500 2,568
Series AA , 4 .00% , 6/15/37 , Continuously Callable @100 ...................... 2,250 2,289
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,024
New Jersey Turnpike Authority Revenue
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 4,725 4,807
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,500 3,566
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... 500 505
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 760
4 .00% , 12/1/31 , Continuously Callable @100 ............................... 500 503
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,036
Series A , 5 .00% , 11/1/30 , Continuously Callable @100 ........................ 500 500
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 750 751
Series A , 5 .00% , 11/1/34 , Continuously Callable @100 ........................ 1,085 1,086
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 4,284
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... 665 697

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... $ 5,000 $ 5,219
109,179
New Mexico (0.4%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 8,684
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 625 646
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 493
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 1,081
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... 300 304
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,205
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4 .00% , 5/1/33 , Continuously Callable @103 (c) ............................. 600 572
4 .25% , 5/1/40 , Continuously Callable @103 (c) ............................. 1,000 938
13,923
New York (5.4%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,377
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,443
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,795
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 694
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 515
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (c) ...................... 1,810 2,048
City of Dunkirk, GO , 7 .50% , 7/24/25 (c) ....................................... 5,731 5,757
City of New York, GO , Series B-3 , 2 .00% , 10/1/46 , Continuously Callable @100 (f) ....... 5,000 5,000
Empire State Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 5,131
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,916
Hudson Yards Infrastructure Corp. Revenue , Series A , 5 .00% , 2/15/38 , Continuously Callable
@100 ........................................................... 2,500 2,606
Metropolitan Transportation Authority Revenue
Series C-1 , 5 .00% , 11/15/29 , Continuously Callable @100 ..................... 7,030 7,461
Series C-1 , 4 .00% , 11/15/32 , Continuously Callable @100 ..................... 9,300 9,440
Series C-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 6,295 6,379
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 9,116
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,790
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 2,000 2,026
Series F , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 2,000 2,026
Series F , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,039
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 3 .88% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 3,000 3,006
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,995
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,180
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,179
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 3,000 3,006
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,070
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,291
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 3,350 3,142
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 5,880
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,781
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (c) ............................. 600 592
6 .00% , 7/1/40 , Continuously Callable @100 (c) ............................. 3,380 3,065
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... 500 500
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 349
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,250 1,243

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... $ 750 $ 737
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 21,843
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,677
Series B , 5 .00% , 2/15/32 , Pre-refunded 2/15/25 @ 100 ........................ 5 5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,301
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .25% , 6/30/42 , Continuously Callable @100 ............................... 4,565 4,570
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 6/15/25 , Continuously Callable @100 ................. 1,670 1,672
Onondaga Civic Development Corp. Revenue , 5 .13% , 8/1/44 , Continuously Callable @100 .. 500 494
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 791
Town of Oyster Bay, GO
4 .00% , 2/15/25 .................................................... 9,750 9,768
4 .00% , 2/15/26 .................................................... 3,000 3,047
Westchester County Local Development Corp. Revenue , 5 .00% , 7/1/38 , Continuously Callable
@100 ........................................................... 750 821
170,566
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/25 .................................................... 320 323
5 .00% , 10/1/30 , Continuously Callable @100 ............................... 1,850 1,851
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 1,090
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 8,000 7,986
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 1,018
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,899
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 573
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,851
17,591
North Dakota (0.5%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,461
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 1,085
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,662
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,697
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 382
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 755
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 4,511
North Dakota Housing Finance Agency Revenue , Series D , 4 .65% , 7/1/49 , Continuously
Callable @100 ..................................................... 3,000 3,024
15,577
Ohio (3.4%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 997
4 .00% , 11/15/37 , Continuously Callable @100 .............................. 800 793
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 500 492
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,257
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .88% , 1/1/49 , Continuously
Callable @102 (c) ................................................... 640 649
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 7,512
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 5,058
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,907
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,443
5 .00% , 2/15/37 , Continuously Callable @100 ............................... 4,000 4,096
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,350 1,362
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,409
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,433

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 9/15/40 , Continuously Callable @100 ............................... $ 1,100 $ 1,144
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 819
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B ,
12/1/25 (d) ........................................................ 4,365 4,244
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 2,004
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 6,004
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,284
5 .25% , 9/1/49 , Continuously Callable @100 ............................... 1,000 1,077
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ 2,405 2,471
County of Warren Revenue , 5 .00% , 7/1/49 , Continuously Callable @100 ............... 2,360 2,472
Ohio Higher Educational Facility Commission Revenue
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 790 836
5 .25% , 5/1/49 , Continuously Callable @100 ............................... 3,000 3,223
Series C , 5 .00% , 5/1/31 , Continuously Callable @100 ......................... 1,000 1,005
Series C , 5 .00% , 5/1/33 , Continuously Callable @100 ......................... 500 502
Ohio Housing Finance Agency Revenue , Series C , 4 .65% , 9/1/49 , Continuously Callable
@100 ........................................................... 1,000 1,024
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 750
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 731
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,240
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,217
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 625
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,345
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,112
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,128
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 1,010
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,809
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,655
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,578
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,514
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,611
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,803
105,645
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 4,176
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 2,000 1,933
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 962
5 .00% , 11/15/30 , Continuously Callable @102 .............................. 1,780 1,819
8,890
Oregon (0.2%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... 1,000 1,017
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 503
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 293
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,853
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 1,500 1,629
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 772
6,067
Pennsylvania (8.9%):
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,602
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 8,000 8,279
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,504

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ $ 3,495 $ 3,508
Allegheny County Sanitary Authority Revenue , 4 .00% , 12/1/49 , Continuously Callable @100 1,000 1,002
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,500 1,513
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,490
Allentown Commercial and IDA Revenue
5 .75% , 6/15/43 , Continuously Callable @100 ............................... 600 646
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,500 2,555
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @103 ............................... 325 330
5 .00% , 10/1/31 , Continuously Callable @103 ............................... 450 456
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,260 2,269
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,887
Chester County IDA Revenue
5 .63% , 10/15/42 , Continuously Callable @100 (c) ............................ 8,875 9,317
4 .25% , 10/1/44 , Continuously Callable @100 (c) ............................. 1,075 1,058
4 .50% , 10/1/49 , Continuously Callable @100 (c) ............................. 800 801
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,775
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
8/1/48 , Continuously Callable @100 ..................................... 10,000 9,466
Clairton Municipal Authority Revenue , Series B , 4 .38% , 12/1/42 , Continuously Callable @100 2,250 2,240
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,034
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,419
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 787
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 837
County of Beaver, GO (INS - Build America Mutual Assurance Co.) , 4 .00% , 4/15/30 ,
Continuously Callable @100 ........................................... 4,490 4,613
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 2,007
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 2,004
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 2,003
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 11/15/29 ,
Continuously Callable @100 ........................................... 5,000 5,085
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,250 1,251
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 2,126
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 2,022
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,017
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... 1,200 1,239
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,308
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 2,250 2,329
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/34 , Continuously Callable
@100 ........................................................... 3,000 3,136
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,383
Lancaster Municipal Authority Revenue , Series A , 5 .00% , 5/1/44 , Continuously Callable @103 1,200 1,279
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 236
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 234
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 666
Lehigh County General Purpose Authority Revenue
5 .00% , 2/1/43 , Continuously Callable @100 ............................... 1,520 1,624
5 .00% , 2/1/44 , Continuously Callable @100 ............................... 2,000 2,128
Montgomery County Higher Education & Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,832
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,934
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,105
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 1,002
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,822

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 9/1/38 , Continuously Callable @100 ............................... $ 900 $ 900
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 995
Montgomery County IDA Revenue
5 .00% , 11/1/44 , Continuously Callable @100 ............................... 1,440 1,486
5 .25% , 11/1/49 , Continuously Callable @100 ............................... 1,340 1,394
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 4/1/33 , Continuously Callable @100 ......................... 1,000 1,012
Series B , 5 .00% , 4/1/34 , Continuously Callable @100 ......................... 1,500 1,517
Series B , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,500 1,517
Northeastern Pennsylvania Hospital and Education Authority Revenue , Series A , 5 .00% ,
3/1/37 , Continuously Callable @100 ..................................... 1,525 1,529
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,764
4 .00% , 7/1/41 , Continuously Callable @103 ............................... 1,050 1,038
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 1,121
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 3,183
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 5 .25% , 7/15/25 , Continuously Callable @100 ........................ 1,730 1,731
Series B-1 , 4 .25% , 11/1/48 , Continuously Callable @100 ...................... 10,000 10,003
Pennsylvania Housing Finance Agency Revenue
Series -145A , 4 .60% , 10/1/44 , Continuously Callable @100 .................... 3,000 3,044
Series -146A , 4 .50% , 10/1/44 , Continuously Callable @100 .................... 3,000 3,027
Series -147A , 4 .70% , 10/1/49 , Continuously Callable @100 .................... 2,000 2,017
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 , Continuously Callable @100 ............................... 8,255 8,373
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,227
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 1,675 1,847
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 20,141
Series B , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 2,000 2,029
Series B , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 2,000 2,029
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 788
5 .00% , 5/1/38 , Continuously Callable @100 ............................... 2,500 2,624
5 .00% , 6/15/40 , Continuously Callable @100 (c) ............................. 900 914
5 .50% , 6/15/43 , Continuously Callable @100 (c) ............................. 1,750 1,825
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 309
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,063
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,544
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,049
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,600 1,679
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 785
State Public School Building Authority Revenue , Series A , 5 .00% , 6/1/29 , Continuously
Callable @100 ..................................................... 10,000 10,382
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,342
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,196
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 1,000 1,048
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 501 547
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 6,720 6,720
Series B1 , 6 .00% , 6/30/44 , Continuously Callable @86 (e) ...................... 3,358 2,506
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,056
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,055
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,052
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,720
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,616
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,167
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,129
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 4,000 4,104

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... $ 5,100 $ 5,227
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,181
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,374
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,293
279,379
Rhode Island (0.6%):
Rhode Island Health and Educational Building Corp. Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 575 628
5 .00% , 5/15/41 , Continuously Callable @100 ............................... 625 681
5 .00% , 5/15/42 , Continuously Callable @100 ............................... 750 814
5 .00% , 5/15/43 , Continuously Callable @100 ............................... 675 729
5 .00% , 5/15/44 , Continuously Callable @100 ............................... 750 807
Rhode Island Housing & Mortgage Finance Corp. Revenue , 4 .60% , 10/1/44 , Continuously
Callable @100 ..................................................... 3,000 3,079
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,380
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,438
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,011
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,011
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,500 2,514
19,092
South Carolina (0.9%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously
Callable @100 ..................................................... 3,250 3,534
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... 1,000 1,014
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,012
Patriots Energy Group Financing Agency Revenue , Series A1 , 5 .25% , 10/1/54 , (Put Date
8/1/31) (a) ........................................................ 3,000 3,268
South Carolina Jobs-Economic Development Authority Revenue , 5 .50% , 11/15/44 ,
Continuously Callable @100 ........................................... 500 538
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 10,029
Series A , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 7,000 7,154
Series B , 4 .13% , 12/1/44 , Continuously Callable @100 ........................ 1,880 1,898
28,447
South Dakota (0.0%):(h)
South Dakota Housing Development Authority Revenue , Series C , 4 .70% , 11/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,014
Tennessee (1.5%):
Greeneville Health & Educational Facilities Board Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,710 2,817
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,000 3,115
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,500 3,629
Knox County Health Educational & Housing Facility Board Revenue
Series A-1 , 5 .00% , 7/1/39 , Continuously Callable @100 ....................... 450 497
Series A-1 , 5 .00% , 7/1/40 , Continuously Callable @100 ....................... 420 462
Series A-1 , 5 .00% , 7/1/41 , Continuously Callable @100 ....................... 825 904
Series A-1 , 5 .00% , 7/1/42 , Continuously Callable @100 ....................... 1,100 1,199
Series A-1 , 5 .00% , 7/1/43 , Continuously Callable @100 ....................... 550 597
Series A-1 , 5 .00% , 7/1/44 , Continuously Callable @100 ....................... 625 675
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,584
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 645
4/1/33 , Continuously Callable @96 (d) .................................... 625 450
4/1/34 , Continuously Callable @94 (d) .................................... 875 595
4/1/35 , Continuously Callable @92 (d) .................................... 875 566
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .00% , 6/1/44 ,
Continuously Callable @100 (c) ......................................... 1,000 1,032

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) .............. $ 12,500 $ 13,478
Tennessee Energy Acquisition Corp. Revenue , Series A-1 , 5 .00% , 5/1/53 , (Put Date 5/1/28) (a) 10,000 10,412
46,657
Texas (9.1%):
Arlington Higher Education Finance Corp. Revenue , 4 .88% , 6/15/56 , (Put Date 6/15/26) (a) (c) 2,000 2,008
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 10,000 9,965
4 .13% , 8/15/49 , Continuously Callable @100 ............................... 4,600 4,622
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,114
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) ,
4 .00% , 2/15/49 , Continuously Callable @100 ............................... 5,000 5,036
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,765
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 3,014
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,653
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,611
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,711
5 .25% , 12/1/35 , Continuously Callable @100 ............................... 5,150 5,185
Central Texas Regional Mobility Authority Revenue , 1/1/26 (d) ...................... 2,535 2,450
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,581
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ 1,500 1,579
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,257
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,466
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,591
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,824
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,115
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,061
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 1,009
City of Galveston Wharves & Terminal Revenue AMT , Series A , 5 .50% , 8/1/41 , Continuously
Callable @100 ..................................................... 500 554
City of Houston Airport System Revenue AMT , Series B , 5 .50% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 3,240
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 2,300 2,302
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 5,615 5,621
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,350
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,152
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,576
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 748
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 1,011
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 1,010
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,511
Clifton Higher Education Finance Corp. Revenue
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,089
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,133
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,181
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,221
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 1,025
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,186
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,327
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,424
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,778
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,921
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 4,068
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,350
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,313

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .13% , 2/15/49 , Continuously Callable @100 ............................... $ 1,000 $ 994
EP Essential Housing WF PFC Revenue , 4 .25% , 12/1/34 , Continuously Callable @100 ..... 1,150 1,154
Grayson County Junior College District, GO , 4 .00% , 2/15/49 , Continuously Callable @100 .. 1,350 1,333
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/28 ,
Continuously Callable @100 ........................................... 1,150 1,145
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 753
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,037
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 2,500 2,508
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,228
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,396
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,023
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,517
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,710
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 5,405 5,406
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26 (g) .................................................. 1,049 12
0.00%, 2/15/35 , Continuously Callable @100 (g) ............................ 364 4
New Hope Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/1/31 , Continuously Callable @102 ............................... 1,000 1,014
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 1,475 1,439
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (g) ...................... 7,500 7,455
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,648
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 2,012
4 .00% , 4/1/34 , Continuously Callable @100 ............................... 4,470 4,492
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,655
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,153
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,079
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 5,485 5,544
North Texas Tollway Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,515 1,542
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... 14,120 14,141
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 1,087
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , 1/1/29 (d) ....... 20,000 17,548
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 2,009
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,701
Permanent University Fund - University of Texas System Revenue
Series B , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,230 2,251
Series B , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 3,250 3,280
Series B , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,500 2,522
Port of Port Arthur Navigation District Revenue
Series A , 1 .40% , 4/1/40 , Continuously Callable @100 (f) ....................... 1,715 1,715
Series B , 1 .40% , 4/1/40 , Continuously Callable @100 (f) ....................... 15,460 15,460
Series C , 1 .40% , 4/1/40 , Continuously Callable @100 (f) ....................... 8,300 8,300
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 673
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 915
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 810
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,197
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,299
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,414
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,205
5 .00% , 10/1/44 , Continuously Callable @103 ............................... 1,200 1,297
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,453

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... $ 3,300 $ 3,316
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,868
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 2,155
Town of Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured
Guaranty Municipal Corp.) , 5 .00% , 6/1/33 , Continuously Callable @100 ........... 6,960 7,010
286,588
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/36 , Continuously Callable @103 ....................... 1,045 983
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,000 912
1,895
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... 4,190 4,126
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,942
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (c) ............................. 3,000 2,950
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,528
13,546
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/30 , Continuously Callable
@100 (c) ......................................................... 6,500 6,541
Virginia (0.9%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,176
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,203
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 764
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,668
5 .00% , 6/15/35 , Continuously Callable @100 ............................... 1,930 1,965
Virginia College Building Authority Revenue , 4 .00% , 2/1/36 , Continuously Callable @100 .. 3,000 3,037
Virginia Housing Development Authority Revenue
Series D , 4 .65% , 1/1/50 , Continuously Callable @100 ........................ 2,000 2,029
Series H , 4 .63% , 12/1/49 , Continuously Callable @100 ........................ 1,200 1,218
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... 500 500
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 5,987
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,946
Series A , 4 .50% , 12/1/44 , Continuously Callable @102 ........................ 1,850 1,846
29,339
Washington (1.4%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 8,000 8,590
King County Public Hospital District No. 2, GO , 5 .25% , 12/1/45 , Continuously Callable @100 2,500 2,723
Port of Seattle Revenue AMT , Series B , 5 .25% , 7/1/49 , Continuously Callable @100 ...... 4,000 4,321
Skagit County Public Hospital District No. 1 Revenue
5 .50% , 12/1/38 , Continuously Callable @100 ............................... 300 337
5 .50% , 12/1/39 , Continuously Callable @100 ............................... 500 560
5 .50% , 12/1/40 , Continuously Callable @100 ............................... 500 559
5 .50% , 12/1/41 , Continuously Callable @100 ............................... 325 362
5 .50% , 12/1/42 , Continuously Callable @100 ............................... 300 333
5 .50% , 12/1/43 , Continuously Callable @100 ............................... 500 552
5 .50% , 12/1/44 , Continuously Callable @100 ............................... 450 494
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,427
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,817
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,318
5 .00% , 8/15/36 , Continuously Callable @100 ............................... 2,500 2,558
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 3,063
5 .00% , 8/15/37 , Continuously Callable @100 ............................... 2,400 2,453
4 .00% , 12/1/45 , Continuously Callable @100 (c) ............................. 2,080 2,027

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (c) ............................. $ 1,000 $ 1,104
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,706
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 3,225 3,410
Series A-1 , 3 .50% , 12/20/35 ........................................... 2,558 2,410
44,124
West Virginia (0.8%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 3,016
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,131
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,078
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,038
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,922
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,084
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,495
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... 5,000 5,079
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,521
25,364
Wisconsin (2.1%):
Public Finance Authority Revenue
3 .00% , 4/1/25 (c) ................................................... 5 5
3 .00% , 4/1/25 (c) ................................................... 115 115
4 .00% , 3/1/29 (c) ................................................... 890 864
4 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 195 192
4 .00% , 9/1/29 , Continuously Callable @103 (c) ............................. 1,250 1,232
4 .00% , 3/1/30 (c) ................................................... 950 913
4 .00% , 3/1/34 , Continuously Callable @100 (c) ............................. 3,520 3,259
5 .00% , 4/1/35 , Continuously Callable @100 ............................... 785 826
5 .25% , 5/15/37 , Continuously Callable @102 (c) ............................. 1,000 1,010
5 .00% , 6/15/39 , Continuously Callable @100 (c) ............................. 410 412
5 .00% , 9/1/39 , Continuously Callable @103 (c) ............................. 2,230 2,279
5 .00% , 1/1/40 , Continuously Callable @100 ............................... 3,500 3,608
5 .00% , 4/1/40 , Pre-refunded 4/1/30 @ 100 (c) ............................... 95 106
5 .00% , 4/1/40 , Continuously Callable @100 (c) ............................. 1,080 1,104
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,142
4 .00% , 4/1/42 , Continuously Callable @100 (c) ............................. 900 835
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 4,321
6 .63% , 7/1/43 , Continuously Callable @100 (c) ............................. 485 514
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,343
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,287
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 711
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,907
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (c) ....................... 2,000 2,196
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (c) ....................... 300 321
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 2,750 2,634
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (c) ..................... 675 629
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,508
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .00% , 4/1/44 , Continuously
Callable @100 ..................................................... 1,300 1,302
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 360
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 368
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 386
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 405 397
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,387
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 739
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 708
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,855
Series A , 4 .38% , 11/1/39 , Continuously Callable @100 ........................ 5,000 5,019
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 502
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 469
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 500

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 2/15/37 , Continuously Callable @100 ............................... $ 1,000 $ 998
65,263
Total Municipal Bonds (Cost $3,162,350)
a
a
a
3,120,217
Total Investments (Cost $3,162,350) — 99.4% 3,120,217
Other assets in excess of liabilities —  0.6% 18,327
NET ASSETS - 100.00% $ 3,138,544
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$151,526 (thousands) and amounted to 4.8% of net assets.
(d) Zero-coupon bond.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Amount represents less than 0.05% of net assets.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.1%)
Alabama (0.7%):
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ $ 1,000 $ 1,105
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,739
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,540
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,679
Mobile County IDA Revenue AMT , Series A , 5 .00% , 6/1/54 , Continuously Callable @100 .. 500 513
12,576
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 942
Arizona (2.3%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 622
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,749
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,125
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,723
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,610
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 917
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 10,029
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (a) ............. 3,000 3,110
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,232
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 2,500 2,153
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (a) ..................... 3,750 4,100
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,715
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,202
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,002
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,281
39,570
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (b) ......................................................... 1,000 885
7/1/29 (b) ......................................................... 1,165 993
7/1/30 (b) ......................................................... 1,150 941
7/1/36 (b) ......................................................... 2,500 1,560
4,379
California (5.0%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 3,095
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 1,029
California State Public Works Board Revenue , Series B , 5 .00% , 10/1/39 , Continuously
Callable @100 ..................................................... 3,500 3,505
Cerritos Community College District, GO
Series D , 8/1/31 (b) .................................................. 1,000 829
Series D , 8/1/32 (b) .................................................. 2,500 1,938
Series D , 8/1/33 (b) .................................................. 2,175 1,679
Series D , 8/1/34 (b) .................................................. 1,000 743
Series D , 8/1/35 (b) .................................................. 1,500 1,072
Series D , 8/1/36 (b) .................................................. 2,200 1,510
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (b) .................................................. 8,500 4,497
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (b) ......................................................... 10,000 5,004
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,442

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Los Alamitos Unified School District Certificate of Participation
5 .95% , 8/1/34 , Continuously Callable @100 (c) ............................. $ 1,200 $ 1,329
6 .05% , 8/1/42 , Continuously Callable @100 (c) ............................. 4,000 4,473
Paramount Unified School District, GO
8/1/34 (b) ......................................................... 1,860 1,301
8/1/35 (b) ......................................................... 2,000 1,342
8/1/36 (b) ......................................................... 2,750 1,861
8/1/37 (b) ......................................................... 2,750 1,779
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,563
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,002
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,534
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (b) .................................................. 13,605 9,102
Series G , 8/1/37 (b) .................................................. 14,285 9,146
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (b) ........................................... 15,000 12,504
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (b) ......................................................... 8,885 6,455
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (b) .................................................. 3,000 2,156
Series C , 8/1/38 (b) .................................................. 3,000 1,864
86,754
Colorado (2.0%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 587
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 765
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,011
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 666
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,340
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,114
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 2,014
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 7,250 6,616
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously
Callable @100 ..................................................... 750 725
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (b) ............................. 10,000 5,969
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 3,500 3,530
Series A , 5 .00% , 12/1/51 , Continuously Callable @100 ........................ 2,000 2,011
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,103
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,005
34,456
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,250
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,807
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 3,000
9,057
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,309
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,140 1,165
2,474
Florida (7.9%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... 700 628
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,265

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (a) ....... $ 1,750 $ 1,790
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 2,004
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,006
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,390
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 8,000 7,107
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,498
City of Venice Revenue , Series A , 5 .50% , 1/1/55 , Continuously Callable @103 (a) ......... 755 778
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 2,500 2,686
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,752
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 21,423
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,078
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,883
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,672
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 558
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,382
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500 436
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,512
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,182
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,275
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 879
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 1,017
4 .13% , 12/1/54 , Continuously Callable @100 ............................... 1,000 978
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 12,500
Series 2019A-1 , 4 .00% , 4/1/49 , Continuously Callable @100 ................... 4,500 4,280
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 949
Series C , 5 .00% , 11/15/54 , Continuously Callable @103 ....................... 2,000 2,083
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,389
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,003
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 5,094
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,949
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,500
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,840
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 154
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 5,000
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 258
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 1,046
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,000 1,005
5 .00% , 1/1/55 , Continuously Callable @103 ............................... 1,000 1,002
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... 1,835 1,837
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... 5,000 4,965
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 6,000 5,380
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 1/1/25 @ 100 .............. 2,200 2,202
Volusia County Educational Facility Authority Revenue , Series B , 5 .00% , 10/15/45 , Pre-
refunded 4/15/25 @ 100 .............................................. 2,000 2,014
138,629

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Georgia (1.5%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... $ 1,000 $ 1,078
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,991
Development Authority of Floyd County Revenue , Series GA , 1 .35% , 9/1/26 , Continuously
Callable @100 (d) ................................................... 1,000 1,000
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously
Callable @100 ..................................................... 13,000 12,767
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,511
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 3,306
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 1,092
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,703
The Burke County Development Authority Revenue , 1 .35% , 11/1/48 , Continuously Callable
@100 (d) ......................................................... 1,500 1,500
26,948
Illinois (12.8%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,778
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,653
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,812
Series H , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 5,000 5,070
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/41 , Continuously Callable @100 ......................... 2,500 2,526
Series B , 5 .00% , 1/1/46 , Continuously Callable @100 ......................... 3,500 3,529
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 5,122
Chicago Park District, GO
Series A , 5 .00% , 1/1/40 , Continuously Callable @100 ......................... 3,000 3,030
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,202
City of Chicago Wastewater Transmission Revenue
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 3,000 3,073
Series C , 5 .00% , 1/1/39 , Continuously Callable @100 ......................... 3,000 3,004
City of Chicago Waterworks Revenue , 5 .00% , 11/1/44 , Continuously Callable @100 ....... 3,000 3,002
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 3,619
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/40 , Continuously Callable @100 ..................................... 3,000 3,005
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,810
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 8,092
County of Will, GO , 4 .00% , 11/15/47 , Continuously Callable @100 ................... 2,000 1,985
Illinois Finance Authority Revenue
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 7,065
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 2,005
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 760
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,000 2,008
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 4,238
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 758
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 2,032
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,294
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 1,034
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 1,032
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,826
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... 6,000 6,002
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 708
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 12,440
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ 1,000 1,007
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,163
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 502
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 3,114

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ $ 20 $ 21
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 10,175 10,164
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 320 329
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 485 499
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,984
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,908
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 9,008
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 596
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 42,693
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 14,748
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,038
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 2,275 2,487
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,000 2,112
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,004
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,002
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,201
224,094
Indiana (2.1%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,549
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,611
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 2,014
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,966
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 1,093
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,025
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 922
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,794
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 1,042
Indiana Housing & Community Development Authority Revenue , Series D-1 , 4 .75% , 7/1/54 ,
Continuously Callable @100 ........................................... 1,000 1,023
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 7,003
36,042
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 6,249
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable
@100 ........................................................... 1,000 1,058
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 959
8,266
Kansas (1.1%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (a) ....................... 2,500 2,510
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 5,119
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 870
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,242
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (a) ......................................... 7,600 7,919
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 2,012
19,672
Kentucky (1.3%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,018

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. $ 3,000 $ 2,882
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,528
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 984
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,389
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 3,078
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 501
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 2,053
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 6,272
22,705
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue
5 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,000 1,015
Series B , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 5,500 5,622
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 971
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,108
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 7,030
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 6,250 6,066
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,731
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 5,084
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 8,019
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,237
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 5,093
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 400 408
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 2,033
Series A , 5 .00% , 11/1/45 , Pre-refunded 11/1/25 @ 100 ........................ 3,000 3,059
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 969
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 8,602
58,093
Lousiana (0.1%):
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/51 , Continuously Callable
@100 ........................................................... 2,310 2,468
Maine (0.5%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 7,838
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/54 ,
Continuously Callable @100 ........................................... 2,000 2,163
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 996
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 3,306
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 811
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,546
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,974
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,899
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,426
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 879

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ $ 3,000 $ 3,004
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 970
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 4,000 4,034
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 10,276
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,232
33,353
Michigan (2.8%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B , 4 .00% , 2/1/41 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 2/1/46 , Continuously Callable @100 ......................... 2,900 2,939
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,607
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,313
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,317
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 3,117
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,812
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 4,075
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,042
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,932
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 961
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 2,000 1,903
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 902
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 3,184
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,724
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,869
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,461
48,160
Missouri (3.3%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 772
Series A , 6 .00% , 3/1/33 , Continuously Callable @102 ......................... 1,785 1,812
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,997
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 422
0.00%, 5/15/40 , Continuously Callable @103 (e) ............................. 5,510 3,390
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 379
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 9,417
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 907
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,086
Series A , 5 .00% , 2/1/42 , Continuously Callable @104 ......................... 3,500 3,591
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,401
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,639
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 17,520
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 2,005
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,004
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,176
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @102 ..... 1,725 1,751
58,269
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... 4,000 4,000
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 1,000 985
4,985
Nebraska (1.6%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 15,186

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... $ 3,400 $ 3,424
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 6,849
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/54 , Continuously Callable @100 .... 1,500 1,628
27,087
Nevada (1.2%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,823
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,415
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 12,160
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,071
20,469
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,628
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,049
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,071
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,913
7,661
New Jersey (3.2%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,117
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,976
4 .00% , 6/15/49 , Continuously Callable @100 ............................... 4,000 3,971
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 3,084
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 5,000 5,350
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,658
Series WW , 5 .25% , 6/15/40 , Pre-refunded 6/15/25 @ 100 ...................... 2,835 2,869
Series WW , 5 .25% , 6/15/40 , Pre-refunded 6/15/25 @ 100 ...................... 165 167
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,228
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,130
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,372
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,359
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,255
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 4 .00% , 6/15/50 ,
Continuously Callable @100 ........................................... 15,000 14,809
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,444
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 523
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 3,109
55,421
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 8,439
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (a) ................................... 670 628
9,067
New York (3.8%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 4,000 3,510
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 711
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (a) ...................... 2,500 2,833
City of New York, GO , Series B-3 , 2 .00% , 10/1/46 , Continuously Callable @100 (d) ....... 1,580 1,580

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Empire State Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously Callable
@100 ........................................................... $ 5,000 $ 5,026
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series A , 11/15/32 (b) .. 5,000 3,717
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (f) ........................................................ 5,490 6,039
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 2,000 2,004
New York City Municipal Water Finance Authority Revenue , Series DD , 2 .00% , 6/15/33 ,
Continuously Callable @100 (d) ........................................ 2,200 2,200
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 15,255 17,783
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,380
New York State Dormitory Authority Revenue
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 2,000 2,156
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 3,000 2,833
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 5,097
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 714
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (b) ................................................ 5,000 3,935
Series A , 11/15/32 (b) ................................................ 3,000 2,263
Series B , 11/15/32 (b) ................................................ 2,500 1,935
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,017
66,733
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 2,725 2,746
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 2,117
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 1,000 894
5,757
North Dakota (0.7%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 2,126
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,503
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 7,519
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,456
12,604
Ohio (3.3%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,630
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,845
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 9,111
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 5,000 5,195
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,506
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 2,175
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 6,000 6,100
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,308
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,808
5 .25% , 9/1/54 , Continuously Callable @100 ............................... 1,500 1,609
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 9,313
County of Warren Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 ............... 1,785 1,862
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... 4,475 4,807
5 .25% , 5/1/54 , Continuously Callable @100 ............................... 1,500 1,611
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 625
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,882
58,387
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 3,524
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,352

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... $ 10,000 $ 9,950
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 2,058
19,884
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 560 561
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,948
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,727
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 855
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,083
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 1,007
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 474
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,390
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@102 ........................................................... 1,180 1,050
12,095
Pennsylvania (8.2%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 7,054
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,557
Allegheny County Sanitary Authority Revenue , 4 .13% , 12/1/55 , Continuously Callable @100 500 505
Allentown Commercial and IDA Revenue
5 .00% , 7/1/50 , Continuously Callable @100 ............................... 2,000 2,029
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,715
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5 .00% , 12/1/45 , Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,022
5 .00% , 12/1/48 , Pre-refunded 12/1/25 @ 100 ............................... 300 306
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 1,014
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,281
Berks County IDA Revenue , 5 .00% , 5/15/48 , Pre-refunded 5/15/25 @ 102 .............. 1,000 1,029
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,883
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,456
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 1,089
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,880
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (a) ............................ 1,775 1,879
4 .50% , 10/1/54 , Continuously Callable @100 (a) ............................. 645 645
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... 3,250 3,266
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,035
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,325
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 10,628
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,329
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,147
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 918
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 834
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... 8,000 7,636
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 2,034
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 2,008
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,878
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,508

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Northeastern Pennsylvania Hospital & Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... $ 1,000 $ 1,006
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,346
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 966
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 2,258
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 4 .00% , 7/15/46 , Continuously Callable @100 ........................ 2,025 1,792
Series B2 , 4 .38% , 11/1/54 , Continuously Callable @100 ....................... 1,200 1,198
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 5,567
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,045
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,967
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 3,000 3,026
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,128
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,332
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,476
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,317
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 1,064
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 1,029
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 885 927
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 444 484
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 5,950 5,950
Series B1 , 6 .00% , 6/30/44 , Continuously Callable @86 (c) ...................... 2,973 2,218
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,604
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,021
Series F , 5 .00% , 9/1/38 , Pre-refunded 9/1/26 @ 100 .......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,039
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 752
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,104
142,516
South Carolina (0.6%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously
Callable @100 ..................................................... 1,500 1,627
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... 2,500 2,442
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,877
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,895
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 1,057
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 1,010
9,908
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 2,065
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,097
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 5,058
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 900
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,515
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (a) ......................................... 1,000 1,028
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (f) ............... 5,000 5,391
17,054

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Texas (15.2%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... $ 10,000 $ 9,765
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 2,178
4 .13% , 8/15/54 , Continuously Callable @100 ............................... 500 494
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,043
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 7,275
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @104 ............................... 600 580
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 6,952
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 4,960
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (b) ........................................................ 18,530 15,412
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,704
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 5,900 5,914
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 974
City of Houston Airport System Revenue AMT , Series B , 5 .50% , 7/15/39 , Continuously
Callable @100 ..................................................... 1,500 1,622
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,718
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 704
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,508
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,250 4,257
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 11,002
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 10,000 10,359
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 491
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,622
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,594
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 1,250 1,249
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 4,413
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,979
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 2,000 1,914
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 5,800
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 14,556
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,914
Manor Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
8/1/52 , Continuously Callable @100 ..................................... 15,095 15,614
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,617
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 6,001
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 15,398
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 1,082
Series A-1 , 7 .50% , 11/15/37 ........................................... 410 343
Series A-2 , 7 .50% , 11/15/36 ........................................... 2,565 2,078
Series B , 2 .00% ( 2 .00 % PIK) , 11/15/61 , Continuously Callable @105 (e) ........... 10,941 575
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 1,017
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,874

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 9/1/37 , Pre-refunded 9/1/31 @ 64.1040 (b) .......................... $ 3,000 $ 1,555
Series B , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 5,000 5,007
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 5,000 5,102
Port of Port Arthur Navigation District Revenue
Series A , 1 .40% , 4/1/40 , Continuously Callable @100 (d) ...................... 6,400 6,400
Series B , 1 .40% , 4/1/40 , Continuously Callable @100 (d) ...................... 6,800 6,800
Series C , 1 .40% , 4/1/40 , Continuously Callable @100 (d) ...................... 3,180 3,180
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,803
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 3,031
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 822
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 1,003
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 55
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... 2,945 44
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,999
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 5,137
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,373
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,490
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,650
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,936
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,600
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,892
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,870
265,301
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,500 1,368
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 1,000 856
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (a) ...................... 500 517
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,550 1,433
4,174
Vermont (0.6%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,350 1,238
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 7,000
6 .00% , 10/1/52 , Continuously Callable @100 (a) ............................. 2,000 1,968
10,206
Virginia (0.6%):
Alexandria IDA Revenue
5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,645
5 .00% , 10/1/50 , Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,441
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @103 (e) ....................... 1,643 1,157
Series B , 6 .05% , 3/1/44 , Continuously Callable @103 ......................... 1,547 1,397
Series C , 2 .25% , 3/1/54 , Continuously Callable @100 (e) ....................... 6,327 2,691
10,331
Washington (1.7%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,137
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,203
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,895
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,074

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... $ 5,500 $ 5,217
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,206
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (a) ............................. 3,055 2,965
6 .13% , 7/1/53 , Continuously Callable @103 (a) ............................. 2,000 2,199
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,146
Series A-1 , 3 .50% , 12/20/35 ........................................... 947 893
29,935
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 2,052
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 3,016
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,971
7,039
Wisconsin (3.3%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (a) ............................. 2,200 2,216
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,218
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 468
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,458
5 .00% , 6/15/49 , Continuously Callable @100 (a) ............................. 520 520
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,500
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,447
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,184
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,913
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 2,162
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 3,063
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 1,011
5 .00% , 2/1/54 , Continuously Callable @100 ............................... 500 512
5 .00% , 6/15/54 , Continuously Callable @100 (a) ............................. 455 452
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 3,118
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 4,547
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 10,536
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 862
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (a) ....................... 570 611
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,701
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (a) ..................... 2,870 2,487
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 987
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 986
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,309
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,528
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 120 106
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,211
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 377
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 3,000 2,478
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ 475 428
58,396
Total Municipal Bonds (Cost $1,778,192)
a
a
a
1,731,918
Total Investments (Cost $1,778,192) — 99.1% 1,731,918
Other assets in excess of liabilities —  0.9% 16,363
NET ASSETS - 100.00% $ 1,748,281
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$43,308 (thousands) and amounted to 2.5% of net assets.
(b) Zero-coupon bond.
(c) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Put Bond.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.4%)
Alabama (6.4%):
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , (Put Date 12/1/26) (a) .................................... $ 3,000 $ 3,015
Series A , 5 .00% , 9/1/25 .............................................. 200 202
Series A , 5 .00% , 9/1/26 .............................................. 200 204
Series B , 5 .00% , 9/1/26 .............................................. 2,330 2,381
Series B , 5 .00% , 10/1/55 , (Put Date 9/1/32) (a) .............................. 3,585 3,840
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,025
Series C , 5 .00% , 5/1/55 , (Put Date 7/1/31) (a) ............................... 2,000 2,131
Series C-1 , 5 .25% , 6/1/25 ............................................. 600 603
Series D , 5 .00% , 11/1/26 ............................................. 1,000 1,023
Series D2 , 4 .48% ( SOFR + 140 bps ) , 7/1/52 , (Put Date 6/1/27) (a) (b) ................ 3,300 3,351
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,412
Energy Southeast A Cooperative District Revenue
Series B , 5 .00% , 12/1/26 ............................................. 250 256
Series B , 5 .00% , 6/1/27 .............................................. 200 206
Series B , 5 .00% , 12/1/27 ............................................. 250 260
Selma Industrial Development Board Revenue
1 .38% , 5/1/34 , (Put Date 6/16/25) (a) ..................................... 5,875 5,790
Series A , 3 .45% , 11/1/33 , (Put Date 10/1/31) (a) ............................. 4,525 4,486
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/25 .............................................. 640 643
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,787
Series A , 5 .00% , 11/1/26 .............................................. 2,060 2,097
Series A , 5 .00% , 11/1/27 .............................................. 1,975 2,031
Series A , 5 .00% , 11/1/33 .............................................. 2,070 2,181
Series C , 5 .00% , 11/1/55 , (Put Date 11/1/32) (a) ............................. 1,500 1,618
The Southeast Alabama Gas Supply District Revenue
Series A , 5 .00% , 4/1/25 .............................................. 1,000 1,003
Series B , 5 .00% , 5/1/25 .............................................. 1,000 1,004
42,549
Arizona (1.3%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (c) ............................ 470 437
Series B , 4 .00% , 7/1/31 .............................................. 250 253
Chandler IDA Revenue AMT , 4 .00% , 6/1/49 , (Put Date 6/1/29) (a) .................... 2,500 2,507
Maricopa County IDA Revenue
4 .00% , 7/1/29 (c) ................................................... 750 750
3 .00% , 7/1/31 (c) ................................................... 500 475
Sierra Vista IDA Revenue , 5 .00% , 6/15/34 , Continuously Callable @100 (c) ............. 1,250 1,291
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 240
Series A , 4 .00% , 12/1/27 ............................................. 355 354
Series A , 4 .00% , 12/1/28 ............................................. 365 363
Series A , 4 .00% , 12/1/29 ............................................. 380 377
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 492
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 462
The County of Pima IDA Revenue , Series A , 5 .75% , 11/15/25 (c) ..................... 660 669
8,670
Arkansas (1.0%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,269
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,289
5 .00% , 9/1/44 , (Put Date 9/1/27) (a) ...................................... 4,000 4,131
6,689
California (4.1%):
California Community Choice Financing Authority Revenue
Series B , 5 .00% , 1/1/55 , (Put Date 12/1/32) (a) .............................. 4,000 4,303
Series C , 5 .00% , 8/1/55 , (Put Date 10/1/32) (a) .............................. 5,000 5,409
Series G , 5 .00% , 11/1/55 , (Put Date 8/1/32) (a) .............................. 2,500 2,683
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 218

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
California Health Facilities Financing Authority Revenue , Series A , 3 .85% , 11/15/27 ,
Continuously Callable @100 ........................................... $ 1,500 $ 1,505
California Municipal Finance Authority Revenue AMT
Series A , 3 .80% , 7/1/41 , (Put Date 4/1/25) (a) ............................... 4,250 4,229
Series A , 4 .13% , 11/1/46 , (Put Date 3/3/25) (a) .............................. 2,250 2,252
Series B , 4 .15% , 7/1/51 , (Put Date 1/15/25) (a) .............................. 2,000 2,001
California Pollution Control Financing Authority Revenue AMT , 4 .05% , 7/1/43 , (Put Date
2/18/25) (a) (c) ..................................................... 2,000 1,997
Newman-Crows Landing Unified School District, GO , 8/1/25 (d) ..................... 1,000 982
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... 315 326
5 .00% , 7/1/28 ..................................................... 330 346
5 .00% , 7/1/29 ..................................................... 315 334
5 .00% , 7/1/30 ..................................................... 310 332
Southern California Public Power Authority Revenue , Series A , 5 .00% , 9/1/26 ........... 235 240
27,157
Colorado (0.6%):
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/25 ..................................................... 350 357
Series A , 5 .00% , 8/1/29 .............................................. 500 544
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,109
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 800 788
3,798
Connecticut (1.7%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,564
City of New Haven, GO
Series A , 5 .00% , 8/1/25 .............................................. 580 586
Series A , 5 .00% , 8/1/26 .............................................. 580 598
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,050
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 621
Series B , 5 .00% , 2/1/28 .............................................. 525 552
Series B , 5 .00% , 2/1/29 .............................................. 550 586
City of West Haven, GO , Series A , 5 .00% , 11/1/27 ............................... 650 679
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (a) ........................................... 3,000 3,119
11,355
Florida (1.9%):
Alachua County Health Facilities Authority Revenue , 5 .00% , 12/1/37 , (Put Date 12/1/26) (a) . 3,000 3,066
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 160 160
City of Pompano Beach Revenue , 3 .50% , 9/1/30 , Continuously Callable @103 ........... 3,590 3,414
City of Venice Revenue
Series B-1 , 4 .63% , 1/1/30 , Continuously Callable @100 (c) ..................... 750 751
Series B-2 , 4 .50% , 1/1/30 , Continuously Callable @100 (c) ..................... 575 576
County of Escambia Revenue , Series B , 3 .45% , 11/1/33 , (Put Date 10/1/31) (a) ........... 1,500 1,495
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. 390 403
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 422
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 370
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ 475 488
Florida Higher Educational Facilities Financial Authority Revenue , 5 .00% , 10/1/25 ........ 445 448
Lee County IDA Revenue , Series 2024B-1 , 4 .75% , 11/15/29 , Continuously Callable @100 .. 1,000 1,007
12,600
Georgia (7.6%):
Development Authority of Appling County Revenue
1 .35% , 9/1/29 , Continuously Callable @100 (e) ............................. 600 600
Series A , 1 .50% , 1/1/38 , (Put Date 2/3/25) (a) ............................... 2,000 1,988
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 918
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/28 ............................................. 1,000 1,046
Series A , 5 .00% , 5/15/29 ............................................. 1,775 1,872
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (a) .............................. 6,000 6,332
Series C , 5 .00% , 12/1/25 ............................................. 1,000 1,013

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 5 .00% , 12/1/54 , (Put Date 12/1/31) (a) ............................. $ 12,500 $ 13,358
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (a) .............................. 2,000 2,125
The Burke County Development Authority Revenue
1 .35% , 11/1/48 , Continuously Callable @100 (e) ............................. 8,800 8,800
2 .88% , 12/1/49 , (Put Date 8/19/25) (a) .................................... 1,775 1,764
Series 4 , 3 .80% , 10/1/32 , (Put Date 5/21/26) (a) .............................. 1,000 1,009
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 5,000 4,649
The Development Authority of Monroe County Revenue
3 .88% , 6/1/42 , (Put Date 3/6/26) (a) ...................................... 1,500 1,513
Series A , 1 .50% , 1/1/39 , (Put Date 2/3/25) (a) ............................... 3,500 3,479
50,466
Guam (0.3%):
Territory of Guam Revenue , Series A , 5 .00% , 12/1/24 ............................. 2,000 2,000
Illinois (10.6%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,405
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,046
Chicago O'Hare International Airport Revenue AMT , Series C , 5 .00% , 1/1/25 ............ 1,775 1,776
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 624
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,059
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,076
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,425
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,307
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,903
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 776
Chicago Transit Authority Capital Grant Receipts Revenue
5 .00% , 6/1/25 ..................................................... 1,720 1,733
5 .00% , 6/1/26 ..................................................... 1,000 1,027
City of Chicago Lakeshore East Special Assessment
2 .27% , 12/1/24 (c) .................................................. 310 310
2 .53% , 12/1/25 (c) .................................................. 328 321
2 .69% , 12/1/26 (c) .................................................. 305 295
2 .87% , 12/1/27 (c) .................................................. 255 245
City of Chicago Waterworks Revenue
5 .00% , 11/1/25 ..................................................... 4,000 4,068
5 .00% , 11/1/26 ..................................................... 1,000 1,040
Series A-1 , 5 .00% , 11/1/25 ............................................ 2,000 2,035
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,554
Illinois Development Finance Authority Revenue AMT , Series A , 4 .25% , 11/1/44 , (Put Date
11/3/25) (a) ....................................................... 2,000 2,000
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 533
5 .00% , 10/1/30 .................................................... 250 269
Series B , 3 .88% ( MUNIPSA + 70 bps ) , 5/1/42 , (Put Date 5/1/26) (a) (b) .............. 2,250 2,251
Series C , 4 .00% , 2/15/25 ............................................. 10,000 10,012
Marshall Putnam & Bureau Counties Community Unit School District No. 5, GO , 4 .75% ,
12/1/27 , Continuously Callable @100 .................................... 3,030 3,030
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 349
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 485
Series B , 5 .00% , 4/1/30 .............................................. 250 268
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,191
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.) , Series A , 5 .00% , 1/1/25 .......................... 175 175
State of Illinois, GO
Series A , 5 .00% , 11/1/25 .............................................. 5,000 5,075
Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ........................ 8,985 9,408
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,027

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 6/15/30 .................................................... $ 1,500 $ 1,557
5 .00% , 6/15/31 .................................................... 575 599
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 499
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 12/1/24 1,915 1,915
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... 750 766
4 .00% , 4/1/30 ..................................................... 750 767
70,201
Indiana (2.9%):
Brownsburg 1999 School Building Corp. Revenue , Series B , 5 .00% , 6/1/25 , Continuously
Callable @100 ..................................................... 3,100 3,102
City of Rockport Revenue , Series A , 3 .13% , 7/1/25 ............................... 1,500 1,493
Indiana Bond Bank Revenue
1/15/27 (d) ........................................................ 1,280 1,202
1/15/28 (d) ........................................................ 1,100 1,001
1/15/29 (d) ........................................................ 565 496
7/15/29 , Continuously Callable @99 (d) ................................... 730 599
Indiana Finance Authority Revenue
5 .00% , 4/1/25 ..................................................... 750 751
5 .00% , 4/1/26 ..................................................... 790 797
5 .00% , 4/1/27 ..................................................... 830 844
5 .00% , 4/1/28 ..................................................... 870 891
5 .00% , 4/1/29 ..................................................... 1,180 1,215
Indiana Finance Authority Revenue AMT , Series A , 4 .20% , 5/1/28 , (Put Date 9/3/24) (a) .... 2,000 2,000
Terre Haute Sanitary District Revenue , 5 .25% , 9/28/28 , Continuously Callable @100 ...... 5,000 5,004
19,395
Kentucky (10.9%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,870
5 .00% , 2/1/30 ..................................................... 740 799
County of Carroll Revenue , 1 .55% , 9/1/42 , (Put Date 9/1/26) (a) ...................... 5,000 4,828
County of Knott Revenue AMT , 4 .00% , 3/28/44 , (Put Date 4/1/25) (a) (c) ............... 5,000 5,006
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (a) .............................. 10,000 9,428
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (a) .............................. 5,000 4,601
Kentucky Economic Development Finance Authority Revenue
4 .50% , 10/1/27 , Continuously Callable @100 ............................... 5,000 5,000
Series B-3 , 4 .58% ( MUNIPSA + 140 bps ) , 2/1/46 , (Put Date 2/1/25) (a) (b) ........... 10,000 9,984
Kentucky Public Energy Authority Revenue
Series A , 5 .00% , 7/1/25 .............................................. 375 377
Series A , 5 .00% , 5/1/55 , (Put Date 7/1/30) (a) ............................... 1,000 1,061
Series B , 5 .00% , 8/1/25 .............................................. 500 504
Series B , 5 .00% , 2/1/26 .............................................. 275 279
Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) (a) ............................... 1,000 1,075
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (a) ............................... 3,370 3,398
Series C-1 , 4 .00% , 12/1/49 , (Put Date 6/1/25) (a) ............................. 10,000 10,008
Series C-3 , 4 .23% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 10,000 9,951
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 ,
(Put Date 10/1/29) (a) ................................................ 4,000 4,306
72,475
Louisiana (1.0%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 919
Parish of St. John the Baptist Revenue , 2 .20% , 6/1/37 , (Put Date 7/1/26) (a) ............. 1,750 1,704
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... 3,470 3,688
6,311
Maryland (1.9%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/25 .............................................. 1,500 1,509
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,044
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,392

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... $ 1,910 $ 2,006
5 .00% , 7/1/29 ..................................................... 1,130 1,201
5 .00% , 7/1/30 ..................................................... 1,000 1,074
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. 1,475 1,554
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,550 1,632
12,412
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/25 ..................................................... 1,250 1,254
5 .00% , 7/1/26 ..................................................... 1,500 1,519
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,467
Series S , 5 .00% , 7/15/26 (c) ............................................ 310 316
Series S , 5 .00% , 7/15/28 (c) ............................................ 340 355
Series S , 5 .00% , 7/15/30 (c) ............................................ 640 678
Series T1 , 3 .78% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .......... 2,500 2,487
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,062
9,138
Michigan (1.8%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 2,034
5 .00% , 7/1/30 ..................................................... 2,290 2,336
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 140 140
4 .00% , 2/1/32 ..................................................... 285 277
Michigan Strategic Fund Revenue AMT , 4 .13% , 8/1/27 ............................ 5,000 5,079
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 550 532
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,496
11,894
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue , 3 .86% , 11/1/26 , Continuously
Callable @100 (e) ................................................... 475 475
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 3,983
Missouri (0.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/26 ..................................................... 205 205
4 .00% , 8/1/28 ..................................................... 415 415
4 .00% , 8/1/30 ..................................................... 295 291
911
Nebraska (2.1%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (a) ...... 6,000 6,339
County of Douglas Revenue , 3 .71% ( MUNIPSA + 53 bps ) , 7/1/35 , (Put Date 9/1/26) (a) (b) .... 7,765 7,711
14,050
Nevada (0.5%):
County of Clark Revenue , Series R , 3 .75% , 1/1/36 , (Put Date 3/31/26) (a) ............... 2,500 2,506
State of Nevada Department of Business & Industry Revenue AMT , 4 .13% , 12/1/26 , (Put Date
12/2/24) (a) (c) ..................................................... 1,000 1,000
3,506
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 (c) ............................. 1,000 1,002
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 280 274
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 287
1,563
New Mexico (1.8%):
City of Farmington Revenue
Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ......................... 5,000 4,342

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 3 .88% , 6/1/40 , (Put Date 6/1/29) (a) ............................... $ 1,000 $ 1,023
Series E , 3 .88% , 6/1/40 , (Put Date 6/1/29) (a) ............................... 600 614
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 791
5 .00% , 6/1/28 ..................................................... 780 809
5 .00% , 6/1/29 ..................................................... 835 874
5 .00% , 6/1/30 ..................................................... 525 554
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 727
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 897
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 327
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (c) ......................................................... 744 735
11,693
New York (11.2%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 185 183
City of Dunkirk, GO , 7 .50% , 7/24/25 (c) ....................................... 5,000 5,023
City of Mount Vernon, GO
Series A , 5 .50% , 5/30/25 (c) ........................................... 3,300 3,310
Series B , 5 .25% , 5/30/25 (c) ........................................... 3,204 3,241
City of Poughkeepsie, GO
4 .00% , 4/15/25 .................................................... 215 215
4 .00% , 4/15/26 .................................................... 230 231
Long Island Power Authority Revenue , Series C , 3 .31% ( MUNIPSA + 45 bps ) , 9/1/38 , (Put Date
9/1/25) (a) (b) ...................................................... 10,500 10,422
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (a) ........................... 1,830 2,013
Series A3 , 3 .73% ( SOFR + 65 bps ) , 11/15/42 , (Put Date 4/1/26) (a) (b) ............... 10,000 9,860
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series 2 , 3 .88% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 2,000 2,004
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 10,000 10,021
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,547
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 13,756
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,699
New York State Dormitory Authority Revenue
5 .00% , 12/1/24 (c) .................................................. 1,200 1,200
5 .00% , 12/1/25 (c) .................................................. 1,200 1,204
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 2 .45% , 8/1/50 , Continuously Callable @100 (c) (e) ....................... 9 9
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,069
5 .00% , 9/1/27 ..................................................... 1,250 1,313
Village of Sylvan Beach, GO , Series B , 5 .88% , 5/30/25 , Continuously Callable @100 ...... 4,615 4,621
Village of Washingtonville, GO , 6 .25% , 6/26/25 ................................. 1,300 1,317
74,258
North Carolina (1.5%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
3 .45% , 11/1/33 , (Put Date 10/1/31) (a) .................................... 1,100 1,092
Series A , 1 .38% , 5/1/34 , (Put Date 6/16/25) (a) .............................. 2,000 1,965
North Carolina Housing Finance Agency Revenue , 3 .38% , 7/1/48 , (Put Date 7/15/25) (a) .... 1,900 1,896
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 10/1/27 ............................................. 600 603
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,565
Series B-1 , 4 .25% , 10/1/28 , Continuously Callable @100 ...................... 250 250
Series B-1 , 4 .75% , 9/1/29 , Continuously Callable @100 ....................... 410 411
Series B2 , 2 .30% , 9/1/25 , Continuously Callable @100 ........................ 1,250 1,229
Series B-2 , 4 .50% , 9/1/29 , Continuously Callable @100 ....................... 625 626
9,637
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... 1,200 1,291

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 12/1/32 , Continuously Callable @100 ............................... $ 1,300 $ 1,397
2,688
Ohio (2.0%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 .................................................... 275 295
5 .00% , 11/15/30 .................................................... 350 378
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 300 323
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .25% , 1/1/34 , Continuously
Callable @102 (c) ................................................... 500 502
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. 2,000 2,205
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,422
Ohio Air Quality Development Authority Revenue , Series B , 2 .40% , 12/1/38 , (Put Date
10/1/29) (a) ....................................................... 3,250 3,117
Ohio Air Quality Development Authority Revenue AMT , Series A , 3 .75% , 1/1/29 ......... 1,000 993
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/25 , Continuously Callable @100 ... 1,000 1,000
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 442
5 .00% , 11/15/30 .................................................... 710 756
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 465 494
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,095
13,022
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,024
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/25 ........... 550 553
5,577
Oregon (1.1%):
County of Gilliam Revenue AMT , Series A , 4 .25% , 7/1/38 , (Put Date 7/2/29) (a) .......... 6,250 6,357
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 158
Series A , 5 .00% , 10/1/29 ............................................. 300 320
Series A , 5 .00% , 10/1/30 ............................................. 300 323
7,158
Pennsylvania (4.4%):
Chester County IDA Revenue , 5 .00% , 3/1/27 , Continuously Callable @100 ............. 3,375 3,450
Clairton Municipal Authority Revenue
Series A , 4 .00% , 12/1/29 ............................................. 1,000 1,006
Series B , 5 .00% , 12/1/24 ............................................. 600 600
Series B , 5 .00% , 12/1/25 ............................................. 650 656
Series B , 5 .00% , 12/1/26 ............................................. 675 690
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 8/1/25 .. 800 809
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,060
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,855
5 .00% , 7/1/29 ..................................................... 2,000 2,146
Delaware County Authority Revenue
5 .00% , 10/1/25 .................................................... 525 528
5 .00% , 10/1/30 .................................................... 1,200 1,239
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 140
5 .00% , 3/1/29 ..................................................... 175 184
5 .00% , 3/1/30 ..................................................... 150 159
5 .00% , 3/1/31 ..................................................... 175 187
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/15/25 .................................................... 550 560
5 .00% , 12/15/26 , Continuously Callable @100 .............................. 500 508
5 .00% , 12/15/27 , Continuously Callable @100 .............................. 1,000 1,016
Montgomery County IDA Revenue , Series A , 4 .10% , 4/1/53 , (Put Date 4/3/28) (a) ......... 2,500 2,568
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A , 3 .85% , 4/1/34 , (Put Date 7/15/24) (a) .............................. 1,000 999
Series A , 4 .25% , 8/1/37 , (Put Date 8/1/25) (a) ............................... 3,000 3,008
Pennsylvania Turnpike Commission Registration Fee Revenue , 4 .03% ( MUNIPSA + 85 bps ) ,
7/15/41 , (Put Date 7/15/26) (a) (b) ........................................ 2,500 2,535

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Philadelphia IDA Revenue
5 .00% , 6/15/28 (c) .................................................. $ 210 $ 215
5 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 220 225
5 .00% , 6/15/30 , Continuously Callable @100 (c) ............................. 145 148
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 177 185
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 89 97
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,190 1,190
Series B1 , 6 .00% , 6/30/44 , Continuously Callable @86 (f) ...................... 595 444
29,407
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... 2,220 2,308
South Dakota (0.2%):
South Dakota Health & Educational Facilities Authority Revenue
3 .86% , 11/1/25 , Continuously Callable @100 (e) ............................. 330 330
3 .86% , 11/1/27 , Continuously Callable @100 (e) ............................. 900 900
1,230
Tennessee (1.6%):
Tennergy Corp. Revenue
Series A , 5 .25% , 12/1/24 ............................................. 500 500
Series A , 5 .25% , 12/1/25 ............................................. 550 556
Series A , 4 .00% , 12/1/51 , (Put Date 9/1/28) (a) .............................. 4,130 4,187
Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) ............................. 5,000 5,391
10,634
Texas (8.9%):
City of Dallas Housing Finance Corp. Revenue , 5 .00% , 7/1/26 , (Put Date 12/1/25) (a) ...... 2,750 2,796
City of Galveston Wharves & Terminal Revenue AMT
Series A , 5 .00% , 8/1/26 .............................................. 250 255
Series A , 5 .00% , 8/1/27 .............................................. 280 289
Series A , 5 .00% , 8/1/28 .............................................. 230 240
Series A , 5 .00% , 8/1/29 .............................................. 250 263
Series A , 5 .00% , 8/1/30 .............................................. 345 365
Series A , 5 .00% , 8/1/31 .............................................. 660 702
City of San Antonio Electric & Gas Systems Revenue , 4 .05% ( MUNIPSA + 87 bps ) , 2/1/48 , (Put
Date 12/1/25) (a) (b) ................................................. 5,000 5,007
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 943
5 .00% , 8/15/31 .................................................... 680 743
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 491
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 1,011
Harris County Cultural Education Facilities Finance Corp. Revenue , 5 .00% , 7/1/49 , (Put Date
12/1/26) (a) ....................................................... 1,400 1,451
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 304
4 .00% , 4/1/29 ..................................................... 405 412
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 354
Mission Economic Development Corp. Revenue AMT
4 .25% , 1/1/26 , (Put Date 8/1/24) (a) ...................................... 3,000 2,998
Series A , 4 .13% , 5/1/46 , (Put Date 12/2/24) (a) .............................. 2,000 2,000
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/23 (g) ............................................ 1,087 1,081
Series A , 5 .00% , 7/1/24 (g) ............................................ 2,300 2,286
Series A , 5 .00% , 7/1/25 (g) ............................................ 2,135 2,122
Port of Port Arthur Navigation District Revenue
Series A , 1 .40% , 4/1/40 , Continuously Callable @100 (e) ....................... 6,500 6,500
Series B , 1 .40% , 4/1/40 , Continuously Callable @100 (e) ....................... 10,650 10,650
Series C , 1 .40% , 4/1/40 , Continuously Callable @100 (e) ....................... 8,655 8,655
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,080
Texas Municipal Gas Acquisition & Supply Corp. V Revenue
5 .00% , 1/1/26 ..................................................... 450 457
5 .00% , 1/1/55 , (Put Date 1/1/34) (a) ...................................... 2,000 2,170

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... $ 2,355 $ 2,421
59,046
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 448
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 231
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,017
1,696
Virginia (1.6%):
James City County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/30 , Continuously Callable @103 ........................ 220 220
Series C3 , 5 .25% , 12/1/27 , Continuously Callable @100 ....................... 1,000 1,001
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 2 .45% , 6/1/63 , Continuously Callable @100 (c) (e) .......... 1,400 1,400
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (g) .. 1,074 301
Marquis Community Development Authority of York County Tax Allocation
Series A , 1 .02% , 9/1/36 (g) ............................................ 3,506 982
Series C , 0.00% , 9/1/41 (g) ............................................ 5,111 5
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @102 ........ 1,700 1,705
Virginia Housing Development Authority Revenue , Series F , 3 .63% , 7/1/55 , (Put Date
4/1/26) (a) ........................................................ 2,000 2,000
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 , Continuously
Callable @103 ..................................................... 1,250 1,334
Virginia Small Business Financing Authority Revenue AMT , 4 .00% , 11/1/52 , (Put Date
11/20/25) (a) ....................................................... 1,500 1,501
10,449
Washington (2.4%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,050
5 .00% , 8/15/27 .................................................... 2,175 2,262
Series B-2 , 4 .58% ( MUNIPSA + 140 bps ) , 1/1/35 , (Put Date 1/1/25) (a) (b) ........... 10,000 9,970
Series B-3 , 5 .00% , 8/1/49 , Continuously Callable @100 ....................... 1,000 1,026
Washington State Housing Finance Commission Revenue
Series A , 5 .00% , 7/1/25 .............................................. 345 348
Series A , 5 .00% , 7/1/26 .............................................. 290 297
15,953
Wisconsin (1.9%):
Public Finance Authority Revenue
4 .00% , 3/1/25 (c) ................................................... 1,075 1,073
4 .00% , 3/1/26 (c) ................................................... 1,510 1,499
4 .00% , 3/1/27 (c) ................................................... 795 784
4 .00% , 3/1/28 (c) ................................................... 840 822
3 .25% , 1/1/30 ..................................................... 1,795 1,668
5 .00% , 4/1/30 (c) ................................................... 500 515
Public Finance Authority Revenue AMT , Series A-2 , 4 .25% , 10/1/25 , (Put Date 2/3/25) (a) ... 2,000 1,998
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/25 ..................................................... 205 205
4 .00% , 1/1/26 ..................................................... 345 346
4 .00% , 3/15/30 .................................................... 400 405
Series B , 4 .00% , 9/15/26 ............................................. 110 110
Series B , 4 .00% , 9/15/27 ............................................. 140 141
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 198
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 300
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 313
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 307
Series B-2 , 5 .00% , 2/15/51 , (Put Date 2/15/27) (a) ............................ 2,000 2,046
12,730
Total Municipal Bonds (Cost $674,915)
a
a
a
659,084
Total Investments (Cost $674,915) — 99.4% 659,084
Other assets in excess of liabilities —  0.6% 3,821
NET ASSETS - 100.00% $ 662,905

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$41,167 (thousands) and amounted to 6.2% of net assets.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
November 30, 2024
Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Virginia (91.8%):
Albemarle County Economic Development Authority Revenue , Series B , 2 .00% , 10/1/48 ,
Continuously Callable @100 (a) ......................................... $ 6,310 $ 6,310
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,342
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 580 580
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 1,977
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,854
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,580
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,511
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,567
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 702
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 751
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,832
Chesapeake Bay Bridge & Tunnel District Revenue
5 .50% , 7/1/25 ..................................................... 1,755 1,777
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,805 5,863
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 3,435 3,463
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 7/1/41 , Continuously Callable @100 .......................... 5,000 5,096
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 990
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,912
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,858
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,117
City of Norfolk, GO
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 2,040 2,109
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,535 1,578
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 1,025
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,270
City of Richmond VA Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 6,009
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,236
County of Fairfax Sewer Revenue
Series A , 5 .00% , 7/15/46 , Continuously Callable @100 ........................ 10,000 10,885
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 ........................ 10,000 10,060
Fairfax County Economic Development Authority Revenue , 5 .00% , 4/1/47 , Continuously
Callable @100 ..................................................... 4,000 4,120
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,900
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,487
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 , (Put Date
7/1/43) (b) ........................................................ 5,900 6,373
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @103 .. 7,000 7,001
Greater Richmond Convention Center Authority Revenue , 5 .00% , 6/15/32 , Pre-refunded
6/15/25 @ 100 ..................................................... 1,500 1,516
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... 5,000 4,976
Henrico County Economic Development Authority Revenue
4 .25% , 6/1/26 , Continuously Callable @100 ............................... 140 140
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,500 2,570
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 503
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 712
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,426
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,083
Series A , 5 .00% , 10/1/47 , Continuously Callable @103 ........................ 945 1,011
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 7,380 7,765

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... $ 1,000 $ 880
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 8,811
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 948
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @103 (c) ....................... 675 475
Series B , 6 .05% , 3/1/44 , Continuously Callable @103 ......................... 630 569
Series C , 2 .25% , 3/1/54 , Continuously Callable @100 (c) ....................... 2,599 1,105
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @102 ............................... 750 752
4 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 1,000
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,039
Loudoun County Economic Development Authority Revenue
5 .00% , 12/1/31 .................................................... 1,135 1,135
5 .00% , 12/1/32 .................................................... 800 800
5 .00% , 12/1/33 .................................................... 775 775
5 .00% , 12/1/34 .................................................... 805 805
Series E , 2 .80% , 2/15/38 , Callable 1/2/25 @ 100 (a) .......................... 1,300 1,300
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 2 .45% , 6/1/63 , Continuously Callable @100 (a) (d) .......... 12,755 12,755
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,335
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,146
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 3,004
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 14,420 13,898
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,280
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.) ,
Series B , 1 .20% , 1/1/47 , Continuously Callable @100 (a) ....................... 2,300 2,300
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,478
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (d) .. 1,093 306
Marquis Community Development Authority of York County Tax Allocation
Series B , 1 .13% , 9/1/41 (c) ............................................ 3,532 989
Series C , 0.00% , 9/1/41 (c) ............................................ 5,389 5
Montgomery County Economic Development Authority Revenue
Series A , 4 .00% , 6/1/36 , Continuously Callable @100 ......................... 1,125 1,152
Series A , 4 .00% , 6/1/38 , Continuously Callable @100 ......................... 1,750 1,783
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,946
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 6,029
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (b) ............................. 1,600 1,712
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,167
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,105
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,185
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 997
5 .00% , 1/1/46 , Continuously Callable @102 ............................... 4,000 3,776
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 3,955 3,955
Rappahannock Regional Jail Authority Revenue , 5 .00% , 10/1/35 , Pre-refunded 10/1/25 @ 100 1,165 1,185
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,747
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,946
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,694
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 4,149
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,000 989
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,338
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 244
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 218
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 241
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 693

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 4/1/49 , Continuously Callable @100 ............................... $ 910 $ 936
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 6,005
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,288
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously
Callable @100 ..................................................... 5,000 4,837
University of Virginia Revenue
Series A , 5 .00% , 4/1/42 , Continuously Callable @100 ......................... 4,000 4,155
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,601
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 10,000 10,564
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... 3,250 3,307
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,937
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 3,276
Virginia College Building Authority Revenue
5 .00% , 6/1/25 ..................................................... 250 251
5 .00% , 6/1/26 ..................................................... 250 254
5 .00% , 6/1/27 ..................................................... 275 282
5 .00% , 6/1/28 ..................................................... 295 305
5 .00% , 6/1/29 ..................................................... 300 313
5 .00% , 6/1/30 ..................................................... 325 342
5 .00% , 6/1/31 ..................................................... 300 317
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 974
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 548
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 653
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 895
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,239
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 893
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 832
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 937
Series E , 5 .00% , 2/1/31 , Continuously Callable @100 ......................... 10,000 10,640
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,255
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp) , 2 .80% , 8/1/34 , Callable
12/4/24 @ 100 (a) ................................................... 4,200 4,200
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.) , 1 .25% , 11/1/36 ,
Continuously Callable @100 (a) ......................................... 11,600 11,600
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 5,209
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,536
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,699
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 10,044
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,029
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,636
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 762
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 373
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,420
Virginia Housing Development Authority Revenue
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 7,000 6,290
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,528
Series D , 4 .70% , 7/1/55 , Continuously Callable @100 ........................ 1,250 1,273
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,156
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,146
Series E-2 , 4 .60% , 10/1/54 , Continuously Callable @100 ...................... 1,000 1,010
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,171
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,821
Series H , 4 .70% , 12/1/54 , Continuously Callable @100 ........................ 800 812
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,073
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,286
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 564

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... $ 6,700 $ 6,714
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,478
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 1,051
Series B , 5 .25% , 11/1/47 , Continuously Callable @100 ........................ 2,330 2,606
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 799
Virginia Small Business Financing Authority Revenue
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 12,800 12,675
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,656
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,699
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 14,852
Series A , 5 .50% , 12/1/54 , Continuously Callable @102 ........................ 4,500 4,817
Virginia Small Business Financing Authority Revenue AMT , 4 .00% , 11/1/52 , (Put Date
11/20/25) (b) ...................................................... 1,500 1,501
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,572
5 .00% , 12/1/35 , Pre-refunded 12/1/26 @ 100 ............................... 1,545 1,614
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,017
5 .00% , 12/1/38 , Pre-refunded 12/1/26 @ 100 ............................... 1,000 1,045
Winchester Economic Development Authority Revenue , 5 .00% , 1/1/44 , Continuously Callable
@100 ........................................................... 3,250 3,279
Wise County IDA Revenue , Series A , 0 .75% , 10/1/40 , (Put Date 9/2/25) (b) ............. 2,500 2,422
486,264
District of Columbia (4.1%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A , 5 .25% , 10/1/49 , Continuously Callable @100 ........................ 4,000 4,336
Series A , 4 .50% , 10/1/53 , Continuously Callable @100 ........................ 2,175 2,200
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,575
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,406
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (e) ............................. 5,500 4,511
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,502
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,182
21,712
Guam (3.1%):
Guam Government Waterworks Authority Revenue , Series A , 5 .00% , 1/1/50 , Continuously
Callable @100 ..................................................... 1,000 1,041
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,106
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,613
Series A , 5 .00% , 10/1/43 , Continuously Callable @100 ........................ 200 216
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 225 241
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,535
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 207
Series A , 5 .00% , 11/1/28 .............................................. 250 261
Series A , 5 .00% , 11/1/29 .............................................. 250 264
Series A , 5 .00% , 11/1/30 .............................................. 250 266
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,116
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,255
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,000 2,007
Series F , 5 .00% , 1/1/31 ............................................... 500 536
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... 1,000 986
16,650
Total Municipal Bonds (Cost $547,152)
a
a
a
524,626
Total Investments (Cost $547,152) — 99.0% 524,626
Other assets in excess of liabilities —  1.0% 5,058
NET ASSETS - 100.00% $ 529,684

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
November 30, 2024
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of November 30, 2024, the fair value of these securities was
$13,061 (thousands) and amounted to 2.5% of net assets.
(e) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.